As filed with the Securities and Exchange Commission February 6, 2009


                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-14

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       [X] Pre-Effective Amendment No. 1
                      [ ] Post-Effective Amendment No. __
                       (Check appropriate box or boxes)

                            FRANKLIN CUSTODIAN FUNDS
              (Exact Name of Registrant as Specified in Charter)

                                (650) 312-2000
                 (Registrant's Area Code and Telephone Number)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                ----------------------------------------------
  (Address of Principal Executive Offices) (Number, Street, City, State, Zip
                                     Code)

         CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         -------------------------------------------------------------
   (Name and Address of Agent for Service of Process) (Number, Street, City,
                               State, Zip Code)

Approximate Date of Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of securities being registered: Shares of beneficial interest, without par value, of Franklin Growth Fund. No filing fee is due because Registrant is relying on section 24(f) of the Investment Company Act of 1940, as amended

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to such Section 8(a), shall determine.






FRANKLIN TEMPLETON LOGO




                         FRANKLIN CAPITAL GROWTH FUND

                       IMPORTANT SHAREHOLDER INFORMATION

These materials are for a Special Meeting of Shareholders of Franklin Capital Growth Fund scheduled for April 9, 2009, at 2:00 p.m., Pacific Time. They discuss a proposal to be voted on at the meeting and contain a Notice of Special Meeting of Shareholders, a Prospectus/Proxy Statement, and a proxy card. A proxy card is, in essence, a ballot. When you complete a proxy card, it tells us how you wish the individual(s) named on your proxy to vote on important issues relating to the Fund. If you complete, sign and return a proxy card, we'll vote it exactly as you tell us. If you simply sign and return a proxy card, we'll vote it in accordance with the Board of Trustees' recommendations on page 5 of the Prospectus/Proxy Statement.

       WE URGE YOU TO SPEND A FEW MINUTES REVIEWING THE PROPOSAL IN THE PROSPECTUS/PROXY STATEMENT. THEN, FILL OUT THE PROXY CARD AND RETURN IT TO
                US SO THAT WE KNOW HOW YOU WOULD LIKE TO VOTE.
 WE WELCOME YOUR COMMENTS. IF YOU HAVE ANY QUESTIONS, CALL FUND INFORMATION AT

                      (800) DIAL BEN(R) OR (800) 342-5236.





-------------------------------------------------------------------------------
                         TELEPHONE AND INTERNET VOTING

   For your convenience, you may be able to vote by telephone or through the Internet, 24 hours a day. If your account is eligible, separate instructions are enclosed.
-------------------------------------------------------------------------------



   FRANKLIN TEMPLETON LOGO


                         FRANKLIN CAPITAL GROWTH FUND

                             ONE FRANKLIN PARKWAY
                           SAN MATEO, CA 94403-1906

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                          TO BE HELD ON APRIL 9, 2009

To the Shareholders of Franklin Capital Growth Fund:
   NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the "Meeting") of Franklin Capital Growth Fund ("Target Fund") will be held at Target Fund's offices, One Franklin Parkway, San Mateo, California, 94403-1906, on April 9, 2009, at 2:00 p.m., Pacific Time. The Meeting is being called for the following purposes:
1. To approve an Agreement and Plan of Reorganization (the "Plan") between Target Fund and Franklin Custodian Funds ("Acquiring Trust"), on behalf of Franklin Growth Fund ("Growth Fund"), that provides for: (i) the acquisition of substantially all of the assets of Target Fund by Growth Fund in exchange solely for shares of Growth Fund, (ii) the distribution of such shares to the shareholders of Target Fund, and (iii) the complete liquidation and dissolution of Target Fund. If Target Fund effects the Plan, a Target Fund shareholder will receive Class A, Class B, Class C, Class R, or Advisor Class shares of Growth Fund, as the case may be, with an aggregate net asset value equal to the aggregate net asset value of such shareholder's Class A, Class B, Class C, Class R or Advisor Class shares of Target Fund.

2.    To transact such other business as may properly come before the Meeting.

A copy of the form of the Plan, which more completely describes the transaction proposed for Target Fund, is attached as Exhibit A to the Prospectus/Proxy Statement.

Shareholders of record as of the close of business on January 9, 2009, are entitled to notice of, and to vote at, the Meeting or any adjournment of the Meeting.

                                   By Order of the Board of Trustees,

                                   Karen L. Skidmore
                                   SECRETARY

February 9, 2009

YOU ARE INVITED TO ATTEND THE MEETING, BUT IF YOU CANNOT DO SO, THE BOARD OF TRUSTEES OF TARGET FUND URGES YOU TO COMPLETE, DATE, SIGN, AND RETURN THE ENCLOSED PROXY CARD IN THE ENCLOSED POSTAGE-PAID RETURN ENVELOPE. IT IS IMPORTANT THAT YOU RETURN YOUR SIGNED PROXY CARD PROMPTLY SO THAT A QUORUM MAY BE ENSURED AT THE MEETING. YOU MAY REVOKE YOUR PROXY AT ANY TIME BEFORE IT IS EXERCISED BY THE SUBSEQUENT EXECUTION AND SUBMISSION OF A REVISED PROXY, BY GIVING WRITTEN NOTICE OF REVOCATION TO TARGET FUND AT ANY TIME BEFORE THE PROXY IS EXERCISED, OR BY VOTING IN PERSON AT THE MEETING.



                          PROSPECTUS/PROXY STATEMENT

   When reading this Prospectus/Proxy Statement, you will notice that certain terms are capitalized. This means the term is explained in our glossary section.


                                TABLE OF CONTENTS

                                                              PAGE
COVER PAGE                                                    Cover
SUMMARY..........................................................


      WHAT PROPOSAL WILL BE VOTED ON?............................

      HOW WILL THE TRANSACTION AFFECT ME?........................

      HOW WILL SHAREHOLDER VOTING BE HANDLED?....................

COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS..............

      HOW DO THE INVESTMENT GOALS, STRATEGIES AND POLICIES OF
           THE FUNDS COMPARE?....................................

      WHAT ARE THE PRINCIPAL RISKS OF AN INVESTMENT IN A FUND?...

      WHAT ARE THE DISTRIBUTION AND PURCHASE PROCEDURES OF.......
            THE FUNDS?

      WHAT ARE THE REDEMPTION PROCEDURES AND EXCHANGE
            PRIVILEGES OF THE FUNDS?.............................

      WHO MANAGES THE FUNDS?.....................................

      WHAT ARE THE FUNDS' INVESTMENT MANAGEMENT AND FUND
            FEES?................................................

      WHAT ARE THE FEES AND EXPENSES OF EACH FUND AND WHAT
           MIGHT THEY BE AFTER THE TRANSACTION?.................
           .....................

      HOW DO THE PERFORMANCE RECORDS OF THE FUNDS COMPARE?.......

      WHERE CAN I FIND MORE FINANCIAL AND PERFORMANCE
           INFORMATION ABOUT THE FUNDS?..........................

      WHAT ARE OTHER KEY FEATURES OF THE FUNDS?..................

REASONS FOR THE TRANSACTION......................................

INFORMATION ABOUT THE TRANSACTION................................

      HOW WILL THE TRANSACTION BE CARRIED OUT?...................

      WHO WILL PAY THE EXPENSES OF THE TRANSACTION?..............

      WHAT ARE THE TAX CONSEQUENCES OF THE TRANSACTION?..........

      WHAT SHOULD I KNOW ABOUT GROWTH FUND SHARES?...............

      WHAT ARE THE CAPITALIZATIONS OF THE FUNDS AND WHAT MIGHT
            GROWTH FUND'S CAPITALIZATION BE AFTER THE
            TRANSACTION?.........................................

COMPARISON OF INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS...

      ARE THERE ANY SIGNIFICANT DIFFERENCES BETWEEN THE
           INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS
           OF THE FUNDS?.........................................

      HOW DO THE INVESTMENT RESTRICTIONS OF THE FUNDS DIFFER?....

      WHAT ARE THE PRINCIPAL RISK FACTORS ASSOCIATED WITH
           INVESTMENTS IN THE FUNDS?.............................

INFORMATION ABOUT GROWTH FUND....................................

INFORMATION ABOUT TARGET FUND....................................

FURTHER INFORMATION ABOUT THE FUNDS..............................

VOTING INFORMATION...............................................

      HOW MANY VOTES ARE NECESSARY TO APPROVE TARGET
            FUND'S PLAN?.........................................

      HOW DO I ENSURE MY VOTE IS ACCURATELY RECORDED?............

      MAY I REVOKE MY PROXY?.....................................

      WHAT OTHER MATTERS WILL BE VOTED UPON AT THE MEETING?......

      WHO IS ENTITLED TO VOTE?...................................

      HOW WILL PROXIES BE SOLICITED?.............................

      ARE THERE DISSENTERS' RIGHTS?..............................

PRINCIPAL HOLDERS OF SHARES......................................

SHAREHOLDER PROPOSALS............................................

ADJOURNMENT......................................................

GLOSSARY.........................................................

EXHIBITS TO PROSPECTUS/PROXY STATEMENT..........................1


   A. Form of Agreement and Plan of Reorganization

   B. Prospectus of Franklin Growth Fund - Class A, Class B, Class C, Class R and Advisor Class shares, dated February 1, 2009 (enclosed)

   C. Principal Holders of Securities of Each Fund




                          PROSPECTUS/PROXY STATEMENT
                            DATED FEBRUARY 9, 2009

               ACQUISITION OF SUBSTANTIALLY ALL OF THE ASSETS OF
                         FRANKLIN CAPITAL GROWTH FUND
                         (A DELAWARE STATUTORY TRUST)

                       BY AND IN EXCHANGE FOR SHARES OF

                             FRANKLIN GROWTH FUND
                    (A SERIES OF FRANKLIN CUSTODIAN FUNDS)


This Prospectus/Proxy Statement solicits proxies to be voted at a Special Meeting of Shareholders (the "Meeting") of Franklin Capital Growth Fund ("Target Fund"). At the Meeting, shareholders of Target Fund will be asked to approve or disapprove an Agreement and Plan of Reorganization (the "Plan").
If Target Fund shareholders vote to approve the Plan, substantially all of the assets of Target Fund will be acquired by Franklin Growth Fund ("Growth Fund"), a series of Franklin Custodian Funds ("Acquiring Trust"), in exchange for shares of Franklin Growth Fund - Class A ("Growth Fund Class A shares"), Franklin Growth Fund - Class B ("Growth Fund Class B shares"), Franklin
Growth Fund - Class C ("Growth Fund Class C shares"), Franklin Growth Fund - Class R ("Growth Fund Class R shares"), and Franklin Growth Fund - Advisor Class ("Growth Fund Advisor Class shares" and, all together, "Growth Fund Shares").

The principal offices of Target Fund and Acquiring Trust are located at One Franklin Parkway, San Mateo, CA 94403-1906. You can reach the offices of Target Fund and Acquiring Trust by calling (800) 342-5236.

-------------------------------------------------------------------------------
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
-------------------------------------------------------------------------------

The Meeting will be held at Target Fund's offices, One Franklin Parkway, San Mateo, California, on April 9, 2009, at 2:00 p.m., Pacific Time. The Board of Trustees of Target Fund (the "Target Fund Board") is soliciting these proxies. This Prospectus/Proxy Statement will first be sent to shareholders on or about February 9, 2009.

If Target Fund shareholders vote to approve the Plan, you will receive Growth Fund Class A shares of equivalent aggregate net asset value ("NAV") to your investment in Class A shares of Target Fund, Growth Fund Class B shares of equivalent aggregate NAV to your investment in Class B shares of Target Fund, Growth Fund Class C shares of equivalent aggregate NAV to your investment in Class C shares of Target Fund, Growth Fund Class R shares of equivalent aggregate NAV to your investment in Class R shares of Target Fund, and Growth Fund Advisor Class shares of equivalent aggregate NAV to your investment in Advisor Class shares of Target Fund. Target Fund will then be liquidated and dissolved.

The primary investment goals of the Funds are identical. Each Fund has capital appreciation as its primary investment goal. Target Fund's secondary investment goal is to provide current income return through the receipt of dividends or interest from its investments.

This Prospectus/Proxy Statement includes information about the Plan and Growth Fund that you should know before voting on the Plan. You should retain this Prospectus/Proxy Statement for future reference. Additional information about Growth Fund and the proposed transaction has been filed with the U.S. Securities and Exchange Commission ("SEC") and can be found in the following documents:

o The Prospectus of Growth Fund - Class A, Class B, Class C, Class R and Advisor Class dated February 1, 2009 (the "Growth Fund Prospectus"), which is enclosed with and considered a part of this Prospectus/Proxy Statement.

o A Statement of Additional Information ("SAI") dated February 9, 2009, relating to this Prospectus/Proxy Statement, which has been filed with the SEC and is considered a part of this Prospectus/Proxy Statement.

You may request a free copy of the SAI relating to this Prospectus/Proxy Statement or the Growth Fund Prospectus without charge by calling (800) DIAL BEN or by writing to Franklin Templeton Investments at One Franklin Parkway, San Mateo, CA 94403-1906.

                                    SUMMARY

This is only a summary of certain information contained in this Prospectus/Proxy Statement. You should read the more complete information in the rest of this Prospectus/Proxy Statement, including the form of the Plan (attached as Exhibit A) and the Growth Fund Prospectus (enclosed as Exhibit
B).

WHAT PROPOSAL WILL BE VOTED ON?
At a meeting held on December 1, 2008, the Target Fund Board considered a proposal to reorganize Target Fund with and into Growth Fund, approved the Plan, and voted to recommend that shareholders of Target Fund vote to approve the Plan. In addition, at a meeting also held on December 1, 2008, the Board of Trustees of Acquiring Trust, on behalf of Growth Fund, concluded that the Plan is in the best interests of Growth Fund and its shareholders and approved the Plan.

If shareholders of Target Fund vote to approve the Plan, substantially all of Target Fund's assets will be transferred to Growth Fund in exchange for Growth Fund Shares of equivalent aggregate NAV. If shareholders of Target Fund approve the Plan, your Class A, Class B, Class C, Class R, or Advisor Class shares of Target Fund will be exchanged for shares of equivalent aggregate NAV of the corresponding class of Growth Fund. Because Target Fund and Growth Fund (each, a "Fund" and, collectively, the "Funds") have different NAVs per share, the number of Growth Fund Shares that you receive will likely be different than the number of Target Fund shares that you own, but the total value of your investment will be the same immediately before and after the exchange. After Growth Fund Shares are distributed to Target Fund shareholders, Target Fund will be completely liquidated and dissolved. (The proposed transaction is referred to in this Prospectus/Proxy Statement as the "Transaction.") As a result of the Transaction, you will cease to be a shareholder of Target Fund and will become a shareholder of Growth Fund. This exchange is expected to occur on or about May 6, 2009.

Franklin Advisers, Inc. ("FAI") serves as investment manager to both Funds. The investment goals of Target Fund and Growth Fund are similar, but they are not identical. Both Funds have capital appreciation as their primary investment goal, but Target Fund has as a secondary investment goal to provide current income return through the receipt of dividends or interest from its investments. For the reasons set forth in the "Reasons for the Transaction" section of this Prospectus/Proxy Statement, the Target Fund Board, including the Trustees who are not "interested persons" of Target Fund as such term is defined in the 1940 Act (the "Independent Trustees"), has determined that the Transaction is in the best interests of Target Fund and Target Fund's shareholders. The Target Fund Board and the Board of Trustees of Acquiring Trust also concluded that no dilution in value would result to the shareholders of Target Fund or Growth Fund, respectively, as a result of the Transaction.

It is expected that Target Fund shareholders will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their Target Fund shares for Growth Fund Shares. You should, however, consult your tax adviser regarding the effect, if any, of the Transaction, in light of your individual circumstances. You should also consult your tax adviser about state and local tax consequences. For more information about the tax consequences of the Transaction, please see the section "Information about the Transaction - What are the tax consequences of the Transaction?"

                    THE TARGET FUND BOARD RECOMMENDS THAT YOU
                            VOTE TO APPROVE THE PLAN.

HOW WILL THE TRANSACTION AFFECT ME?

If the Transaction is completed, you will cease to be a shareholder of Target Fund and become a shareholder of Growth Fund. It is anticipated that the Transaction will benefit you as follows:

POTENTIAL COST SAVINGS. The total annual operating expenses of Growth Fund are less than those of Target Fund. In addition, FAI believes that it is unlikely that Target Fund will experience significant future net sales that would allow Target Fund's expenses to decrease as a percentage of net assets by being spread across a larger asset base. The following table compares the annualized net expense ratio, after any applicable management fee reductions, for each class of Growth Fund, based on its fiscal year ended September 30, 2008, with those of each class of Target Fund, based on its fiscal year ended June 30, 2008:

  --------------------------------------
                GROWTH FUND  TARGET FUND
  --------------------------------------
    Class A        0.89%       0.94%
  --------------------------------------
    Class B        1.64%       1.70%
  --------------------------------------
    Class C        1.64%       1.70%
  --------------------------------------
    Class R        1.14%       1.20%
  --------------------------------------
    Advisor Class  0.64%       0.70%
  --------------------------------------



Upon the reorganization of Target Fund into Growth Fund, Target Fund shareholders will become shareholders of a larger fund that may be able to achieve greater operating efficiencies. As of October 31, 2008, Growth Fund's total net assets were approximately $1.93 billion and Target Fund's total net assets were approximately $0.94 billion. The Transaction is not projected to have a material impact on the expense ratio of Growth Fund.

For a more detailed comparison of the Funds' fees and expenses, see the sections below captioned "What are the Funds' Investment Management and Fund Administration Fees?" and "What are the fees and expenses of each of the Funds and what might they be after the Transaction?"

RELATIVE PERFORMANCE. Growth Fund has outperformed Target Fund over the most recent one-, five- and ten-year periods ended October 31, 2008. The performance of each Fund's Class A shares as of that date, without giving effect to applicable sales charges or redemption fees, is shown in the following table:

-------------------------------------------------------------
 AVERAGE ANNUAL TOTAL
        RETURN             TARGET FUND        GROWTH FUND
-------------------------------------------------------------
        1 Year              (36.33%)           (34.98%)
-------------------------------------------------------------
        5 Year              (2.06%)            (1.98%)
-------------------------------------------------------------
       10 Year               1.08%              1.43%
-------------------------------------------------------------

More detailed performance information is included below under the section "How do the performance records of the Funds compare?" in this Prospectus/Proxy Statement.

It is anticipated that the Transaction may disadvantage you as follows:

UNREALIZED APPRECIATION. Target Fund's shareholders that receive Growth Fund Shares will be "buying into" greater unrealized appreciation in value of investments relative to what they are presently exposed to. Such net unrealized gain, when realized on sale of portfolio securities (minus any available capital loss carryovers) is paid to Fund shareholders each calendar year, and any income taxes payable by Fund shareholders on receipt of such payments would reduce their return on investment on an after-tax basis. For more information, please see the section "What are the tax consequences of the Transaction?" in this Prospectus/Proxy Statement.

COSTS OF THE TRANSACTION. Target Fund will pay 25% of the expenses of the Transaction, including proxy solicitation costs. Acquiring Trust, on behalf of Growth Fund, will pay 25% of such expenses. FAI will pay the remaining 50% of such expenses. The total amount of such expenses for the Transaction is estimated to be $286,288.

HOW WILL SHAREHOLDER VOTING BE HANDLED?

Shareholders who own shares of Target Fund at the close of business on January 9, 2009, will be entitled to vote at the Meeting, and will be entitled to one vote for each full share and a proportionate fractional vote for each fractional share that they hold. Approval of the Transaction by Target Fund requires the affirmative vote of the lesser of: (i) a majority of the outstanding shares of Target Fund or (ii) 67% or more of the outstanding shares of Target Fund present at or represented by proxy at the Meeting if the holders of more than 50% of the outstanding shares of Target Fund are present or represented by proxy ("Affirmative Majority Vote"). Computershare Fund Services has been retained by Target Fund to collect and tabulate shareholder votes.

Please vote by proxy as soon as you receive this Prospectus/Proxy Statement. You may place your vote by completing, signing, and mailing the enclosed proxy card, by calling the number on the enclosed proxy card, or via the Internet by following the instructions on the enclosed proxy card. If you vote by any of these methods, the persons appointed as proxies will officially cast your votes at the Meeting.

You can revoke your proxy or change your voting instructions at any time until the vote is taken at the Meeting. You may also attend the Meeting and cast your vote in person at the Meeting. For more details about shareholder voting, see the "Voting Information" section of this Prospectus/Proxy Statement.

              COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS

HOW DO THE INVESTMENT GOALS, STRATEGIES AND POLICIES OF THE FUNDS COMPARE? INVESTMENT GOALS. The primary investment goals of the Funds are identical. Each Fund has capital appreciation as its primary investment goal. Target Fund has, as a secondary investment goal, the provision of current income return through the receipt of dividends or interest from its investments. Historically, however, Growth Fund and Target Fund have had a similar proportion of their portfolios invested in dividend paying investments. As of September 30, 2008, Target Fund and Growth Fund held 96.8% and 100% of their respective net assets in common stocks.

PRINCIPAL INVESTMENT STRATEGIES. The investment strategies of Target Fund are substantially similar to the investment strategies of Growth Fund. For both Funds, FAI applies a "bottom-up," growth-oriented approach, focusing primarily on individual securities and choosing companies that it believes are positioned for growth in revenues, earnings or assets.

In choosing individual equity investments, each Fund's manager considers sectors that have growth potential and fast-growing, innovative companies within these sectors. Consequently, each Fund may from time to time have significant positions in particular sectors, which may include, for example, technology (including computers and telecommunications), health care (including biotechnology) and producer manufacturing. Due to market appreciation, a Fund's investment in an industry sector or the securities of a single company may come to represent a significant portion of the Fund's portfolio. Nevertheless, a Fund will maintain such a position so long as it believes that the company or industry continues to meet its investment guidelines.

TURNOVER. Growth Fund generally pursues a "buy-and-hold" growth strategy. Growth Fund has historically had relatively low portfolio turnover, and its portfolio turnover has historically been lower than that of Target Fund. Because Growth Fund uses a "buy-and-hold" investment strategy, the Fund's portfolio securities may have a higher level of unrealized capital appreciation than if the Fund did not use this strategy. During periods of net redemptions of Growth Fund Shares or when market conditions warrant, the manager may sell these securities, generating a higher level of taxable gain for shareholders than would occur if the Fund had not used these strategies. In contrast, Target Fund has historically experienced relatively higher turnover, which may increase fund expenses and have negative tax implications for shareholders.

MARKET CAPITALIZATION.  Target Fund and Growth Fund may invest in companies
of any size.   Both Funds focus primarily on investments in large- and
mid-capitalization companies, and have done so historically. Both Funds may also invest in securities of small-capitalization companies. Growth Fund may invest up to 40% of its assets in smaller companies, which it considers generally to be those with market capitalizations of less than $1.5 billion; Target Fund has no specific limit on such investments. As of September 30, 2008, Target Fund did not have any of its net assets invested in small-cap companies but had 16.8% of its net assets invested in mid-cap companies, while as of that date Growth Fund had 4.4% of its net assets invested in small-cap companies and 22.9% invested in mid-cap companies. Therefore, Growth Fund has had greater exposure to small- and mid-cap companies, and their related risks, than Target Fund.

FOREIGN SECURITIES. Growth Fund may invest up to 40% of its assets in foreign securities, and had invested 5.1% of its portfolio in foreign securities as of September 30, 2008. Target Fund has no set limit on foreign securities, and invested 13.8% of its portfolio in foreign securities as of September 30, 2008. Growth Fund therefore has had less exposure to foreign securities, and their related risks, than Target Fund.

WHAT ARE THE PRINCIPAL RISKS OF AN INVESTMENT IN A FUND?

An investment in either of the Funds involves risks common to most mutual funds. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other U.S. government agency. Mutual fund shares involve investment risks, including the possible loss of principal. There is no guarantee against losses resulting from an investment in either Fund, or that either Fund will achieve its investment goal. Each of the Funds is also generally subject to the risks associated with investing in equity securities, and each Fund, to varying degrees as described above, is subject to the risks associated with investing in foreign securities and small- and mid-cap companies.

For more information about the investment goals, strategies, policies, and risks of Target Fund and Growth Fund, please see the section "Comparison of Investment Goals, Strategies, Policies and Risks" in this Prospectus/Proxy Statement.

WHAT ARE THE DISTRIBUTION AND PURCHASE PROCEDURES OF THE FUNDS?

Shares of each Fund are sold on a continuous basis by Franklin Templeton Distributors, Inc. ("Distributors"). Class A shares of each Fund are generally sold at NAV per share plus a sales charge. Class B shares, which are no longer offered to new investors, are subject to a CDSC according to the same schedule for both Funds. Class C shares of each Fund are sold at NAV subject to a contingent deferred sales charge ("CDSC") according to an identical CDSC schedule. Class R and Advisor Class shares of each Fund are not subject to a sales charge. Holders of Class A shares of Target Fund will not be assessed a sales charge on their receipt of Growth Fund Class A shares in connection with the Transaction. Holders of Class B and Class C shares of Target Fund will be given credit for their holding period in Target Fund in determining any applicable CDSC, and shareholders will be given credit for their holding period of Target Fund Class B shares in determining the date of conversion of their Growth Fund Class B shares to Class A shares. No CDSC will be charged to Target Fund shareholders in connection with the exchange of their shares pursuant to the terms of the Transaction.

WHAT ARE THE REDEMPTION PROCEDURES AND EXCHANGE PRIVILEGES OF THE FUNDS?

Each Fund offers the same redemption features pursuant to which redemption proceeds are remitted by check after prompt receipt of proper documents, including signature guarantees under certain circumstances. Each Fund has the same exchange privileges. Shares of each Fund may be redeemed at its respective NAV per share. However, redemptions of Class A shares that were purchased without an initial sales charge generally are subject to a 1% CDSC if redeemed within 18 months of their purchase. A CDSC may also apply when redeeming Class B or C shares of a Fund.

WHO MANAGES THE FUNDS?

The management of the business and affairs of each Fund is the responsibility of its respective Board of Trustees. Growth Fund is a series of Acquiring Trust. Acquiring Trust and Target Fund are each an open-end, registered management investment company, commonly referred to as a "mutual fund." Acquiring Trust was organized as a Delaware corporation in 1947, reincorporated as a Maryland corporation in 1979, and was reorganized as a Delaware statutory trust on February 1, 2008. Target Fund was organized as a California corporation in 1984 and was reorganized on August 10, 2000, into a Delaware statutory trust (a form of entity formerly known as a business trust) created on March 21, 2000.

FAI serves as investment manager for both Funds. FAI is a wholly owned subsidiary of Franklin Resources, Inc. ("Resources"). Resources is a publicly owned global investment organization operating as Franklin Templeton Investments. Franklin Templeton Investments provides global and domestic investment management services through its Franklin, Templeton, Mutual Series and Fiduciary Trust subsidiaries. FAI and its affiliates serve as investment manager or administrator to 46 registered investment companies, with approximately 109 U.S.-based funds or series. Resources has over $416 billion in assets under management as of December 31, 2008. The principal shareholders of Resources are Charles B. Johnson and Rupert H. Johnson, Jr., who are trustees and/or officers of Target Fund and Acquiring Trust.

Growth Fund is subadvised by Franklin Investment Advisory Services, LLC ("Investment Advisory"), One Franklin Parkway, San Mateo, CA 94403-1906, an affiliate of FAI.

GROWTH FUND MANAGEMENT TEAM. Growth Fund is managed by a team of dedicated professionals focused on investments in securities of companies that are leaders in their industry. The portfolio managers of the team are Vivian J. Palmieri, Serena Perin Vinton, and Conrad B. Herrmann.

Mr. Palmieri is a Vice President of Investment Advisory and has been a manager of Growth Fund since 1965. He has primary responsibility for the investments of Growth Fund. He has final authority over all aspects of Growth Fund's investment portfolio, such as purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in 1965.

Serena Perin Vinton, a Chartered Financial Analyst and a Vice President of FAI, has been a manager of Growth Fund since 1996. She joined Franklin Templeton Investments in 1991.

Mr. Herrmann, a Chartered Financial Analyst, is a Senior Vice President of FAI. Mr. Herrmann has been a manager of Growth Fund since 1993, providing research and advice on purchases and sales of individual securities and portfolio risk assessment. He joined Franklin Templeton Investments in 1989.

The Statement of Additional Information for Growth Fund dated February 1, 2009, as amended and supplemented to date (the "Growth Fund SAI"), provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in Growth Fund. For information on how to obtain a copy of the Growth Fund SAI, please see the section entitled "Information About Growth Fund."

TARGET FUND MANAGEMENT TEAM. Target Fund is managed by a team of dedicated professionals focused on investments in equity securities. The portfolio managers of the team are Ms. Perin Vinton, Steve Kornfeld, and Mr. Herrmann.

Ms. Perin Vinton has been lead portfolio manager of Target Fund since 1996. She has primary responsibility for the investments of Target Fund. She has final authority over all aspects of Target Fund's investment portfolio, such as purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which she may perform these functions, and the nature of these functions, may change from time to time. Further biographical information for Ms. Perin Vinton is included above in the discussion of her role in managing Growth Fund.

Steve Kornfeld, a Chartered Financial Analyst and a Portfolio Manager of FAI, has been a manager of Target Fund since 2002, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 2001.

Mr. Herrmann has been a manager of Target Fund since 1993, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. Further biographical information for Mr. Herrmann is included above in the discussion of his role in managing Growth Fund.

The Statement of Additional Information for Target Fund dated November 1, 2008, (the "Target Fund SAI") provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in Target
Fund. For information on how to obtain a copy of Target Fund SAI, please see the section entitled "Information About Target Fund."

WHAT ARE THE FUNDS' INVESTMENT MANAGEMENT AND FUND ADMINISTRATION FEES?

The terms of each Fund's investment management agreement with FAI are substantially similar, except that Growth Fund offers additional breakpoints at asset levels above $17.5 billion. The following table shows the investment management fees for the Funds.

-----------------------------------------------------------------------
            TARGET FUND                        GROWTH FUND
-----------------------------------------------------------------------
o  0.625% of the value of net       o  0.625% of the value of net
   assets up to and including $100     assets up to and including
   million;                            $100 million;
o  0.500% of the value of net       o  0.500% of the value of net
   assets over $100 million and        assets over $100 million and
   not over $250 million;              not over $250 million;
o  0.450% of the value of net       o  0.450% of the value of net
   assets over $250 million and        assets over $250 million and
   not over $7.5 billion;              not over $7.5 billion;
o  0.440% of the value of net       o  0.440% of the value of net
   assets over $7.5 billion and        assets over $7.5 billion not
   not over $10 billion;               over $10 billion; and
o  0.430 of the value of net        o  0.430% of the value of net
   assets over $10 billion and not     assets over $10 billion and
   over $12.5 billion;                 not over $12.5 billion;
o  0.420% of the value of net       o  0.420% of the value of net
   assets over $12.5 billion and       assets over $12.5 billion and
   not over $15 billion; and           not over $15 billion;
o  0.400% of the value of net       o  0.400% of the value of net
   assets in excess of $15 billion.    assets over $15 billion and
                                       not over $17.5 billion;
                                    o  0.380% of the value of net
                                       assets over $17.5 billion and
                                       not over $20 billion;
                                    o  0.360% of the value of net
                                       assets over $20 billion and
                                       not over $35 billion;
                                    o  0.355% of the value of net
                                       assets over $35 billion and
                                       not over $50 billion; and
                                    o  0.350% of the value of net
                                       assets in excess of $50
                                       billion.
-----------------------------------------------------------------------

For the fiscal year ended September 30, 2008, Growth Fund paid management fees of $12,544,223, or 0.45% of Growth Fund's average daily net assets, to Investment Advisory. Prior to November 1, 2008, Investment Advisory served as Growth Fund's primary investment adviser. Effective November 1, 2008, FAI was appointed as the investment adviser for Growth Fund and Investment Advisory was appointed subadviser for Growth Fund. This change did not affect the calculation or payment of management fees for Growth Fund. A discussion regarding the basis for the Board of Trustees of Acquiring Trust approving the investment management agreement of Growth Fund will be available in Growth Fund's Semiannual Report to Shareholders for the six-month period ending March 31, 2009.

For the fiscal year ended June 30, 2008, Target Fund paid management fees, net of fee waivers, in the amount of $6,635,529, or 0.45% of Target Fund's average daily net assets. A discussion regarding the basis for the Target Fund Board approving the investment management agreement for Target Fund is available in Target Fund's most recent Annual Report to Shareholders for the fiscal year ended June 30, 2008.

Each Fund has a "bundled" investment management arrangement, whereby FAI pays Franklin Templeton Services, LLC ("FT Services") for providing administrative services to the Fund out of the investment management fee it receives from the Fund, at the following rate schedule:

 ------------------------------------
  FUND ADMINISTRATION FEE (PAID BY
                FAI)
 ------------------------------------
 o  0.15% of the net assets up
    to and including $200 million;
 o  0.135% of net assets over
    $200 million but not more than
    $700 million;
 o  0.100% net assets over $700
    million but not more than $1.2
    billion; and
 o  0.075% of net assets over
    $1.2 billion
 ------------------------------------

WHAT ARE THE FEES AND EXPENSES OF EACH FUND AND WHAT MIGHT THEY BE AFTER THE TRANSACTION?

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds. The tables also show the estimated fees and expenses for Growth Fund, assuming that Target Fund approves the Plan and that the Transaction had been completed as of the beginning of Growth Fund's last completed fiscal year. The purpose of the tables is to assist you in understanding the various costs and expenses that you will bear directly or indirectly as a shareholder of Growth Fund.

You will not pay any initial or deferred sales charge in connection with the Transaction.

                    TABLE OF SHAREHOLDER FEES (BOTH FUNDS)

The following table shows shareholder fees paid directly from a new investment, which will remain the same after the Transaction. You will not pay these charges in connection with the Transaction.


------------------------------------------------------------------------
    SHAREHOLDER FEES      CLASS A   CLASS B   CLASS C  CLASS R   ADVISOR
                                                                 CLASS
------------------------------------------------------------------------
Maximum sales charge     5.75%(1)    4.00%     1.00%   None      None
(load)
as a percentage of
offering price
------------------------------------------------------------------------
   Load imposed on       5.75%(1)    None      None    None      None
   purchases
------------------------------------------------------------------------
   Maximum deferred       None(2)    4.00%(3)  1.00%   None      None
   sales charge (load)
------------------------------------------------------------------------

1. The dollar amount of the sales charge is the difference between the offering price of the shares purchased (which factors in the applicable sales charge in this table) and the net asset value of those shares. Because the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was a downward or upward rounding.
2. There is a 1% contingent deferred sales charge ("CDSC") that applies to investments of $1 million or more and purchases by certain retirement plans without an initial sales charge if redeemed within 18 months of purchase.
3. Declines to 1% over the course of six years, and is eliminated thereafter.

             ANNUAL OPERATING EXPENSE TABLE FOR CLASS A SHARES OF
              THE FUNDS, AND PRO FORMA FEES AFTER THE TRANSACTION

-------------------------------------------------------------------
                                                 GROWTH FUND
                                                  PRO FORMA
                                                  (ASSUMES
 ANNUAL FUND OPERATING EXPENSES                  TRANSACTION
 (EXPENSES DEDUCTED FROM FUND  TARGET    GROWTH      WAS
           ASSETS)             FUND(1)   FUND(1)  COMPLETED)(2)
-------------------------------------------------------------
Management fees (3)              0.46%    0.45%     0.45%
-------------------------------------------------------------
Distribution and service         0.24%    0.25%     0.25%
(12b-1) fees
-------------------------------------------------------------
Other expenses                   0.24%    0.19%     0.19%
-------------------------------------------------------------
Acquired fund fees and           0.01%      -        -
expenses (3)
-------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING      0.95%    0.89%     0.89%
EXPENSES
-------------------------------------------------------------
Management fee reduction (3)    -0.01%      -        -
-------------------------------------------------------------
Net annual Fund operating        0.94%(4) 0.89%     0.89%
expenses (3)
--------------------------------------------------------------

1. Expense ratios reflect annual fund operating expenses for the most recent fiscal year of the Fund (June 30, 2008, for Target Fund and September 30, 2008, for Growth Fund).
2. The pro forma expense ratios are calculated as if the Transaction had been completed as of October 1, 2007. Excluded from Other Expenses is the portion of the one-time costs of the Transaction that will be allocated to Growth Fund. The total costs of the Transaction are anticipated to total approximately $286,288, of which approximately $71,572 will be allocated to each of Growth Fund and Target Fund.
3. FAI has agreed in advance to reduce its fee to reflect reduced services resulting from each Fund's investment in a Franklin Templeton money fund. This reduction is required by each Fund's Board of Trustees and an exemptive order from the SEC. For Growth Fund, this fee reduction amounted to less than 0.01% of the Fund's average net assets.
4. Net annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights in Target Fund's Annual Report to Shareholders for the fiscal year ended June 30, 2008, which reflect the operating expenses of Target Fund but do not include acquired fund fees and expenses.

EXAMPLE

This example can help you compare the cost of investing in Target Fund's Class A shares with the cost of investing in Growth Fund Class A shares, both before and after the Transaction. It assumes:

o    You invest $10,000 for the periods shown;
o    Your investment has a 5% return each year;
o The Fund's operating expenses remain the same, taking into account any contractual waivers for the applicable period; and
o    You sell your shares at the end of the period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1 YEAR   3 YEARS  5 YEARS  10 YEARS
----------------------------------------------------------------------
Target Fund - Class A             $665(1)    $857    $1,065  $1,663
Growth Fund - Class A             $661(1)    $843    $1,040  $1,608
Pro Forma Growth Fund - Class A   $661(1)    $843    $1,040  $1,608
 (assuming the Transaction is
 completed)
   1. Assumes a CDSC will not apply.

             ANNUAL OPERATING EXPENSE TABLE FOR CLASS B SHARES OF
              THE FUNDS, AND PRO FORMA FEES AFTER THE TRANSACTION

----------------------------------------------------------------
                                                    GROWTH FUND
                                                     PRO FORMA
                                                     (ASSUMES
                                                    TRANSACTION
 ANNUAL FUND OPERATING EXPENSES                         WAS
  (EXPENSES DEDUCTED FROM FUND   TARGET     GROWTH   COMPLETED)
            ASSETS)              FUND(1)    FUND(1)    (2)
---------------------------------------------------------------
Management fees (3)                0.46%    0.45%     0.45%
---------------------------------------------------------------
Distribution and service           1.00%    1.00%     1.00%
(12b-1) fees
---------------------------------------------------------------
Other expenses                     0.24%    0.19%     0.19%
---------------------------------------------------------------
Acquired fund fees and expenses    0.01%     -        -
(3)
---------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING        1.71%    1.64%     1.64%
EXPENSES
---------------------------------------------------------------
Management fee reduction (3)      -0.01%     -        -
---------------------------------------------------------------
Net annual Fund operating          1.70%(4) 1.64%     1.64%
expenses (3)
---------------------------------------------------------------
1. Expense ratios reflect annual fund operating expenses for the most recent fiscal year of the Fund (June 30, 2008, for Target Fund and September 30, 2008, for Growth Fund).
2. The pro forma expense ratios are calculated as if the Transaction had been completed as of October 1, 2007. Excluded from Other Expenses is the portion of the one-time costs of the Transaction that will be allocated to Growth Fund. The total costs of the Transaction are anticipated to total approximately $286,288, of which approximately $71,572 will be allocated to each of Growth Fund and Target Fund.
3. FAI has agreed in advance to reduce its fee to reflect reduced services resulting from each Fund's investment in a Franklin Templeton money fund. This reduction is required by each Fund's Board of Trustees and an exemptive order from the SEC. For Growth Fund, this fee reduction amounted to less than 0.01% of the Fund's average net assets.
4. Net annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights in Target Fund's Annual Report to Shareholders for the fiscal year ended June 30, 2008, which reflect the operating expenses of Target Fund but do not include acquired fund fees and expenses.

EXAMPLE
This example can help you compare the cost of investing in Target Fund's Class B shares with the cost of investing in Growth Fund Class B shares, both before and after the Transaction. It assumes:

o     You invest $10,000 for the periods shown;
o     Your investment has a 5% return each year; and
o The Fund's operating expenses remain the same, taking into account any contractual waivers for the applicable period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------------------------------------------------------------------
IF YOU SELL YOUR SHARES AT THE
END OF THE PERIOD:
Target Fund - Class B               $573  $836  $1,123  $1,807(1)
Growth Fund - Class B               $567  $817  $1,092  $1,743(1)
Pro Forma Growth Fund - Class B     $567  $817  $1,092  $1,743(1)
 (assuming the Transaction is
completed)

If you do not sell your shares:
Target Fund - Class B               $173  $536   $923  $1,807(1)
Growth Fund - Class B               $167  $517   $892  $1,743(1)
Pro Forma Growth Fund - Class B     $167  $517   $892  $1,743(1)
 (assuming the Transaction is
completed)
   1. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expensefrom that time on.

             ANNUAL OPERATING EXPENSE TABLE FOR CLASS C SHARES OF
              THE FUNDS, AND PRO FORMA FEES AFTER THE TRANSACTION

--------------------------------------------------------
                                              GROWTH
                                             FUND PRO
                                               FORMA
   ANNUAL FUND OPERATING                     (ASSUMES
         EXPENSES                           TRANSACTION
  (EXPENSES DEDUCTED FROM   TARGET  GROWTH      WAS
       FUND ASSETS)         FUND(1) FUND(1) COMPLETED)(2)
--------------------------------------------------------
Management fees (3)          0.46%   0.45%    0.45%
------------------------------------------------------
Distribution and Service     1.00%   1.00%    1.00%
(12b-1) fees
------------------------------------------------------
Other expenses               0.24%   0.19%    0.19%
------------------------------------------------------
Acquired fund fees and       0.01%    -          -
expenses (3)
------------------------------------------------------
TOTAL ANNUAL FUND            1.71%   1.64%    1.64%
OPERATING EXPENSES
------------------------------------------------------
Management fee reduction    -0.01%    -          -
(3)
------------------------------------------------------
Net annual Fund operating   1.70%(4) 1.64%    1.64%
expenses (3)
------------------------------------------------------
1. Expense ratios reflect annual fund operating expenses for the most recent fiscal year of the Fund (June 30, 2008, for Target Fund and September 30, 2008, for Growth Fund).
2. The pro forma expense ratios are calculated as if the Transaction had been completed as of October 1, 2007. Excluded from Other Expenses is the portion of the one-time costs of the Transaction that will be allocated to Growth Fund. The total costs of the Transaction are anticipated to total approximately $286,288, of which approximately $71,572 will be allocated to each of Growth Fund and Target Fund.
3. FAI has agreed in advance to reduce its fee to reflect reduced services resulting from each Fund's investment in a Franklin Templeton money fund. This reduction is required by each Fund's Board of Trustees and an exemptive order from the SEC. For Growth Fund, this fee reduction amounted to less than 0.01% of the Fund's average net assets.
4. Net annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights in Target Fund's Annual Report to Shareholders for the fiscal year ended June 30, 2008, which reflect the operating expenses of Target Fund but do not include acquired fund fees and expenses.

EXAMPLE

This example can help you compare the cost of investing in Target Fund's Class C shares with the cost of investing in Growth Fund Class C shares, both before and after the Transaction. It assumes:

o    You invest $10,000 for the periods shown;
o    Your investment has a 5% return each year; and
o The Fund's operating expenses remain the same, taking into account any contractual waivers for the applicable period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------
IF YOU SELL YOUR SHARES AT THE
END OF THE PERIOD:
Target Fund - Class C               $273   $536      $923     $2,009
Growth Fund - Class C               $267   $517      $892     $1,944
Pro Forma Growth Fund - Class C     $267   $517      $892     $1,944
 (assuming the Transaction is
completed)

IF YOU DO NOT SELL YOUR SHARES:
Target Fund - Class C               $173   $536      $923     $2,009
Growth Fund - Class C               $167   $517      $892     $1,944
Pro Forma Growth Fund - Class C     $167   $517      $892     $1,944
 (assuming the Transaction is
completed)

             ANNUAL OPERATING EXPENSE TABLE FOR CLASS R SHARES OF
     TARGET FUND AND GROWTH FUND, AND PRO FORMA FEES AFTER THE TRANSACTION

------------------------------------------------------------------------
                                                       GROWTH
                                                      FUND PRO
                                                       FORMA
                                                     (ASSUMES
                                                    TRANSACTION
ANNUAL FUND OPERATING EXPENSES                          WAS
 (EXPENSES DEDUCTED FROM FUND   TARGET     GROWTH    COMPLETED)
           ASSETS)              FUND(1)    FUND (1)      (2)
----------------------------------------------------------------
Management fees (3)               0.46%      0.45%      0.45%
----------------------------------------------------------------
Distribution and service          0.50%      0.50%      0.50%
(12b-1) fees
----------------------------------------------------------------
Other Expenses                    0.24%      0.19%      0.19%
----------------------------------------------------------------
Acquired fund fees and            0.01%      -             -
expenses (3)
----------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING       1.21%      1.14%      1.14%
EXPENSES
----------------------------------------------------------------
Management fee reduction (3)     -0.01%      -             -
----------------------------------------------------------------
Net annual Fund operating         1.20%(4)   1.14%      1.14%
expenses (3)
----------------------------------------------------------------
1. Expense ratios reflect annual fund operating expenses for the most recent fiscal year of each Fund (June 30, 2008 for Target Fund and September 30, 2008 for Growth Fund).
2. The pro forma expense ratios are calculated as if the Transaction had been completed as of October 1, 2007. Excluded from Other Expenses is the portion of the one-time costs of the Transaction that will be allocated to Growth Fund. The total costs of the Transaction are anticipated to total approximately $286,288, of which approximately $71,572 will be allocated to each of Growth Fund and Target Fund.
3. FAI has agreed in advance to reduce its fee to reflect reduced services resulting from each Fund's investment in a Franklin Templeton money fund. This reduction is required by each Fund's Board of Trustees and an exemptive order from the SEC. For Growth Fund, this fee reduction amounted to less than 0.01% of the Fund's average net assets.
4. Net annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights in Target Fund's Annual Report to Shareholders for the fiscal year ended June 30, 2008, which reflect the operating expenses of Target Fund but do not include acquired fund fees and expenses.

EXAMPLE
This example can help you compare the cost of investing in Target Fund's Class R shares with the cost of investing in Growth Fund Class R shares, both before and after the Transaction. It assumes:

o   You invest $10,000 for the periods shown;
o   Your investment has a 5% return each year;
o The Fund's operating expenses remain the same, taking into account any contractual waivers for the applicable period; and
o   You sell your shares at the end of the period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                 1 YEAR  3 YEARS  5 YEARS 10 YEARS
-------------------------------------------------------------------
Target Fund - Class R              $122    $381     $660   $1,455
Growth Fund - Class R              $116    $362     $628   $1,386
Pro Forma Growth Fund - Class R    $116    $362     $628   $1,386
  (assuming the Transaction is
   completed)

          ANNUAL OPERATING EXPENSE TABLE FOR ADVISOR CLASS SHARES OF TARGET FUND AND GROWTH FUND, AND PRO FORMA FEES AFTER THE TRANSACTION

---------------------------------------------------------------------
                                                     GROWTH
                                                    FUND PRO
                                                      FORMA
                                                    (ASSUMES
                                                   TRANSACTION
ANNUAL FUND OPERATING EXPENSES                         WAS
 (EXPENSES DEDUCTED FROM FUND    TARGET    GROWTH   COMPLETED)
           ASSETS)               FUND(1)   FUND(1)     (2)
---------------------------------------------------------------
Management fees (3)               0.46%      0.45%     0.45%
---------------------------------------------------------------
Distribution and service           -          -         -
(12b-1) fees
---------------------------------------------------------------
Other expenses                    0.24%      0.19%     0.19%
---------------------------------------------------------------
Acquired fund fees and            0.01%       -         -
expenses (3)
---------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING       0.71%      0.64%     0.64%
EXPENSES
---------------------------------------------------------------
Management fee reduction (3)     -0.01%       -         -
---------------------------------------------------------------
Net annual Fund operating         0.70%(4)   0.64%     0.64%
expenses (3)
---------------------------------------------------------------

1. Expense ratios reflect annual fund operating expenses for the most recent fiscal year of the Fund (June 30, 2008, for Target Fund and September 30, 2008, for Growth Fund).
2. The pro forma expense ratios are calculated as if the Transaction had been completed as of October 1, 2007. Excluded from Other Expenses is the portion of the one-time costs of the Transaction that will be allocated to Growth Fund. The total costs of the Transaction are anticipated to total approximately $286,288, of which approximately $71,572 will be allocated to each of Growth Fund and Target Fund.
3. FAI has agreed in advance to reduce its fee to reflect reduced services resulting from such Fund's investment in a Franklin Templeton money fund. This reduction is required by each Fund's Board of Trustees and an exemptive order from the SEC. For Growth Fund, this fee reduction amounted to less than 0.01% of the Fund's average net assets.
4. Net annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights in Target Fund's Annual Report to Shareholders for the fiscal year ended June 30, 2008, which reflect the operating expenses of Target Fund but do not include acquired fund fees and expenses.

EXAMPLE
This example can help you compare the cost of investing in Target Fund's Advisor Class shares with the cost of investing in Growth Fund Advisor Class shares, both before and after the Transaction. It assumes:

o    You invest $10,000 for the periods shown;
o    Your investment has a 5% return each year;
o The Fund's operating expenses remain the same, taking into account any contractual waivers for the applicable period; and
o    You sell your shares at the end of the period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1 YEAR   3 YEARS  5 YEARS  10 YEARS
---------------------------------------------------------------------
Target Fund - Advisor Class            $72     $224   $390      $871
Growth Fund - Advisor Class            $65     $205   $357      $798
Pro Forma Growth Fund - Advisor        $65     $205   $357      $798
Class
(assuming the Transaction is
completed)

HOW DO THE PERFORMANCE RECORDS OF THE FUNDS COMPARE?

The performance of the Funds, including sales charges and before taxes, as of October 31, 2008, is shown below.

------------------------------------------------------------------
               AVERAGE ANNUAL TOTAL RETURNS (1)
               ---------------------------------------------------
                         1 YEAR     5 YEARS    10 YEARS/SINCE
                                                  INCEPTION
------------------------------------------------------------------
CLASS A
------------------------------------------------------------------

Target Fund - Class A    (39.97)%     (3.21)%             0.48%
------------------------------------------------------------------
Growth Fund - Class A    (38.72)%       0.78%             0.84%
------------------------------------------------------------------
CLASS B
------------------------------------------------------------------
Target Fund - Class B    (39.27)%     (3.16)%            (0.89)%(2)
------------------------------------------------------------------
Growth Fund - Class B    (38.05)%       0.84%             0.27%(2)
------------------------------------------------------------------
CLASS C
------------------------------------------------------------------
Target Fund - Class C    (37.40)%     (2.79)%             0.32%
------------------------------------------------------------------
Growth Fund - Class C    (36.11)%       1.22%             0.67%
------------------------------------------------------------------
CLASS R
------------------------------------------------------------------
Target Fund - Class R(3) (36.55)%     (2.32)%             0.81%
----------------------------------------------------------------
Growth Fund - Class R(3) (35.14)%       1.72%             1.18%
------------------------------------------------------------------
ADVISOR CLASS
------------------------------------------------------------------
Target Fund - Advisor    (36.24)%     (1.84)%             1.33%
Class
------------------------------------------------------------------
Growth Fund - Advisor    (34.82)%       2.23%             1.68%
Class
------------------------------------------------------------------

1.   Figures reflect the current maximum applicable sales charges.
2.   Share class first offered on January 1, 1999.
3. Effective January 1, 2002, the Fund began offering Class R shares, which do not have initial sales charges. Performance quotations for this class reflect the following methods of calculation: (a) for periods prior to January 1, 2002, a restated figure is used based on the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, reflecting the Rule 12b-1 rate differential between Class A and R; and (b) for periods after January 1, 2002, actual Class R performance is used reflecting all charges and fees applicable to that class.

WHERE CAN I FIND MORE FINANCIAL AND PERFORMANCE INFORMATION ABOUT THE FUNDS?

The Growth Fund Prospectus (enclosed as Exhibit B) contains additional financial and performance information about Growth Fund, including Growth Fund's financial performance for the past five years, under the heading "Financial Highlights." Additional performance information as of the calendar year ended December 31, 2008, including after-tax return information, is contained in the Growth Fund Prospectus under the heading "Performance."

The Prospectus of Target Fund, the Annual Report to Shareholders of Target Fund for the year ended June 30, 2008, and the semi-annual report to shareholders of Target Fund for the period ended December 31, 2008 (when available) contain more financial information about Target Fund, including Target Fund's financial performance for the past five years under the heading "Financial Highlights." Additional performance information as of the calendar year ended December 31, 2007, including after-tax return information, is contained in the Prospectus of Target Fund under the heading "Performance." These documents are available free of charge upon request (see the section "Information about Target Fund").

WHAT ARE OTHER KEY FEATURES OF THE FUNDS?

SERVICE PROVIDERS. The Funds use the same service providers for the following services:

o CUSTODY SERVICES. The Bank of New York Mellon, Mutual Funds Division, 100 Church Street, New York, NY 10286, acts as custodian of the securities and other assets of the Funds.

o TRANSFER AGENCY SERVICES. Franklin Templeton Investor Services, LLC ("Investor Services"), an indirect wholly owned subsidiary of Resources, is the shareholder servicing and transfer agent and dividend-paying agent for the Funds.

o ADMINISTRATIVE SERVICES. FT Services, an indirect wholly owned subsidiary of Resources, provides certain administrative facilities and services to each Fund, generally under the same terms and conditions.

o DISTRIBUTION SERVICES. Distributors acts as the principal underwriter in the continuous public offering of Funds' shares under the same terms and conditions.

DISTRIBUTION AND SERVICE (12B-1) FEES. Each share class of each Fund, other than Advisor Class Shares, has a separate distribution or "Rule 12b-1" plan. Under each Rule 12b-1 plan, the Fund may pay Distributors or others for the expenses of activities that are primarily intended to sell shares of that class. These expenses may include, among others, distribution or service fees paid to securities dealers or others who have executed a servicing agreement with the Fund, Distributors, or their affiliates, the expenses of printing prospectuses and reports used for sales purposes, and preparing and distributing sales literature and advertisements. The distribution and service (12b-1) fees charged to each class are based only on expenses attributable to that particular class.

The following table shows the maximum amount that each class of each Fund may pay on an annual basis, as a percentage of its average daily net assets. Advisor Class shares have no Rule 12b-1 plan. For more information regarding Growth Fund's Rule 12b-1 plans, please see "The Underwriter--Distribution and service (12b-1) fees" in the Growth Fund SAI.

   ----------------------------------------
                TARGET FUND     GROWTH FUND
   ----------------------------------------
   Class A        0.25%          0.25%
   ----------------------------------------
   Class B        1.00%          1.00%
   ----------------------------------------
   Class C        1.00%          1.00%
   ----------------------------------------
   Class R        0.50%          0.50%
   ----------------------------------------

PURCHASES AND REDEMPTIONS. The maximum front-end sales charge imposed on purchases of Class A shares of each Fund is 5.75%, with reduced charges for purchases of $50,000 or more and no front-end sales charges for purchases of $1 million or more. Class B shares, which are no longer offered for sale except in certain instances to existing holders of Class B shares of a Fund, are subject to a CDSC if they are redeemed within six years of purchase. The maximum CDSC imposed on redemptions of Class B shares of each Fund is 4%, decreasing incrementally to zero over six years. After eight years, Class B shares of each Fund automatically convert to Class A shares. The maximum sales charge imposed on redemptions of Class C shares of each Fund is 1%. Class C shares are subject to a 1% CDSC if redeemed within 12 months of their
purchase.   Class R and Advisor Class shares are not subject to a front-end sales charge or CDSC.

Shares of each Fund may be redeemed at the Fund's respective NAV per share, subject to any applicable CDSC. Redemptions of Class A shares that were purchased without an initial sales charge generally are subject to a 1% CDSC if sold within 18 months following their purchase. Additional information and specific instructions explaining how to buy, redeem, and exchange shares of each Fund are outlined in each Fund's prospectus under the heading "Your Account." The Growth Fund Prospectus enclosed herewith also lists, under the heading "Questions," phone numbers for you to call if you have any questions about your account.

DIVIDENDS AND DISTRIBUTIONS. Each Fund intends to pay a dividend at least annually representing substantially all of its net investment income and to distribute capital gains, if any, annually. The amount of these distributions will vary and there is no guarantee that a Fund will pay dividends.

Each Fund has qualified, and intends to continue to qualify, to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). To qualify for taxation as a regulated investment company, a mutual fund must, among other things, distribute at least 90% of its investment company taxable income (if any), derive at least 90% of its gross income from permitted sources, and diversify its holdings as required by the Code. While so qualified, so long as each Fund distributes all of its investment company taxable income (if any) and any net realized gains to its shareholders, it is expected that neither Fund will be required to pay any federal income taxes on amounts distributed to its shareholders.

The tax implications of an investment in each Fund are generally the same. For more information about the tax implications of investments in the Funds, see each Fund's prospectus under the heading "Distributions and Taxes."

                          REASONS FOR THE TRANSACTION

The Target Fund Board has recommended that Target Fund's shareholders approve the Transaction in order to combine Target Fund with a larger fund that has similar goals and investment policies. Shareholders of Target Fund may potentially benefit from the lower expenses and being part of a larger mutual fund. Growth Fund has had stronger average total returns than Target Fund for the one-year, five-year and ten-year periods ended October 31, 2008.
Fund management had begun considering the proposed Transaction before the current market turmoil that began in September 2008.

A meeting of the Target Fund Board was held on December 1, 2008, to consider the proposed Transaction. The Independent Trustees and the Target Fund Board have been advised on this matter by independent counsel to the Independent
Trustees.   In addition, a meeting of Acquiring Trust's Board was also held on December 1, 2008, to consider the proposed Transaction.

The Target Fund Board requested and received from FAI written materials containing relevant information about Growth Fund and the proposed Transaction, including fee and expense information on an actual and future estimated basis, and comparative performance data.

The Target Fund Board considered the potential benefits and costs of the Transaction to shareholders of Target Fund. The Target Fund Board reviewed detailed information about: (1) the investment goal, strategies and policies of Growth Fund; (2) the portfolio management of Growth Fund; (3) the financial and organizational strength of FAI; (4) the comparability of the investment goals, policies, restrictions and investments of Target Fund with those of Growth Fund; (5) the comparative short-term and long-term investment performance of Target Fund and Growth Fund; (6) the current expense ratios of each Fund; (7) the relative asset size of each Fund, including the benefits to Target Fund of joining with a larger fund; (8) FAI's agreement to pay a portion of the expenses related to each Transaction; (9) the tax consequences of the Transaction to Target Fund and Target Fund's shareholders; and (10) the general characteristics of Target Fund.

The Target Fund Board also considered that: (a) the combined investment advisory and administrative fees for Growth Fund are less than those being paid by Target Fund; (b) the historical investment performance of Growth Fund had been better than the historical investment performance of Target Fund as of October 31, 2008; (c) based on Target Fund's historical asset growth and projected sales activity, Target Fund's assets were not likely to grow sufficiently in the foreseeable future to result in significant economies of scale; (d) benefits to shareholders, including operating efficiencies, may be achieved from combining the Funds; and (e) alternatives are available to shareholders of Target Fund, including the ability to redeem their shares.

Based upon their evaluation of the relevant information presented to them, and in light of their fiduciary duties under federal and state law, the Target Fund Board, including all of the Independent Trustees, concluded that completing the Transaction is in the best interests of the shareholders of Target Fund and that no dilution of value would result to the shareholders of Target Fund from the Transaction. The Target Fund Board approved the Plan on December 1, 2008, and recommended that shareholders of Target Fund vote to approve the Plan.

The Board of Trustees of Acquiring Trust, on behalf of Growth Fund, also concluded that the Transaction is in the best interests of Growth Fund and its shareholders and that no dilution of value would result to the shareholders of Growth Fund from the Transaction. Consequently, the Board of Trustees of Acquiring Trust approved the Plan on behalf of Growth Fund.

 FOR THE REASONS DISCUSSED ABOVE, THE TARGET FUND BOARD UNANIMOUSLY RECOMMENDS
                          THAT YOU VOTE FOR THE PLAN

                       INFORMATION ABOUT THE TRANSACTION

This is only a summary of the Plan. You should read the form of the Plan, which is attached as Exhibit A, for complete information about the Transaction.

HOW WILL THE TRANSACTION BE CARRIED OUT?
If the shareholders of Target Fund approve the Plan, the Transaction will take place after various conditions are satisfied, including the preparation of certain documents. If the shareholders of Target Fund do not approve the Plan, the Transaction will not take place, and Target Fund will continue to operate as it currently does.

Target Fund no longer offers its shares for sale to the public. Existing shareholders, however, are permitted to purchase additional shares until the date of the Meeting. If shareholders approve the Plan at the Meeting, they may continue to add to their existing accounts until the close of business on May 6, 2009, through the reinvestment of dividend and capital gain distributions or through established automatic investment plans.

If the shareholders of Target Fund approve the Plan, Target Fund and Acquiring Trust will determine a specific date, called the "closing date," for the actual Transaction to take place. Target Fund will transfer substantially all of its assets, free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders' rights of redemption), to Growth Fund on the closing date, which is scheduled to occur on or about May 6, 2009, but which may occur on an earlier or later date as Target Fund and Acquiring Trust may agree. Neither Growth Fund nor Acquiring Trust shall assume any liability of Target Fund. In exchange, Acquiring Trust will issue Growth Fund Shares that have an aggregate NAV equal to the dollar value of the assets delivered to Growth Fund by Target Fund. Target Fund will distribute to its shareholders the Growth Fund Shares it receives. Each shareholder of Target Fund will receive Growth Fund Shares with an aggregate NAV equal to the aggregate NAV of his or her shares of Target Fund. The share transfer books of Target Fund will be permanently closed as of 1:00 p.m., Pacific Time, on the closing date. Target Fund will accept requests for redemptions only if received in proper form before 1:00 p.m., Pacific Time, on the closing date. Requests received after that time will be considered requests to redeem Growth Fund Shares. Prior to the closing date, Target Fund will pay or make provision for payment of all its remaining liabilities, if any. At the closing, each shareholder of record of Target Fund shall have the right to receive any unpaid dividends or distributions declared prior to the closing, including any declared dividend or distribution, with respect to shares of Target Fund that such shareholder had on the distribution record date. Target Fund will then terminate its existence, liquidate, and dissolve.

Target Fund and Acquiring Trust may agree to amend the Plan without shareholder approval, except that any amendment made to the Plan that would have a material adverse effect on shareholders would be submitted to the affected shareholders for their approval.

Each of Target Fund and Acquiring Trust has made representations and warranties in the Plan that are customary in transactions such as the Transaction. The obligations under the Plan of Target Fund and Acquiring Trust (with respect to Growth Fund) are subject to various conditions, including:

    o Acquiring Trust's Registration Statement on Form N-14 under the Securities Act of 1933, of which this Prospectus/Proxy Statement is a part, shall have been filed with the SEC, such Registration Statement shall have become effective, no stop-order suspending the effectiveness of the Registration Statement shall have been issued, and no proceeding for that purpose shall have been initiated or threatened by the SEC (and not withdrawn or terminated);

    o   the shareholders of Target Fund shall have approved the Transaction;
        and

    o Target Fund and Acquiring Trust shall have received the tax opinion described below that the consummation of the Transaction will not result in the recognition of gain or loss for federal income tax purposes for Target Fund, Growth Fund, or their shareholders.

If Target Fund and Acquiring Trust agree, the Plan may be terminated or abandoned at any time before or after the approval of the Plan by the shareholders of Target Fund.

Following the closing date, Target Fund share certificates shall be deemed cancelled.

WHO WILL PAY THE EXPENSES OF THE TRANSACTION?
Target Fund will pay 25% of the expenses of the Transaction, including the costs of the proxy solicitation. Acquiring Trust, on behalf of Growth Fund, will pay 25% of such expenses. FAI will pay the remaining 50% of such expenses. The total amount of such costs and expenses for the Transaction is estimated to be $286,288.

WHAT ARE THE TAX CONSEQUENCES OF THE TRANSACTION?
The Transaction is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Code. The Funds will procure an opinion from Stradley Ronon Stevens & Young, LLP, counsel to Acquiring Trust and Target Fund, based on certain assumptions and representations received from Target Fund and Acquiring Trust, on behalf of Growth Fund, that (i) shareholders of Target Fund will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares of Target Fund for Growth Fund Shares; (ii) neither Growth Fund nor its shareholders will recognize any gain or loss upon Growth Fund's receipt of the assets of Target Fund; and (iii) the holding period and aggregate tax basis for Growth Fund Shares that are received by a Target Fund shareholder will be the same as the holding period and aggregate tax basis of the shares of Target Fund previously held by such shareholder.

Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If the Transaction is consummated but does not qualify as a tax free reorganization under the Code, and thus is taxable, Target Fund would recognize gain or loss on the transfer of its assets to Growth Fund and each shareholder of Target Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its Target Fund shares and the fair market value of the Growth Fund Shares it received.

Capital losses can generally be carried forward to each of the eight (8) taxable years succeeding the loss year to offset future capital gains. The Transaction will result in a more than 50% "change in ownership" of Target Fund, the smaller of the two Funds. As a result, the capital loss carryovers (together with any current year loss and net unrealized depreciation in the value of investments, collectively referred to as "total capital loss carryovers") of Target Fund will be subject to an annual limitation for federal income tax purposes. At November 18, 2008, the tax basis capital loss carryovers, unrealized appreciation in value of investments and aggregate net asset value of Target Fund as compared to Growth Fund and the approximate annual limitation on the use of Target Fund's total capital loss carryovers following the Transaction are as follows:

   ------------------------------------------------------------
                                   TARGET FUND   GROWTH FUND
                                   11/18/2008     11/18/2008
   ------------------------------------------------------------
   Capital Loss Carryovers (1)
   ------------------------------------------------------------
    Expiring 2009-2010            ($6,664,049)
   ------------------------------------------------------------
    Expiring 2012                                ($16,688,284)
   ------------------------------------------------------------
   Net Unrealized (Depreciation)($224,057,564)            N/A
   of Investments for tax
   purposes
   ------------------------------------------------------------
      Total Capital Loss        ($230,721,613)   ($16,688,284)
   Carryovers
   ------------------------------------------------------------
   Net Unrealized Appreciation            N/A    $651,886,606
   for tax purposes
   ------------------------------------------------------------
   Net Unrealized Appreciation         -27.86%            38%
   (Depreciation) for tax
   purposes as Percentage of NAV
   ------------------------------------------------------------
   Net Asset Value (NAV)         $828,057,230  $1,723,774,371
   ------------------------------------------------------------
   Tax-Exempt Rate (Dec. 2008)           5.40%
   ------------------------------------------------------------
   Annual Limitation              $44,715,090             N/A
   (approximate) (2)
   ------------------------------------------------------------
  1. As of the last fiscal year-end of Target Fund and Growth Fund, 6/30/08 and 9/30/08, respectively.

  2. The actual limitation will equal the aggregate net asset value of Target Fund on the closing date multiplied by the long-term tax-exempt rate for ownership changes during the month in which the Transaction closes; such limitation is increased by the amount of any built-in gain, i.e., unrealized appreciation in value of investments, of Target Fund on the closing date that is recognized in a taxable year.

Given the amount of this annual limitation relative to the amount of Target Fund's total capital loss carryovers and unrealized depreciation in value of investments as of November 18, 2008, this limitation may be material. However, whether this annual limitation is material will depend upon the facts at time of closing of the Transaction. The Transaction will not result in any material limitation on the use by Growth Fund of its capital loss carryovers.

Target Fund shareholders also should be aware that, as a result of the Transaction, they will be "buying into" Growth Fund's greater unrealized appreciation in value of its investments (exacerbated by any limitation on use of Target Fund's capital loss carryovers). As of November 18, 2008, the net unrealized depreciation in the value of the investments of Target Fund on a tax basis as a percentage of its net asset value on such date was (-27%). As of November 18, 2008, the net unrealized appreciation in the value of the assets of Growth Fund on a tax basis as a percentage of its net asset value was 38% and, approximately, 17% of unrealized appreciation on a combined basis following the Transaction. Net unrealized appreciation (depreciation) in value of investments represents the net of unrealized gains (losses) on portfolio securities currently held. Net unrealized losses, when realized on sale of portfolio securities, generally either offset any other realized gains or increases any capital loss carryovers. Conversely, net unrealized gain, when realized on sale of portfolio securities, as reduced by any available capital loss carryovers, is paid to Fund shareholders each calendar year as income dividends and/or capital gains distributions that are subject to tax in the hands of taxable shareholders. Any income taxes payable by Fund shareholders on receipt of dividends and distributions reduce their return on investment in a fund on an after-tax basis. This, of course, is the same exposure that applies to anyone when buying (or reinvesting dividends in) Growth Fund Shares. One counterbalancing factor to consider is that Growth Fund pursues a "buy-and-hold" growth strategy. This strategy is evidenced by Growth Fund's average turnover rate of approximately 2.2% for the past five years (5.64% for the fiscal year ended September 30, 2008). A fund with a low turnover rate tends to be more tax efficient than a fund with a high turnover rate. A fund's turnover rate basically represents the percentage of a fund's holdings that change every year.

After the Transaction, you will continue to be responsible for tracking the adjusted tax basis and holding period of your shares for federal income tax purposes. You should consult your tax adviser regarding the effect, if any, of the Transaction in light of your particular circumstances, as well as the state and local tax consequences, if any, of the Transaction because this discussion only relates to the federal income tax consequences.

WHAT SHOULD I KNOW ABOUT GROWTH FUND SHARES?
The Growth Fund Shares that will be distributed to Target Fund shareholders generally will have the same legal characteristics as the shares of Target Fund with respect to such matters as voting rights, assessability, conversion rights, and transferability. Growth Fund is a series of Acquiring Trust, a Delaware statutory trust, and Target Fund is a Delaware statutory trust. After the Transaction, shareholders of Target Fund whose shares are represented by outstanding share certificates will not receive certificates for Growth Fund Shares and all outstanding Target Fund share certificates will be cancelled.

WHAT ARE THE CAPITALIZATIONS OF THE FUNDS AND WHAT MIGHT GROWTH FUND'S CAPITALIZATION BE AFTER THE TRANSACTION?
The following table sets forth as of September 30, 2008 the capitalizations of Target Fund and Growth Fund. The table also shows the pro forma capitalization of Growth Fund as adjusted to give effect to the proposed Transaction. The capitalization of Growth Fund and its classes is likely to be different when the Transaction is consummated.

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
                                                                  GROWTH FUND
                                                   PRO FORMA       -PRO FORMA
                                                  ADJUSTMENTS      (assuming
                          TARGET      GROWTH         TO          the Transaction
                           FUND        FUND   CAPITALIZATION(1) is completed)(2)
                        (UNAUDITED)  (AUDITED)   (Unaudited)      (UNAUDITED)
------------------------------------------------------------------------------
Net assets (all classes)  $1,150,424  $2,340,979       ($143)    $3,491,260
(thousands)
------------------------------------------------------------------------------
Total shares outstanding 114,781,320  63,485,382 (83,655,335)    94,611,367
(all classes)
------------------------------------------------------------------------------
Class A net assets          $614,326  $1,708,612        ($90)    $2,322,849
(thousands)
------------------------------------------------------------------------------
Class A shares            60,996,186  45,967,776 (44,469,752)    62,494,210
outstanding
------------------------------------------------------------------------------
Class A net asset value       $10.07      $37.17                     $37.17
per share
------------------------------------------------------------------------------
Class B net assets           $39,610     $89,779         ($5)      $129,383
(thousands)
------------------------------------------------------------------------------
Class B shares             4,175,045   2,532,916   (3,057,449)    3,650,512
outstanding
------------------------------------------------------------------------------
Class B net asset value        $9.49      $35.44                     $35.44
per share
------------------------------------------------------------------------------
Class C net assets           $93,127    $255,425         ($14)     $348,538
(thousands)
------------------------------------------------------------------------------
Class C shares             9,924,197   7,268,101   (7,274,189)    9,918,109
outstanding
------------------------------------------------------------------------------
Class C net asset value        $9.38      $35.14                     $35.14
per share
------------------------------------------------------------------------------

Class R net assets           $14,904     $30,175          ($3)      $45,076
(thousands)
------------------------------------------------------------------------------
Class R shares             1,496,989     818,448   (1,092,800)    1,222,637
outstanding
------------------------------------------------------------------------------
Class R net asset value        $9.96      $36.87                     $36.87
per share
------------------------------------------------------------------------------
Advisor Class net assets    $388,457    $256,988         ($31)     $645,414
(thousands)
------------------------------------------------------------------------------
Advisor Class shares      38,188,903   6,898,141  (27,761,145)   17,325,899
outstanding
------------------------------------------------------------------------------
Advisor Class net asset       $10.17      $37.25                     $37.25
value per share
------------------------------------------------------------------------------

1.  Adjustments reflect the costs of the Transaction incurred by the Funds.
2.  Numbers are pro forma after the Transaction.

At the closing of the Transaction, shareholders of Target Fund will receive Growth Fund Shares based on the relative net asset values of the Funds as of 1:00 p.m., Pacific Time, on the closing date.

COMPARISON OF INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS

This section describes and compares the key differences between the investment goals, strategies and principal policies of the Funds, as well as the risks associated with such goals, strategies and policies. The investment goals and most of the investment restrictions of each Fund are fundamental, which means that they cannot be changed without the Affirmative Majority Vote of that Fund's outstanding voting securities. Unless otherwise noted, the investment policies of each Fund are non-fundamental and may be changed without shareholder approval. For a complete description of Growth Fund's investment policies and risks, you should read the Growth Fund Prospectus, which accompanies this Prospectus/Proxy Statement, and the Growth Fund SAI, which is available upon request.

ARE THERE ANY SIGNIFICANT DIFFERENCES BETWEEN THE INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS OF THE FUNDS?

The primary investment goal of the Funds is identical, but Target Fund has a secondary investment goal that Growth Fund does not share. Both Funds invest primarily in equity securities of companies that the manager believes will grow, and each Fund's manager uses a similar strategy to choose investments. Both Funds have the same investment policies. Accordingly, although the portfolio makeup of the Funds differs in some respects, the Funds are subject to substantially similar risks.

INVESTMENT GOALS. The primary investment goal of both Target Fund and Growth Fund is capital appreciation. Target Fund also has, as a secondary goal, to provide current income return through the receipt of dividends or interest from investments.

INVESTMENT STRATEGY. Both Funds invest primarily in equity securities. For both Funds, FAI applies a "bottom-up," growth-oriented approach, focusing primarily on individual securities and choosing companies that it believes are positioned for growth in revenues, earnings or assets.

Each Fund's portfolio managers rely on a team of analysts to provide in-depth industry expertise and use both qualitative and quantitative analysis to evaluate companies for distinct and sustainable competitive advantages that are likely to lead to growth in earnings and/or share price. Advantages such as a particular market niche, proven technology, sound financial records, strong management, and industry leadership are factors that FAI, as each Fund's manager, believes point to strong growth potential.

FOREIGN EXPOSURE. Target Fund and Growth Fund are permitted to invest in foreign securities. Target Fund has no specific limit to such investments, and as of September 30, 2008, it had invested 13.8% of its net assets in foreign securities. Growth Fund may invest up to 40% of its nets assets in foreign securities, and as of September 30, 2008, it had invested 5.1% of its net assets in foreign securities. If the Transaction is approved and completed, Target Fund shareholders will become shareholders of a fund that has decreased exposure to foreign securities and their related risks.

INDUSTRY CONCENTRATION. Target Fund has the same fundamental investment restrictions on industry concentration as Growth Fund. Neither Fund may, at the time an investment is made, invest more than 25% of its net assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies). Subject to that requirement, each Fund may invest in various market sectors as consistent with its investment goal, and both Funds invest to a similar extent in the Healthcare, Materials, Consumer Discretionary, and Information Technology sectors.
Growth Fund has a relatively greater investment in Industrials, while Target Fund has a relatively greater investment in Telecom Services, Energy, Consumer Staples, Financials, and Utilities.

DIVERSIFICATION. Growth Fund and Target Fund are diversified funds that have a limited ability to invest their assets in any one issuer. Neither Fund may purchase the securities of any one issuer (other than the U.S. government or any of its agencies or instrumentalities or securities of other investment companies that are either registered under the 1940 Act or excluded from registration under Section 3(c) of the 1940 Act) if immediately after such investment (i) more than 5% of the value of the Fund's total assets would be invested in such issuer or (ii) more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of each Fund's total assets may be invested without regard to such 5% and 10% limitations.

HOW DO THE INVESTMENT RESTRICTIONS OF THE FUNDS DIFFER?
The Funds' fundamental investment restrictions with respect to borrowing, underwriting, lending, real estate investments, commodities investments, industry concentration, issuer diversification, and issuing senior securities are identical.

WHAT ARE THE PRINCIPAL RISK FACTORS ASSOCIATED WITH INVESTMENTS IN THE FUNDS? Like all investments, an investment in a Fund involves risk. There is no assurance that any mutual fund will meet its investment goals. The achievement of the Funds' goals depends upon market conditions, generally, and on the investment managers' analytical and portfolio management skills. For more information about the principal risk factors associated with investments in the Funds, see each Fund's prospectus under the heading "Main Risks" and the Growth Fund SAI and Target Fund SAI under the heading "Goals, Strategies and Risks."

Both Funds invest primarily in equity securities of U.S.-based large- and mid-capitalization companies, but may also invest a portion of their assets in foreign securities and small-capitalization companies or concentrate investments in a particular sector. As a result, they are subject to similar risks that are common to equity securities, as well as foreign securities risk, sector risk, and the risks associated with investments in smaller and midsize companies.

COMMON STOCKS. At least in the U.S., stocks historically have outperformed other types of investments over the long term. Individual stock prices, however, tend to fluctuate more dramatically. These price movements may result from factors affecting individual companies or industries, or the relevant securities market as a whole. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by a Fund.

SMALLER AND MIDSIZE COMPANIES. While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve substantial risks and may be considered more speculative. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller and midsize companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller and midsize companies to changing economic conditions. In addition, smaller and midsize companies may lack depth of management, be unable to generate funds necessary for growth or development, or be developing or marketing new products or services for which markets are not yet established and may never become established.

FOREIGN SECURITIES.   Investing in foreign securities typically involves more
risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks can increase the potential for losses in a Fund and may include, among others, currency risks (fluctuations in currency exchange rates), country risks (political, economic and social instability, diplomatic developments, regional conflicts, terrorism, war, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, including less government supervision, less publicly available information, less liquid trading markets, and greater volatility.

SECTOR FOCUS. To the extent a Fund invests a significant portion of its assets in a particular sector or sectors, the Fund will face a greater risk of loss due to factors affecting that sector than if the Fund always maintained wide diversity among the sectors. Each Fund has historically had a similar breakdown in industry sector concentration, although Growth Fund has historically concentrated more on Industrials, while Target Fund has historically had relatively larger investments in Consumer Staples, Financials, Utilities, Telecom Services, and Energy.

TECHNOLOGY AND TELECOMMUNICATIONS COMPANIES.   The technology and
telecommunications sector has historically been volatile due to the rapid pace of product change and development within the sector. For example, their products may not prove commercially successful or may become obsolete quickly. The activities of these companies may also be adversely affected by changes in government regulations. The stock prices of companies operating within this sector may be subject to abrupt or erratic movements. Although Growth Fund intends to focus its investments in rapidly developing industries, including technology and telecommunications companies, it has historically had less exposure to such companies than Target Fund.

HEALTH CARE COMPANIES. The activities of health care companies may be funded or subsidized by federal and state governments. If government funding and subsidies are reduced or discontinued, the profitability of these companies could be adversely affected. Health care companies may also be affected by government policies on health care reimbursements, regulatory approval for new drugs and medical instruments, and similar matters. They are also subject to legislative risk, I.E., the risk of a reform of the health care system through legislation.

FINANCIAL SERVICES COMPANIES. To the extent that a Fund has significant investments in financial services companies, general market and economic conditions as well as other risks specific to the financial services industry will impact the Fund's investments and its performance. For example, increases in interest rates can have a negative effect on the profitability of financial services companies. Financial services companies are subject to extensive government regulation, which tends to limit not only the amount and types of loans and other financial commitments a financial services company can make, but also the interest rates and fees it can charge. These limitations can have a significant impact on the profitability of a financial services company.

GROWTH STYLE INVESTING. Target Fund and Growth Fund are subject to the risks of growth style investing. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks, and if their valuations return to more typical norms, their prices may moderate or fall. Prices of these companies' securities historically have been more volatile than other securities, especially over the short term.

PORTFOLIO TURNOVER. Target Fund's portfolio turnover rate has generally been higher than that for Growth Fund. Higher portfolio turnover may involve additional expenses, including transaction costs for purchases and sales of securities. These transactions may result in realization of taxable capital gains, including short-term capital gains, which are generally taxed at ordinary income tax rates.

                         INFORMATION ABOUT GROWTH FUND

Information about Growth Fund is included in the Growth Fund Prospectus, which is enclosed with and incorporated by reference into (is considered a part of) this Prospectus/Proxy Statement. Additional information about Growth Fund is included in the Growth Fund SAI, which is incorporated into the Growth Fund Prospectus and into the SAI dated February 1, 2009 relating to this Prospectus/Proxy Statement, which has been filed with the SEC and is considered part of this Prospectus/Proxy Statement. You may request a free copy of the Growth Fund SAI, Growth Fund's Annual Report to Shareholders for the fiscal year ended September 30, 2008, the SAI relating to this Prospectus/Proxy Statement, and other information by calling (800) DIAL BEN or by writing to Growth Fund at P.O. Box 997151, Sacramento, CA 95899-7151.

Acquiring Trust files proxy materials, reports and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act. These materials can be inspected and copied at the public reference facilities maintained by the SEC, 100 F Street, N.E., Room 1580, Washington, D.C. You can also obtain copies of this information, after paying a duplicating fee at prescribed rates, by writing to the SEC's Public Reference Branch, Office of Consumer Affairs and Information Services, Washington, DC 20549 or from the SEC's Internet site at http://www.sec.gov or by electronic request at the following email address: publicinfo@sec.gov.

                         INFORMATION ABOUT TARGET FUND

Information about Target Fund is included in its current Prospectus, which is incorporated into this Prospectus/Proxy Statement by reference, as well as the Target Fund SAI dated November 1, 2008, and Target Fund's Annual Report to Shareholders for the fiscal year ended June 30, 2008. These documents have been filed with the SEC. You may request free copies of these documents and other information relating to Target Fund by calling (800) DIAL BEN or by writing to Target Fund at P.O. Box 997151, Sacramento, CA 95899-7151. Reports and other information filed by Target Fund can be inspected and copied at the public reference facilities maintained by the SEC, 100 F Street, N.E., Room 1580, Washington, D.C. You can also obtain copies of this information, after paying a duplicating fee at prescribed rates, by writing to the SEC's Public Reference Branch, Office of Consumer Affairs and Information Services, Washington, DC 20549 or from the SEC's Internet site at http://www.sec.gov or by electronic request at the following email address: publicinfo@sec.gov.

                      FURTHER INFORMATION ABOUT THE FUNDS

The following is a discussion of the organization of the Funds and, where applicable, of Target Fund and Acquiring Trust. More detailed information about each Fund's current corporate structure is contained in each Fund's SAI.

COMPARISON OF CAPITAL STRUCTURE. Target Fund was organized as a California corporation in 1984 and was reorganized on August 10, 2000, into a Delaware statutory trust (a form of entity formerly known as a business trust) created pursuant to an Agreement and Declaration of Trust dated March 21, 2000, as amended and restated as of May 21, 2007. The authorized number of shares of Target Fund is unlimited, each without par value, and Target Fund may issue fractional shares.

Growth Fund is one series of Acquiring Trust, which was incorporated in Delaware in 1947, reincorporated as a Maryland corporation in 1979 under the Maryland General Corporation Law, and reorganized as a Delaware statutory trust on February 1, 2008. The authorized number of Growth Fund Shares is unlimited, each without par value, and Growth Fund may issue fractional shares.

Shares of each Fund are fully paid and nonassessable and have no preference, preemptive or subscription rights. Target Fund and Growth Fund shareholders have no appraisal rights.

COMPARISON OF VOTING RIGHTS. For each Fund, each whole share is entitled to one vote as to any matter on which it is entitled to vote and each fractional share carries a proportionate fractional vote. Shareholders of the Funds are not entitled to cumulative voting in the election of Trustees. Quorum for a shareholders' meeting of Target Fund, Acquiring Trust, or any of Acquiring Trust's series (including Growth Fund) is generally forty per cent (40%) of the shares entitled to vote which are present in person or by proxy.

The 1940 Act provides that shareholders of the Funds have the power to vote with respect to certain matters; specifically, for the election of trustees, the selection of auditors (under certain circumstances), approval of investment management agreements and plans of distribution, and amendments to policies, goals or restrictions deemed to be fundamental.

In addition, shareholders of each Fund are granted the power to vote on certain matters by the laws governing Delaware statutory trusts and by their Agreements and Declarations of Trust ("Trust Instruments"). The rights to vote on these matters are the same for Target Fund and Acquiring Trust. For example, the Trust Instruments and bylaws for both Target Fund and Acquiring Trust give shareholders the power to vote: (1) for the election of Trustees at a meeting called for the purpose of electing Trustees, (2) with respect to certain amendments to the Trust Instrument as required by the Trust Instrument, the 1940 Act or the requirements of any securities exchanges on which shares are listed for trading, and (3) on such matters as required by the Trust Instrument, the bylaws and any registration statement filed with the SEC or any State, or as the Trustees may consider necessary or desirable.

Under the Trust Instruments of Target Fund and Acquiring Trust, to the extent a larger vote is not required by applicable law, a majority of the votes cast at a meeting at which a quorum is present generally shall decide any questions, with the exception that Trustees are elected by not less than a plurality of the votes cast at such a meeting.

The Trust Instruments for each Fund establish the maximum number of days prior to a shareholders' meeting during which a record date may be set by that Fund's Board. The maximum number of days is 120 for both Target Fund and Acquiring Trust.

LEGAL STRUCTURES. Mutual funds formed under the Delaware Statutory Trust Act, such as Target Fund and Acquiring Trust, are granted a significant amount of operational flexibility with respect to features, rights and obligations of the statutory trust and its trustees and shareholders in their organizational instruments. Mutual funds organized as Delaware statutory trusts have benefited from this flexibility to streamline their operations and minimize expenses. For example, mutual funds organized as Delaware statutory trusts are not required to hold annual shareholders' meetings if meetings are not otherwise required by the federal securities laws or their declarations of trust or bylaws, and such funds may create new classes or series of shares without having to obtain the approval of shareholders. In addition, a fund may provide in its governing documents that certain fund transactions, such as certain mergers, reorganizations and liquidations, may go forward with only trustee approval and not a shareholder vote; such funds are still subject, however, to the voting requirements of the 1940 Act.

LIMITED LIABILITY FOR SHAREHOLDERS. Under the Delaware Statutory Trust Act, shareholders of the Funds are entitled to the same limitation of personal liability as is extended to shareholders of a corporation organized for profit under the Delaware General Corporation Law.

BOARDS OF TRUSTEES. Pursuant to the Delaware Statutory Trust Act and Target Fund's and Acquiring Trust's Trust Instruments, the responsibility for the management of each of Target Fund and Acquiring Trust is vested in its Board of Trustees, which, among other things, is empowered by the Trust Instrument to elect officers and provide for the compensation of agents, consultants and other professionals to assist and advise in such management. Pursuant to the Trust Instruments, no Trustee shall be liable for any act or omission or any conduct whatsoever in his capacity as Trustee, except for an act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

INSPECTION RIGHTS. Each Fund provides shareholders certain inspection rights of its books and records, to at least the extent required by applicable law.

LEGAL PROCEEDINGS. For information about material pending legal proceedings and regulatory matters, please see the sections entitled "Management" and "Additional Management Information" in the Growth Fund Prospectus and in the "Management" section of the prospectus of Target Fund.

                              VOTING INFORMATION

HOW MANY VOTES ARE NECESSARY TO APPROVE TARGET FUND'S PLAN?
An Affirmative Majority Vote, as defined herein, of the outstanding voting securities of Target Fund is required to approve the Plan. Each Target Fund shareholder will be entitled to one vote for each full share, and a proportionate fractional vote for each fractional share, of Target Fund held at the close of business on January 9, 2009 (the "Record Date"). If sufficient votes to approve the Plan are not received by the date of the Meeting, the Meeting may be adjourned to permit further solicitations of proxies.

Forty percent (40%) of Target Fund's outstanding shares entitled to vote in person or by proxy as of the Record Date shall be a quorum for the transaction of business at the Meeting. Under relevant state law and Target Fund's Trust Instrument, abstentions and broker non-votes (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as votes present at the Meeting; abstentions and broker non-votes, however, will not be treated as votes cast at such Meeting. Abstentions and broker non-votes, therefore, will be included for purposes of determining whether a quorum is present but will have the same effect as a vote against the Plan.

HOW DO I ENSURE MY VOTE IS ACCURATELY RECORDED?

   You can vote in any one of four ways:
    o  By mail, with the enclosed proxy card;
    o  In person at the Meeting;
    o  By telephone; or
    o  Through the Internet.

If your account is eligible for voting by telephone or through the Internet, separate instructions are enclosed.

A proxy card is, in essence, a ballot. When you vote your proxy, it tells us how you want to vote on important issues relating to Target Fund. If you simply sign, date and return the proxy card but give no voting instructions, your shares will be voted in favor of the Plan and in accordance with the views of management upon any unexpected matters that come before the Meeting or adjournment of the Meeting. If your shares are held of record by a broker-dealer and you wish to vote in person at the Meeting, you should obtain a legal proxy from your broker of record and present it at the Meeting.

MAY I REVOKE MY PROXY?
You may revoke your proxy at any time before it is voted by sending a written notice to Target Fund expressly revoking your proxy, by signing and forwarding to Target Fund a later-dated proxy card that is received at or prior to the Meeting, or by attending the Meeting and voting in person. If your shares are held in the name of your broker, you will have to make arrangements with your broker to revoke a previously executed proxy.

WHAT OTHER MATTERS WILL BE VOTED UPON AT THE MEETING?
The Target Fund Board does not intend to bring any matters before the Meeting other than those described in this Prospectus/Proxy Statement. It is not aware of any other matters to be brought before the Meeting by others. If any other matter legally comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of management.

WHO IS ENTITLED TO VOTE?
Shareholders of record of Target Fund on the Record Date will be entitled to vote at the Meeting. The following table shows the number of shares of each class and the total number of outstanding shares of each Class of Target Fund as of the Record Date:


  Class      Shares Outstanding
---------------------------------
Class A               58,115,627
Class B                3,795,009
Class C                9,330,586
Class R                1,410,180
Advisor Class         39,209,774
                      ----------
Total                111,861,176
                     ===========

HOW WILL PROXIES BE SOLICITED?

Computershare, a professional proxy solicitation firm (the "Solicitor"), has been engaged to assist in the solicitation of proxies, at an estimated cost of approximately $75,552 to $93,835. Target Fund expects that the solicitation will be primarily by mail. As the date of the Meeting approaches, however, certain Target Fund shareholders may receive a telephone call from a representative of the Solicitor if their votes have not yet been received. Authorization to permit the Solicitor to execute proxies may be obtained by telephonic instructions from shareholders of Target Fund.
Proxies that are obtained telephonically will be recorded in accordance with the procedures set forth below. The Target Fund Board believes that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

In all cases where a telephonic proxy is solicited, the Solicitor representative is required to ask for each shareholder's full name and address and to confirm that the shareholder has received the proxy materials in the mail. If the shareholder is a corporation or other entity, the Solicitor representative is required to ask for the person's title and for confirmation that the person is authorized to direct the voting of the shares. If the information elicited agrees with the information provided to the Solicitor, then the Solicitor representative may ask for the shareholder's instructions on the proposal described in this Prospectus/Proxy Statement. Although the Solicitor representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than by reading any recommendation set forth in this Prospectus/Proxy Statement. The Solicitor representative will record the shareholder's instructions on the card. Within 72 hours, the shareholder will be sent a letter or mailgram to confirm his or her vote and asking the shareholder to call the Solicitor immediately if his or her instructions are not correctly reflected in the confirmation.

If a shareholder wishes to participate in the Meeting, but does not wish to give a proxy by telephone or over the Internet, the shareholder may submit the proxy card originally sent with this Prospectus/Proxy Statement or attend in person.

Target Fund will request broker-dealer firms, custodians, nominees, and fiduciaries to forward proxy material to the beneficial owners of the shares of record. Target Fund may reimburse broker-dealer firms, custodians, nominees, and fiduciaries for their reasonable expenses incurred in connection with such proxy solicitation. In addition, certain officers and representatives of Target Fund or its affiliates, who will receive no extra compensation for their services, may solicit proxies by telephone, telegram, or personally.

ARE THERE DISSENTERS' RIGHTS?
Shareholders of Target Fund will not be entitled to any "dissenters' rights" because the Transaction involves two open-end investment companies registered under the 1940 Act (commonly called mutual funds), and thus shareholders have the right to redeem or exchange shares of Target Fund at NAV until the closing date. After the closing date, shareholders may redeem Growth Fund shares or exchange them for shares of certain other funds in Franklin Templeton Investments. Redemptions are subject to the terms and conditions in the prospectus of the respective Fund.

                           PRINCIPAL HOLDERS OF SHARES

As of the Record Date, the officers and trustees of Target Fund, as a group, owned of record and beneficially less than 1% of the outstanding voting shares of Target Fund. As of the Record Date, the officers and trustees of Acquiring Trust, as a group, owned of record and beneficially less than 1% of the outstanding voting shares of Growth Fund.

From time to time, the number of Fund shares held in "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding. To the knowledge of the Funds, no other person owned (beneficially or of record) 5% or more of the outstanding shares of any class of Target Fund or of Growth Fund as of the Record Date, except as listed in Exhibit C to this Prospectus/Proxy Statement. Based upon information as of the Record Date, upon completion of the Transaction, except as listed in Exhibit C, it is not expected that those persons disclosed in Exhibit C as owning 5% or more of a Fund's outstanding Class A, Class B, Class C, Class R, or Advisor Class shares as of the Record Date will own in excess of 5% of the then outstanding shares of such classes of Growth Fund upon completion of the Transaction.

As of the Record Date, the Franklin Templeton Corefolio Allocation Fund, a fund of funds (the "FT Fund"), and certain other accounts managed by Franklin Templeton Investments owned of record, in the aggregate, approximately 33.8% of Target Fund's outstanding shares and approximately 8.2% of Growth Fund's outstanding shares. After the Transaction of the FT Fund and other accounts managed by Franklin Templeton Investments are projected, based upon information as of the Record Date, to own of record approximately 16.3% of Growth Fund's outstanding shares. Actual holdings after the Transaction may differ from those projected based upon information as of the Record Date. Because Franklin Templeton Investments will vote shares of Target Fund held by the FT Fund and the 529 College Savings Plan noted in Exhibit C for or against adoption of the Plan in proportion to the votes of all other Target Fund shareholders, a voting technique known as "echo voting," the vote on the Transaction will be controlled by Target Fund's other shareholders. Any shares of Growth Fund held by the FT Fund and such 529 College Savings Plans are expected also to be voted at future shareholder meetings using echo voting, in accordance with Franklin Templeton Investments' current proxy voting policies. Such proxy voting policies may change in the future.

                              SHAREHOLDER PROPOSALS

Neither Target Fund nor Acquiring Trust is required to hold, and neither intends to hold, regular annual meetings of shareholders. A shareholder who wishes to submit a proposal for consideration for inclusion in Target Fund's proxy statement for the next meeting of shareholders (if any) should send a written proposal to Target Fund's offices at One Franklin Parkway, San Mateo, California 94403-1906, Attention: Secretary, so that it is received within a reasonable time in advance of such meeting in order to be included in Target Fund's proxy statement and proxy card relating to that meeting and presented at the meeting. A shareholder proposal may be presented at a meeting of shareholders only if such proposal concerns a matter that may be properly brought before the meeting under applicable federal proxy rules, state law, and other governing instruments.

Submission of a proposal by a shareholder does not guarantee that the proposal will be included in Target Fund's proxy statement or presented at the meeting.

                                  ADJOURNMENT

The holders of a majority of the shares present (in person or by proxy) and entitled to vote with respect to Target Fund at the Meeting, whether or not a quorum is present, or the chairperson of the Target Fund Board, the president of Target Fund (in the absence of the chairperson of the Board), or any vice president or other authorized officer of Target Fund (in the absence of the president) may adjourn the Meeting. Such authority to adjourn the Meeting may be used for any reason whatsoever, including to allow time for further solicitation of proxies. Any adjournment will not delay or otherwise affect the effectiveness and validity of any business transacted at the Meeting prior to adjournment. The persons designated as proxies may use their discretionary authority to vote as instructed by management of Target Fund on questions of adjournment.


                                   By Order of the Board of Trustees,

                                   Karen L. Skidmore
                                   SECRETARY
February 9, 2009

                                   GLOSSARY

USEFUL TERMS AND DEFINITIONS

1940 ACT--The Investment Company Act of 1940, as amended.

ACQUIRING TRUST -- Franklin Custodian Funds, a Delaware statutory trust.

AFFIRMATIVE MAJORITY VOTE -- The affirmative vote of the lesser of: (i) a majority of the outstanding shares of Target Fund, or (ii) 67% or more of the outstanding shares of Target Fund present at or represented by proxy at the Meeting if the holders of more than 50% of the outstanding shares of Target Fund are present or represented by proxy.

CDSC -- Contingent deferred sales charge.

DISTRIBUTORS -- Franklin Templeton Distributors, Inc., One Franklin Parkway, San Mateo, CA 94403-1906, the principal underwriter for the Funds.

FAI--Franklin Advisers, Inc., the investment manager for the Funds.

FRANKLIN TEMPLETON FUNDS -- The U.S. registered mutual funds in Franklin Templeton Investments, excluding Franklin Templeton Variable Insurance Products Trust and Franklin Mutual Recovery Fund.

FRANKLIN TEMPLETON INVESTMENTS -- Resources is a publicly owned global investment management organization operating as Franklin Templeton Investments. Franklin Templeton Investments provides global and domestic investment management services through its Franklin, Templeton, Mutual Series and Fiduciary Trust subsidiaries.

FT SERVICES -- Franklin Templeton Services, LLC, the administrator for the Funds. FT Services is an indirect, wholly owned subsidiary of Resources and is an affiliate to each Fund's investment manager and principal underwriter.

INDEPENDENT TRUSTEES--The Trustees who are not "interested persons" of a Fund, as such term is defined in the 1940 Act.

INVESTMENT ADVISORY--Franklin Investment Advisory Services, LLC, One Franklin Parkway, San Mateo, CA 94403-1906, an affiliate of FAI and the subadviser for Growth Fund.

INVESTOR SERVICES -- Franklin Templeton Investor Services, LLC, One Franklin Parkway, San Mateo, CA, the shareholder servicing, transfer agent and dividend-paying agent for the Funds.

MEETING -- The Special Meeting of Shareholders of Target Fund concerning approval of the Plan.

NET ASSET VALUE (NAV )-- The net asset value of a mutual fund is determined by deducting a fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

PLAN--The Agreement and Plan of Reorganization between Target Fund and Franklin Custodian Funds on behalf of Franklin Growth Fund.

RESOURCES -- Franklin Resources, Inc., One Franklin Parkway, San Mateo, CA 94403-1906.

SAI -- Statement of Additional Information, a document that supplements information found in a mutual fund's prospectus.

SEC -- U.S. Securities and Exchange Commission.

SECURITIES DEALER -- A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Funds. This reference is for convenience only and does not indicate a legal conclusion of capacity.

TARGET FUND --  Franklin Capital Growth Fund, a Delaware statutory trust.

TRANSACTION -- The proposed transaction contemplated by the Plan.

U.S.-- The United States of America.


                    EXHIBITS TO PROSPECTUS/PROXY STATEMENT

EXHIBIT

   A. Form of Agreement and Plan of Reorganization

   B. Prospectus of Franklin Growth Fund - Class A, Class B, Class C, Class R and Advisor Class shares, dated February 1, 2009 (enclosed)

   C. Principal Holders of Securities






EXHIBIT A


                                    FORM OF
                     AGREEMENT AND PLAN OF REORGANIZATION

    THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Plan"), is made as of this __ day of _______, 2009, by and between Franklin Custodian Funds, a statutory trust created under the laws of the State of Delaware ("Acquiring Trust"), with its principal place of business at One Franklin Parkway, San Mateo, CA 94403-1906, on behalf of its series, Franklin Growth Fund ("Acquiring Fund"), and Franklin Capital Growth Fund, a statutory trust created under the laws of the State of Delaware with its principal place of business at One Franklin Parkway, San Mateo, CA 94403-1906 ("Target Fund").

                            PLAN OF REORGANIZATION
    The reorganization (hereinafter referred to as the "Reorganization") will consist of (i) the acquisition by Acquiring Trust, on behalf of Acquiring Fund, of substantially all of the property, assets and goodwill of Target Fund in exchange solely for full and fractional Class A, Class B, Class C, Class R, and Advisor Class shares of beneficial interest, with no par value, of Acquiring Fund ("Acquiring Fund Shares"); (ii) the distribution of Acquiring Fund Shares to the holders of Class A, Class B, Class C, Class R, and Advisor Class shares of beneficial interest of Target Fund ("Target Fund Shares") according to their respective interests in Target Fund in complete liquidation of Target Fund; and (iii) the dissolution of Target Fund as soon as is practicable after the closing (as described in Section 3, hereinafter called the "Closing"), all upon and subject to the terms and conditions of the Plan hereinafter set forth.

                                   AGREEMENT
    In order to consummate the Reorganization and in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

1. SALE AND TRANSFER OF ASSETS, LIQUIDATION AND DISSOLUTION OF TARGET FUND.
    (a) Subject to the terms and conditions of the Plan, and in reliance on the representations and warranties of Acquiring Trust, on behalf of Acquiring Fund, herein contained, and in consideration of the delivery by Acquiring Trust of the number of Acquiring Fund Shares hereinafter provided, Target
Fund agrees that, at the time of Closing, it will convey, transfer and deliver to Acquiring Trust, for the benefit of Acquiring Fund, all of Target Fund's then existing assets, including any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries, free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders' rights of redemption), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary to: (i) pay 25% of the costs and expenses of carrying out the Reorganization (including, but not limited to, fees of counsel and accountants, and expenses of its liquidation and dissolution contemplated hereunder), in accordance with Section 9 of the Plan, which costs and expenses shall be established on Target Fund's books as liability reserves;
(ii) discharge its unpaid liabilities on its books at the Closing Date (as such term is defined in Section 3), including, but not limited to, its income dividends and capital gains distributions, if any, payable for the period prior to, and through, the Closing Date; and (iii) pay such contingent liabilities, if any, as the Board of Trustees of Target Fund shall reasonably deem to exist against Target Fund at the Closing Date, for which contingent and other appropriate liability reserves shall be established on Target
Fund's books (such assets hereinafter "Net Assets"). Neither Acquiring Trust nor Acquiring Fund shall assume any liability of Target Fund, and Target Fund shall use its reasonable best efforts to discharge all of its known liabilities, so far as may be possible, from the cash, bank deposits and cash equivalent securities described above.

    (b) Subject to the terms and conditions of the Plan, and in reliance on the representations and warranties of Target Fund herein contained, and in consideration of such sale, conveyance, transfer, and delivery, Acquiring Trust agrees to deliver to Target Fund at the Closing the number of Acquiring Fund Shares, determined by dividing the net asset value per share of Class A, Class B, Class C, Class R, and Advisor Class shares of Target Fund by the net asset value per share of Class A, Class B, Class C, Class R, and Advisor Class shares, respectively, of Acquiring Fund, and multiplying the result thereof by the number of outstanding Class A, Class B, Class C, Class R, and Advisor Class shares of Target Fund, respectively, all as of 1:00 p.m., Pacific Time, on the Closing Date. Acquiring Fund Shares delivered to Target Fund at the Closing shall have an aggregate net asset value equal to the value of Target Fund's Net Assets, all determined as provided in Section 2 of the Plan and as of the date and time specified herein.

    (c) Immediately following the Closing, Target Fund shall be dissolved and shall distribute the Acquiring Fund Shares received by Target Fund pursuant to this Section 1 pro rata to Target Fund's shareholders of record as of the close of business on the Closing Date. Such distribution shall be accomplished by the establishment of accounts on the share records of Acquiring Fund in the amounts due such shareholders based on their respective holdings in Target Fund as of the close of business on the Closing Date. Fractional Acquiring Fund Shares shall be carried to the third decimal place. Certificates for Acquiring Fund Shares shall not be issued, unless specifically requested by a shareholder. After the distribution, Target Fund shall be dissolved.

    (d) At the Closing, each shareholder of record of Target Fund as of the record date (the "Distribution Record Date") with respect to any unpaid dividends and other distributions that were declared prior to the Closing, including any dividend or distribution declared pursuant to Section 8(e) hereof, shall have the right to receive such unpaid dividends and distributions with respect to the shares of Target Fund that such person had on the Distribution Record Date.

    (e) All books and records relating to Target Fund, including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules and regulations thereunder, shall be available to Acquiring Trust from and after the date of the Plan, and shall be turned over to Acquiring Trust on or prior to the Closing.

2. VALUATION.

    (a) The net asset value of Acquiring Fund Shares and Target Fund Shares and the value of Target Fund's Net Assets to be acquired by Acquiring Fund hereunder shall in each case be computed as of 1:00 p.m., Pacific Time, on the Closing Date, unless on such date: (a) the New York Stock Exchange ("NYSE") is not open for unrestricted trading; or (b) the reporting of trading on the NYSE is disrupted; or (c) any other extraordinary financial event or market condition occurs (each of the events described in (a), (b) or (c), a "Market Disruption"). The net asset value per share of Acquiring Fund Shares and Target Fund Shares and the value of Target Fund's Net Assets shall be computed in accordance with the valuation procedures set forth in the most recent respective prospectuses of Acquiring Fund and Target Fund, as amended or supplemented.

    (b) In the event of a Market Disruption on the proposed Closing Date, so that an accurate appraisal of the net asset value of Acquiring Fund Shares or Target Fund Shares or the value of Target Fund's Net Assets is impracticable, the Closing Date shall be postponed until the first business day when regular trading on the NYSE shall have been fully resumed and reporting shall have been restored and other trading markets are otherwise stabilized.

3. CLOSING AND CLOSING DATE.

    The Closing shall take place at the principal office of Acquiring Trust at 2:00 p.m., Pacific Time, on May 6, 2009 or such later date as the parties may mutually agree (the "Closing Date"). Target Fund shall have provided for delivery as of the Closing of those Net Assets of Target Fund to be transferred to the account of Acquiring Fund's Custodian, The Bank of New
York Mellon, Mutual Funds Division, 100 Church Street, New York, NY 10286. Target Fund shall deliver at the Closing a list of names and addresses of the shareholders of record of Target Fund Shares and the number of full and fractional shares of beneficial interest owned by each such shareholder as of 1:00 p.m., Pacific Time, on the Closing Date, certified by its transfer agent or by its President to the best of its or his knowledge and belief.
Acquiring Trust on behalf of Acquiring Fund shall provide evidence satisfactory to Target Fund that such Acquiring Fund Shares have been registered in an account on the books of Acquiring Fund in such manner as the officers of Target Fund may reasonably request.

4. REPRESENTATIONS AND WARRANTIES BY ACQUIRING TRUST, ON BEHALF OF ACQUIRING
FUND.

    Acquiring Trust, on behalf of Acquiring Fund, represents and warrants to Target Fund that:

    (a) Acquiring Fund is a series of Acquiring Trust, a statutory trust organized originally as a Delaware corporation in 1947, reincorporated as a Maryland corporation in 1979, and converted into a Delaware statutory trust effective February 1, 2008. Acquiring Trust is duly registered under the 1940 Act as an open-end, management investment company and all of Acquiring Fund Shares sold were sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "1933 Act"), except for those shares sold pursuant to the private offering exemption for the purpose of raising initial capital or obtaining any required initial shareholder approvals.

    (b) Acquiring Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of Acquiring Fund, each outstanding share of which is, and each share of which when issued pursuant to and in accordance with the Plan will be, fully paid, non-assessable, and has or will have full voting rights. Acquiring Trust currently issues shares of five (5) series, including Acquiring Fund. Acquiring Fund issues five classes of shares: Class A, Class B, Class C, Class R, and Advisor Class. No shareholder of Acquiring Trust shall have any preemptive or other right to subscribe for Acquiring Fund Shares.

    (c) The financial statements appearing in Acquiring Fund's Annual Report to Shareholders for the fiscal year ended September 30, 2008, audited by PricewaterhouseCoopers LLP, a copy of which has been delivered to Target Fund, and any interim unaudited financial statements, copies of which may be furnished to Target Fund, fairly present the financial position of Acquiring Fund as of their respective dates and the results of Acquiring Fund's operations for the periods indicated in conformity with Generally Accepted Accounting Principles applied on a consistent basis.

    (d) The books and records of Acquiring Fund accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of Acquiring Fund.

    (e) Acquiring Trust, on behalf of Acquiring Fund, is not a party to or obligated under any provision of its Agreement and Declaration of Trust, By-laws, any contract or any other commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under the Plan, and no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Acquiring Fund or Acquiring Trust of the transactions contemplated by the Plan, except for the registration of Acquiring Fund Shares under the 1933 Act, the 1940 Act, or as may otherwise be required under the federal and state securities laws or the rules and regulations thereunder.

    (f) Acquiring Trust has elected to treat Acquiring Fund as a regulated investment company ("RIC") for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Acquiring Fund is a "fund" as defined in Section 851(g)(2) of the Code, has qualified as a RIC for each taxable year since its inception, and intends to continue to qualify as a RIC as of the Closing Date. Consummation of the transactions contemplated by the Plan will not cause Acquiring Fund to fail to be qualified as a RIC as of the Closing Date.

    (g) Acquiring Fund is not under jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

    (h) Acquiring Fund does not have any unamortized or unpaid organizational fees or expenses.

    (i) Acquiring Fund does not have any known liabilities, costs or expenses of a material amount, contingent or otherwise, other than those incurred in the ordinary course of business as an investment company.

    (j) There is no intercorporate indebtedness existing between Target Fund and Acquiring Fund that was issued, acquired, or will be settled at a discount.

    (k) Acquiring Fund does not own, directly or indirectly, nor has it owned during the past five (5) years, directly or indirectly, any shares of Target Fund.

    (l) Acquiring Trust has no plan or intention to issue additional shares of Acquiring Fund following the Reorganization except for shares issued in the ordinary course of Acquiring Fund's business as a series of an open-end investment company; nor does Acquiring Trust have any plan or intention to redeem or otherwise reacquire any shares of Acquiring Fund issued pursuant to the Plan, either directly or through any transaction, agreement, or arrangement with any other person, other than in the ordinary course of its business or to the extent necessary to comply with its legal obligation under
Section 22(e) of the 1940 Act.

    (m) Acquiring Fund is in the same line of business as Target Fund before the Reorganization and did not enter into such line of business as part of the Reorganization. Acquiring Fund will actively continue Target Fund's business in substantially the same manner that Target Fund conducted that business immediately before the Reorganization and has no plan or intention to change such business. On the Closing Date, Acquiring Fund expects that at least 33 (1)/3% of Target Fund's portfolio assets will meet the investment objectives, strategies, policies, risks and restrictions of Acquiring Fund. Acquiring Fund has no plan or intention to change any of its investment objectives, strategies, policies, risks and restrictions after the Reorganization. Acquiring Fund has no plan or intention to sell or otherwise dispose of any of the former assets of Target Fund, except for dispositions made in the ordinary course of its business or dispositions necessary to maintain its qualification as a RIC, although in the ordinary course of its business, Acquiring Fund will continuously review its investment portfolio (as Target Fund did before the Closing) to determine whether to retain or dispose of particular securities, including those included among the former assets of Target Fund.

    (n) The registration statement on Form N-14 referred to in Section 7(g) hereof (the "Registration Statement"), and any prospectus or statement of additional information of Acquiring Fund contained or incorporated therein by reference, and any supplement or amendment to the Registration Statement or any such prospectus or statement of additional information, on the effective date of the Registration Statement, on the date of the Special Meeting of Target Fund shareholders, and on the Closing Date: (i) shall comply in all material respects with the applicable provisions of the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act, the rules and regulations thereunder, and all applicable state securities laws and the rules and regulations thereunder; and (ii) shall not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which the statements were made, not misleading.

5. REPRESENTATIONS AND WARRANTIES BY TARGET FUND.

    Target Fund represents and warrants to Acquiring Trust that:

     (a) Target Fund was originally organized as a California corporation on August 30, 1984, and was reorganized as a Delaware statutory trust effective March 21, 2000. Target Fund is duly registered under the 1940 Act as an open-end, management investment company and all Target Fund Shares sold were sold pursuant to an effective registration statement filed under the 1933 Act, except for those shares sold pursuant to the private offering exemption for the purposes of raising the required initial capital or obtaining any required initial shareholder approvals.

    (b) Target Fund is authorized to issue an unlimited number of shares of beneficial interest, without par value, each outstanding share of which is fully paid, non-assessable, and has full voting rights. Target Fund has five classes of shares and an unlimited number of shares of beneficial interest of Target Fund have been allocated and designated to each such class. No shareholder of Target Fund has or will have any option, warrant, or preemptive rights of subscription or purchase with respect to Target Fund Shares.

    (c) The financial statements appearing in Target Fund's Annual Report to Shareholders for the fiscal year ended June 30, 2008, audited by PricewaterhouseCoopers LLP, and unaudited Semi-Annual Report to Shareholders for the period ended December 31, 2008, copies of which have been delivered to Acquiring Trust, and any interim financial statements for Target Fund that may be furnished to Acquiring Trust, fairly present the financial position of Target Fund as of their respective dates and the results of Target Fund's operations for the periods indicated in conformity with generally accepted accounting principles applied on a consistent basis.

    (d) Target Fund is not a party to or obligated under any provision of its Agreement and Declaration of Trust or Bylaws, as amended, and restated, or any contract or any other commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under the Plan. Target Fund has no material contracts or other commitments (other than the Plan or agreements for the purchase of securities entered into in the ordinary course of business and consistent with its obligations under the Plan) which will not be terminated by Target Fund in accordance with their terms at or prior to the Closing Date, or which will result in a penalty or additional fee to be due or payable by Target Fund.

    (e) Target Fund has elected to be treated as a RIC for federal income tax purposes under Part I of Subchapter M of the Code. Target Fund is a "fund" as defined in Section 851(g)(2) of the Code, has qualified as a RIC for each taxable year since its inception, and will qualify as a RIC as of the Closing Date. Consummation of the transactions contemplated by the Plan will not cause Target Fund to fail to be qualified as a RIC as of the Closing Date.

    (f) Target Fund is not under jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

    (g) Target Fund does not have any unamortized or unpaid organization fees or expenses.

    (h) Target Fund does not have any known liabilities, costs or expenses of a material amount, contingent or otherwise, other than those reflected in the financial statements referred to in Section 5(c) hereof and those incurred in the ordinary course of business as an investment company and of a nature and amount similar to, and consistent with, those shown in such financial statements since the dates of those financial statements.

    (i) Since December 31, 2008, there has not been any material adverse change in Target Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of its business.

    (j) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Target Fund of the transactions contemplated by the Plan, except the necessary Target Fund shareholder approval, or as may otherwise be required under the federal or state securities laws or the rules and regulations thereunder.

    (k) There is no intercorporate indebtedness existing between Target Fund and Acquiring Fund that was issued, acquired, or will be settled at a discount.

    (l) During the five-year period ending on the Closing Date, (i) Target Fund has not acquired, and will not acquire, Target Fund Shares with consideration other than Acquiring Fund Shares or Target Fund Shares, except for redemptions in the ordinary course of Target Fund's business or to the extent necessary to comply with its legal obligation under Section 22(e) of the 1940 Act, and (ii) no distributions will have been made with respect to Target Fund Shares (other than regular, normal dividend distributions made pursuant to Target Fund's historic dividend paying practice), either directly or through any transaction, agreement, or arrangement with any other person, except for distributions described in Sections 852 and 4982 of the Code.

    (m) As of the Closing Date, Target Fund will not have outstanding any warrants, options, convertible securities, or any other type of rights pursuant to which any person could acquire shares of Target Fund, except for the right of investors to acquire its shares at the applicable stated offering price in the normal course of its business as an open-end management investment company operating under the 1940 Act.

    (n) Throughout the five year period ending on the Closing Date, Target Fund will have conducted its historic business within the meaning of
Section 1.368-1(d) of the Income Tax Regulations under the Code. Target Fund did not enter into (or expand) a line of business as part of the Reorganization. Target Fund will not alter its investment portfolio in connection with the Reorganization.

6. REPRESENTATIONS AND WARRANTIES BY TARGET FUND AND ACQUIRING TRUST.

    Target Fund and Acquiring Trust, on behalf of Acquiring Fund, each represents and warrants to the other that:

    (a) The statement of assets and liabilities to be furnished by it as of 1:00 p.m., Pacific Time, on the Closing Date for the purpose of determining the number of Acquiring Fund Shares to be issued pursuant to Section 1 of the Plan, will accurately reflect Target Fund's Net Assets and outstanding shares, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

    (b) At the Closing, it will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in (a) above, free and clear of all liens or encumbrances of any nature whatsoever, except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

    (c) Except as disclosed in its currently effective prospectus relating to Target Fund or Acquiring Fund, as applicable, there is no material suit, judicial action, or legal or administrative proceeding pending or threatened against it. It is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

    (d) There are no known actual or proposed deficiency assessments with respect to any taxes payable by it.

    (e) The execution, delivery, and performance of the Plan have been duly authorized by all necessary action of its Board of Trustees, and the Plan, subject with respect to Target Fund to the approval of Target Fund's shareholders, constitutes a valid and binding obligation enforceable in accordance with its terms, subject to bankruptcy, insolvency, reorganization arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles.

    (f) It anticipates that consummation of the Plan will not cause Target Fund or Acquiring Fund, as applicable, to fail to conform to the requirements of Subchapter M of the Code for federal income taxation qualification as a RIC at the end its fiscal year.

7. COVENANTS OF TARGET FUND AND ACQUIRING TRUST.

    (a) Target Fund and Acquiring Trust, on behalf of Acquiring Fund, each covenants to operate its respective business as presently conducted between the date hereof and the Closing, it being understood that such ordinary course of business will include the distribution of customary dividends and distributions and any other distribution necessary or desirable to minimize federal income or excise taxes.

    (b) Target Fund undertakes that it will not acquire Acquiring Fund Shares for the purpose of making distributions thereof to anyone other than Target Fund's shareholders.

    (c) Target Fund undertakes that, if the Plan is consummated, it will liquidate and dissolve.

    (d) Target Fund and Acquiring Trust, on behalf of Acquiring Fund, each agree that, by the Closing, all of their federal and other tax returns and reports required by law to be filed on or before such date shall have been filed, and either all federal and other taxes shown as due on said returns shall have been paid, or adequate liability reserves shall have been provided for the payment of such taxes, and to the best of their knowledge no such tax return is currently under audit and no tax deficiency or liability has been asserted with respect to such tax returns or reports by the Internal Revenue Service or any state or local tax authority.

    (e) At the Closing, Target Fund will provide Acquiring Fund with a copy of the shareholder ledger accounts, certified by Target Fund's transfer agent or its President to the best of its or his knowledge and belief, for all the holders of record of Target Fund Shares as of 1:00 p.m., Pacific Time, on the Closing Date who are to become shareholders of Acquiring Fund as a result of the transfer of assets that is the subject of the Plan.

    (f) As of the Closing, the Board of Trustees of Target Fund shall have called, and Target Fund shall have held, a Special Meeting of Target Fund's shareholders to consider and vote upon the Plan (the "Special Meeting") and Target Fund shall have taken all other actions reasonably necessary to obtain approval of the transactions contemplated herein. Target Fund shall have mailed to each shareholder of record of Target Fund entitled to vote at the Special Meeting at which action on the Plan is to be considered, in sufficient time to comply with requirements as to notice thereof, a combined Prospectus/Proxy Statement that complies in all material respects with the applicable provisions of the 1933 Act, Section 14(a) of the 1934 Act and
Section 20(a) of the 1940 Act, and the rules and regulations thereunder (the "Prospectus/Proxy Statement").

    (g) Acquiring Trust has filed the Registration Statement with the SEC and used its best efforts to provide that the Registration Statement became effective as promptly as practicable. At the time it became effective, the Registration Statement: (i) complied in all material respects with the applicable provisions of the 1933 Act and the rules and regulations promulgated thereunder; and (ii) did not contain any untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement became effective, at the time of the Special Meeting, and at the Closing Date, the prospectus and statement of additional information included in the Registration Statement did not and will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

    (h) Subject to the provisions of the Plan, Acquiring Trust and Target Fund each shall take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by the Plan.

    (i) Target Fund shall deliver to Acquiring Trust at the Closing Date confirmation or other adequate evidence as to the tax costs and holding periods of the assets and property of Target Fund transferred to Acquiring Trust, on behalf of the Acquiring Fund. in accordance with the terms of the Plan.

8. CONDITIONS PRECEDENT TO BE FULFILLED BY TARGET FUND AND ACQUIRING TRUST.

    The consummation of the Plan hereunder shall be subject to the following respective conditions:

    (a) That: (i) all the representations and warranties of the other party contained herein shall be true and correct as of the Closing with the same effect as though made as of and at such date; (ii) the other party shall have performed all obligations required by the Plan to be performed by it prior to the Closing; and (iii) the other party shall have delivered to such party a certificate signed by the President and by the Secretary or equivalent officer to the foregoing effect.

    (b) That each party shall have delivered to the other party a copy of the resolutions approving the Plan adopted and approved by the appropriate action of the Board of Trustees certified by its Secretary or equivalent officer of such party.

    (c) That the SEC shall have declared effective the Registration Statement and not have issued an unfavorable management report under Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding seeking to enjoin consummation of the Plan under Section 25(c) of the 1940 Act. And, further, no other legal, administrative or other proceeding shall have been instituted or threatened that would materially affect the financial condition of either party or would prohibit the transactions contemplated hereby.

    (d) That the Plan and the Reorganization contemplated hereby shall have been adopted and approved by the appropriate action of the shareholders of Target Fund at a meeting or any adjournment thereof.

    (e) That a distribution or distributions shall have been declared for Target Fund prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to its shareholders:
(i) all of its ordinary income and all of its capital gain net income, if any, for the period from the close of its last fiscal year to 1:00 p.m., Pacific Time, on the Closing Date; and (ii) any undistributed ordinary income and capital gain net income from any prior period to the extent not otherwise declared for distribution. Capital gain net income has the meaning given such term by Section 1222(9) of the Code.

    (f) That all required consents of other parties and all other consents, orders, and permits of federal, state and local authorities (including those of the SEC and of state Blue Sky securities authorities, including any necessary "no-action" positions or exemptive orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of material adverse effect on the assets and properties of Target Fund or Acquiring Fund.

    (g) That there shall be delivered to Target Fund and Acquiring Trust, on behalf of Acquiring Fund, an opinion in form and substance satisfactory to them from the law firm of Stradley Ronon Stevens & Young, LLP, counsel to Acquiring Trust and Target Fund, to the effect that, provided the transaction contemplated hereby is carried out in accordance with the Plan and the laws of the State of Delaware, and based upon certificates of the officers of Target Fund and Acquiring Trust with regard to matters of fact:

       (1) The acquisition by Acquiring Fund of substantially all the assets of Target Fund, as provided for herein, in exchange for Acquiring Fund Shares, followed by the distribution by Target Fund to its shareholders of Acquiring Fund Shares in complete liquidation of Target Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and Target Fund and Acquiring Fund will each be a "party to the reorganization" within the meaning of Section 368(b) of the Code;

       (2) No gain or loss will be recognized by Target Fund upon the transfer of substantially all of its assets to Acquiring Fund in exchange solely for voting shares of Acquiring Fund (Sections 361(a) and 357(a) of the Code);

       (3) Acquiring Fund will recognize no gain or loss upon the receipt of substantially all of the assets of Target Fund in exchange solely for voting shares of Acquiring Fund (Section 1032(a) of the Code);

       (4) No gain or loss will be recognized by Target Fund upon the distribution of Acquiring Fund Shares to its shareholders in liquidation of Target Fund, in pursuance of the Plan (Section 361(c)(1) of the Code);

       (5) The basis of the assets of Target Fund received by Acquiring Fund will be the same as the basis of such assets to Target Fund immediately prior to the Reorganization (Section 362(b) of the Code);

       (6) The holding period of the assets of Target Fund received by Acquiring Fund will include the period during which such assets were held by Target Fund (Section 1223(2) of the Code);

       (7) No gain or loss will be recognized by the shareholders of Target Fund upon the exchange of their shares in Target Fund for voting shares of Acquiring Fund including fractional shares to which they may be entitled (Section 354(a) of the Code);

       (8) The basis of Acquiring Fund Shares received by the shareholders of Target Fund shall be the same as the basis of Target Fund Shares exchanged therefor (Section 358(a)(1) of the Code);

       (9) The holding period of Acquiring Fund Shares received by shareholders of Target Fund (including fractional shares to which they may be entitled) will include the holding period of Target Fund Shares surrendered in exchange therefor, provided that Target Fund Shares were held as a capital asset on the effective date of the exchange (Section 1223(1) of the Code); and

       (10) Acquiring Fund will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the regulations issued by the United States Treasury ("Treasury Regulations")) the items of Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations.

    (h) That there shall be delivered to Acquiring Trust, on behalf of Acquiring Fund, an opinion in form and substance satisfactory to it from Stradley Ronon Stevens & Young, LLP, counsel to Target Fund to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and other laws now or hereafter affecting generally the enforcement of creditors' rights:

       (1) Target Fund is a validly existing statutory trust in good standing under the laws of the State of Delaware;
       (2) Target Fund is an open-end investment company of the management type registered as such under the 1940 Act;

       (3) The execution and delivery of the Plan and the consummation of the transactions contemplated hereby have been duly authorized by all necessary statutory trust action on the part of Target Fund; and

       (4) The Plan is the legal, valid and binding obligation of Target Fund and is enforceable against Target Fund in accordance with its terms.
    In giving the opinions set forth above, counsel may state that it is relying on certificates of the officers of Target Fund with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of Target Fund.

    (i) That there shall be delivered to Target Fund an opinion in form and substance satisfactory to it from the law firm of Stradley Ronon Stevens & Young, LLP, counsel to Acquiring Trust, on behalf of Acquiring Fund, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other laws now or hereafter affecting generally the enforcement of creditors' rights:

       (1) Acquiring Fund is a series of Acquiring Trust and Acquiring Trust is a validly existing statutory trust in good standing under the laws of the State of Delaware;

       (2) Acquiring Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of Acquiring Fund;

       (3) Acquiring Trust is an open-end investment company of the management type registered as such under the 1940 Act;

       (4) Acquiring Fund Shares to be issued pursuant to the terms of the Plan have been duly authorized and, when issued and delivered as provided in the Plan and the Registration Statement, will have been validly issued and fully paid and will be non-assessable by Acquiring Trust, on behalf of Acquiring Fund;

       (5) The execution and delivery of the Plan and the consummation of the transactions contemplated hereby have been duly authorized by all necessary statutory trust action on the part of Acquiring Trust, on behalf of Acquiring Fund;

       (6) The Plan is the legal, valid and binding obligation of Acquiring Trust, on behalf of Acquiring Fund, and is enforceable against Acquiring Trust, on behalf of Acquiring Fund, in accordance with its terms; and

       (7) The registration statement on Form N-1A of Acquiring Trust, of which the prospectus dated February 1, 2009, of Acquiring Fund is a part (the "Prospectus"), is, at the time of the signing of the Plan, effective under the 1933 Act, and, to the best knowledge of such counsel, no stop order suspending the effectiveness of such registration statement has been issued, and no proceedings for such purpose have been instituted or are pending before or threatened by the SEC under the 1933 Act.

    In giving the opinions set forth above, counsel may state that it is relying on certificates of the officers of Acquiring Trust with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of Acquiring Trust.

    (j) That Acquiring Trust's prospectus contained in the Registration Statement with respect to Acquiring Fund Shares delivered to Target Fund's shareholders in accordance with the Plan shall be effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto shall have been issued prior to the Closing Date or shall be in effect at Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

    (k) That Acquiring Fund Shares to be delivered hereunder shall be eligible for sale with each state commission or agency with which such eligibility is required in order to permit Acquiring Fund Shares lawfully to be delivered to each holder of Target Fund Shares.

    (l) That, at the Closing, there shall be transferred to Acquiring Trust, on behalf of Acquiring Fund, aggregate Net Assets of Target Fund comprising at least 90% in fair market value of the total net assets and 70% of the fair market value of the total gross assets recorded on the books of Target Fund on the Closing Date.

    (m) That there be delivered to Acquiring Trust, on behalf of Acquiring Fund, information concerning the tax basis of Target Fund in all securities transferred to Acquiring Fund, together with shareholder information including: the names, addresses, and taxpayer identification numbers of the shareholders of Target Fund as of the Closing Date; the number of shares held by each shareholder; the dividend reinvestment elections applicable to each shareholder; and the backup withholding and nonresident alien withholding certifications, notices or records on file with Target Fund with respect to each shareholder.

9. EXPENSES.

    The expenses of entering into and carrying out the provisions of the Plan shall be borne as follows: each of Target Fund and Acquiring Trust, on behalf of Acquiring Fund, will pay 25% of the costs of the Reorganization, and Franklin Advisers, Inc., the investment manager for both Acquiring Fund and Target Fund, will pay 50% of the costs of the Reorganization.

10. TERMINATION; POSTPONEMENT; WAIVER; ORDER.

    (a) Anything contained in the Plan to the contrary notwithstanding, the Plan may be terminated and the Reorganization abandoned at any time prior (whether before or after approval thereof by the shareholders of Target Fund) to the Closing, or the Closing may be postponed, as follows:

       (1) by mutual consent of Target Fund and Acquiring Trust, on behalf of Acquiring Fund;

       (2) by Acquiring Trust, on behalf of Acquiring Fund, if any condition of its obligations set forth in Section 8 has not been fulfilled or waived and it reasonably appears that such condition or obligation will not or cannot be met; or

       (3) by Target Fund if any condition of its obligations set forth in
    Section 8 has not been fulfilled or waived and it reasonably appears that such condition or obligation will not or cannot be met.

    (b) If the transactions contemplated by the Plan have not been consummated by December 31, 2009, the Plan shall automatically terminate on that date, unless a later date is agreed to by both Acquiring Trust and Target Fund.

    (c) In the event of termination of the Plan prior to its consummation, pursuant to the provisions hereof, the Plan shall become void and have no further effect, and neither Target Fund, Acquiring Trust, nor Acquiring Fund, nor their trustees, officers, or agents or the shareholders of Target Fund or Acquiring Fund shall have any liability in respect of the Plan, but all expenses incidental to the preparation and carrying out of the Plan shall be paid as provided in Section 9 hereof.

    (d) At any time prior to the Closing, any of the terms or conditions of the Plan may be waived by the party who is entitled to the benefit thereof if, in the judgment of such party, such action or waiver will not have a material adverse effect on the benefits intended under the Plan to its shareholders, on behalf of whom such action is taken.

    (e) The respective representations and warranties contained in Sections 4 to 6 hereof shall expire with and be terminated by the Plan on the Closing Date, and neither Target Fund nor Acquiring Trust, nor any of their officers, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date.

    (f) If any order of the SEC with respect to the Plan shall be issued prior to the Closing that imposes any term or condition that is determined by the Board of Trustees of Target Fund or the Board of Trustees of Acquiring Trust, on behalf of Acquiring Fund, to be acceptable, such term or condition shall be binding as if it were a part of the Plan without a vote or approval of the shareholders of Target Fund; provided that, if such term or condition would result in a change in the method of computing the number of Acquiring Fund Shares to be issued to Target Fund, and such term or condition had not been included in the Prospectus/Proxy Statement or other proxy solicitation material furnished to the shareholders of Target Fund prior to the Special Meeting, the Plan shall not be consummated and shall terminate unless Target Fund promptly calls a special meeting of the shareholders of Target Fund at which such condition shall be submitted for approval.

11. LIABILITY OF ACQUIRING TRUST AND TARGET FUND.

    (a) Each party acknowledges and agrees that all obligations of Acquiring Trust under the Plan are binding only with respect to Acquiring Fund; that any liability of Acquiring Trust under the Plan with respect to Acquiring Trust, or in connection with the transactions contemplated herein with respect to Acquiring Fund, shall be discharged only out of the assets of Acquiring Fund; that no other series of Acquiring Trust shall be liable with respect to the Plan or in connection with the transactions contemplated herein; and that Target Fund shall not seek satisfaction of any such obligation or liability from the shareholders of Acquiring Trust, the trustees, officers, or the employees or agents of Acquiring Trust.

    (b) Each party acknowledges and agrees that all obligations of Target Fund under the Plan are binding only with respect to Target Fund; that any liability of Target Fund under the Plan in connection with the transactions contemplated herein, shall be discharged only out of the assets of Target Fund; and that neither Acquiring Trust nor Acquiring Fund shall seek satisfaction of any such obligation or liability from the shareholders of Target Fund, or the trustees, officers, or the employees or agents of Target Fund.

12. ENTIRE AGREEMENT AND AMENDMENTS.

    The Plan embodies the entire agreement between the parties and there are no agreements, understandings, restrictions, or warranties relating to the transactions contemplated by the Plan other than those set forth herein or herein provided for. The Plan may be amended only by mutual consent of the parties in writing. Neither the Plan nor any interest herein may be assigned without the prior written consent of the other party.

13. COUNTERPARTS.

    The Plan may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

14. NOTICES.

    Any notice, report, or demand required or permitted by any provision of the Plan shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to Franklin Growth Fund, at Franklin Custodian Funds, One Franklin Parkway, San Mateo, CA 94403-1906, Attention: Secretary, or Franklin Capital Growth Fund, at One Franklin Parkway, San Mateo, CA 94403-1906, Attention: Secretary, as the case may be.

15. GOVERNING LAW.

    The Plan shall be governed by and carried out in accordance with the laws of the State of Delaware.

    IN WITNESS WHEREOF, Target Fund and Acquiring Trust, on behalf of Acquiring Fund, have each caused the Plan to be executed on its behalf by its duly authorized officers, all as of the date and year first-above written.


FRANKLIN CUSTODIAN FUNDS, on
behalf of FRANKLIN GROWTH FUND

By:
    -------------------------------

    (Name) (Title)


FRANKLIN CAPITAL GROWTH FUND

By:
    -------------------------------

     (Name) (Title)





EXHIBIT B - PROSPECTUS (enclosed)





EXHIBIT C - PRINCIPAL HOLDERS OF SECURITIES

NAME AND ADDRESS             SHARE CLASS  PERCENTAGE
                                              (%)
-------------------------------------------------------

                 CAPITAL GROWTH FUND

Edward Jones                      A          7.65
Attn: Mutual Fund
Shareholder
Accounting
201 Progress Parkway
Maryland Heights, MO
63043-3009

Orchard Trust Company             R          5.54
FBO Hudiburg Auto Group
c/o Fascore LLC
8515 E. Orchard Rd., 2T2
Greenwood Village, CO
80111-5002

Corefolio                      Advisor       5.90
FT 529 College Savings Plan
c/o Fund Accounting
Attn.: Gregory Seward
500 E. Broward Blvd., Ste.
2100
Fort Lauderdale, FL
33394-3007

Growth                         Advisor        5.14
FT 529 College Savings Plan
c/o Fund Accounting
Attn.: Gregory Seward
500 E. Broward Blvd., Ste.
2100
Fort Lauderdale, FL
33394-3007

Age Newborn-8 Years            Advisor       23.95
FT 529 College Savings Plan
c/o Fund Accounting
Attn.: Gregory Seward
500 E. Broward Blvd., Ste.
2100
Fort Lauderdale, FL
33394-3007

Age 9-12 Years                 Advisor       10.48
FT 529 College Savings Plan
c/o Fund Accounting
Attn.: Gregory Seward
500 E. Broward Blvd., Ste.
2100
Fort Lauderdale, FL
33394-3007

Age 13-16 Years                Advisor        7.37
FT 529 College Savings Plan
c/o Fund Accounting
Attn.: Gregory Seward
500 E. Broward Blvd., Ste.
2100
Fort Lauderdale, FL
33394-3007

Franklin Templeton Corefolio   Advisor       33.41
FT Fund Allocator Series
Attn.: Gregory Seward
500 E. Broward Blvd., Ste.
2100
Fort Lauderdale, FL
33394-3007

                     GROWTH FUND

Edward Jones                      A          11.90
Attn: Mutual Fund
Shareholder
Accounting
201 Progress Parkway
Maryland Heights, MO
63043-3009

Citigroup Global Markets,         C           6.45
Inc.
333 West 34th St., 3rd Floor
Attn: 00109801250
New York, NY 10001-2402

Guardian Group Pension GIAC       R          61.64
1560 Valley Center Parkway
Ste. 100
Bethlehem, PA 18017-2275

Hartford Life Insurance           R           7.73
Company
Attn.: UIT Operations
P.O. Box 2999
Hartford, CT 06104-2999

Corefolio                      Advisor        8.59
FT 529 College Savings Plan
c/o Fund Accounting
Attn.: Gregory Seward
500 E. Broward Blvd., Ste.
2100
Fort Lauderdale, FL
33394-3007

Franklin Templeton Corefolio   Advisor       49.67
Allocation Fund
FT Fund Allocator Series
c/o Fund Accounting
Attn.: Gregory Seward
500 E. Broward Blvd., Ste.
2100
Fort Lauderdale, FL
33394-3007

Nationwide Trust Company       Advisor       13.68
FBO Franklin Templeton PS
401K Plan
98 San Jacinto Blvd., Ste.
1100
Austin, TX 78701-4255

     GROWTH FUND - PROJECTED AFTER TRANSACTION(1)

Edward Jones                      A          10.84
Attn: Mutual Fund
Shareholder
Accounting
201 Progress Parkway
Maryland Heights, MO
63043-3009

Guardian Group Pension GIAC       R          51.30
1560 Valley Center Parkway
Ste. 100
Bethlehem, PA 18017-2275

Hartford Life Insurance           R           6.43
Company
Attn.: UIT Operations
P.O. Box 2999
Hartford, CT 06104-2999

Corefolio                      Advisor        7.01
FT 529 College Savings Plan
c/o Fund Accounting
Attn.: Gregory Seward
500 E. Broward Blvd., Ste.
2100
Fort Lauderdale, FL
33394-3007

Franklin Templeton Corefolio   Advisor       40.13
FT Fund Allocator Series
c/o Fund Accounting
Attn.: Gregory Seward
500 E. Broward Blvd., Ste.
2100
Fort Lauderdale, FL
33394-3007

Age Newborn-8 Years            Advisor       14.05
FT 529 College Savings Plan
c/o Fund Accounting
Attn.: Gregory Seward
500 E. Broward Blvd., Ste.
2100
Fort Lauderdale, FL
33394-3007

Age 9-12 Years                 Advisor        6.14
FT 529 College Savings Plan
c/o Fund Accounting
Attn.: Gregory Seward
500 E. Broward Blvd., Ste.
2100
Fort Lauderdale, FL
33394-3007

Nationwide Trust Company       Advisor        5.66
FBO Franklin Templeton PS
401K Plan
98 San Jacinto Blvd., Ste.
1100
Austin, TX 78701-4255

1. Based upon information as of Record Date. Actual holdings after the Transaction may differ from projections based on information as of the Record Date.






                     EVERY SHAREHOLDER'S VOTE IS IMPORTANT


                 PLEASE DETACH AT PERFORATION BEFORE MAILING.





PROXY                                                    PROXY

                         FRANKLIN CAPITAL GROWTH FUND
                        SPECIAL MEETING OF SHAREHOLDERS
                                 APRIL 9, 2009

The undersigned hereby revokes all previous proxies for his/her shares of Franklin Capital Growth Fund ("Capital Growth Fund") and appoints Craig S. Tyle, Steven J. Gray, David P. Goss and Karen L. Skidmore, and each of them, proxies of the undersigned with full power of substitution to vote all shares of Capital Growth Fund that the undersigned is entitled to vote at Capital Growth Fund's Special Meeting of Shareholders ("Meeting") to be held at One Franklin Parkway, San Mateo, California 94403-1906 at 2:00 p.m., Pacific Time on April 9, 2009 including any postponements or adjournments thereof, upon the matter set forth below and instructs them to vote upon any other matters that may properly be acted upon at the Meeting.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF FRANKLIN CAPITAL GROWTH FUND (THE "TRUST") ON BEHALF OF CAPITAL GROWTH FUND. IT WILL BE VOTED AS SPECIFIED. IF NO SPECIFICATION IS MADE, THIS PROXY SHALL BE VOTED FOR THE PROPOSAL REGARDING THE REORGANIZATION OF CAPITAL GROWTH FUND PURSUANT TO THE AGREEMENT AND PLAN OF REORGANIZATION WITH FRANKLIN CUSTODIAN FUNDS, ON BEHALF OF FRANKLIN GROWTH FUND. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE MEETING TO BE VOTED ON, THE PROXY HOLDERS WILL VOTE, ACT AND CONSENT ON THOSE MATTERS IN ACCORDANCE WITH THE VIEWS OF MANAGEMENT.

IMPORTANT: PLEASE SEND IN YOUR PROXY TODAY.

YOU ARE URGED TO DATE AND SIGN THIS PROXY AND RETURN IT PROMPTLY. THIS WILL SAVE THE EXPENSE OF FOLLOW-UP LETTERS TO SHAREHOLDERS WHO HAVE NOT RESPONDED.

                               VOTE VIA THE INTERNET: WWW.FRANKLINTEMPLETON.COM VOTE VIA THE TELEPHONE: 1-866-241-6192
                               CONTROL NUMBER: 999 9999 9999 999

                               Note: Please sign exactly as your name appears on the proxy. If signing for estates, trusts or corporations, your title or capacity should be stated. If shares are held jointly, one or more joint owners should sign personally.


                               -------------------------
                               Signature


                               -------------------------
                               Signature


                               ------------------------, 2009
                               Date



                           (Please see reverse side)

                     EVERY SHAREHOLDER'S VOTE IS IMPORTANT

                       PLEASE SIGN, DATE AND RETURN YOUR
                                  PROXY TODAY




THE  BOARD  OF  TRUSTEES  UNANIMOUSLY  RECOMMENDS  THAT  YOU  VOTE IN  FAVOR OF
PROPOSAL 1.

                                                 FOR  AGAINST  ABSTAIN
1. To approve an Agreement and Plan of            []    []       []
   Reorganization between the Trust, on
   behalf of Capital Growth Fund, and
   Franklin Custodian Funds, on behalf of
   Franklin Growth Fund ("Growth Fund"),
   that provides for (i) the acquisition of substantially all of the assets of Capital Growth Fund by Growth Fund in exchange solely for Class A, B, C, R and
   Advisor shares of Growth Fund and the
   assumption of certain liabilities of
   Capital Growth Fund be Growth Fund, (ii) the distribution of such shares to the shareholders of Capital Growth Fund, and
   (iii) the complete liquidation and
   dissolution of Capital Growth Fund.
   Shareholders of Capital Growth Fund will receive Class A, B, C, R and Advisor shares of Growth Fund with an aggregate net asset value equal to the aggregate net asset value of the shareholders'
   Class A, B, C, R and Advisor shares in
   Capital Growth Fund.




              IMPORTANT: PLEASE SIGN AND MAIL IN YOUR PROXY...TODAY


PLEASE SIGN AND PROMPTLY RETURN IN THE ACCOMPANYING ENVELOPE. NO POSTAGE IS REQUIRED IF MAILED IN THE U.S.








                                   EXHIBIT B
                             FRANKLIN GROWTH FUND
                       PROSPECTUS DATED FEBRUARY 1, 2009

The prospectus of Franklin Growth Fund dated February 1, 2009, is part of this Prospectus/Proxy Statement and will be included in the Proxy mailing to all shareholders of record of Franklin Capital Growth Fund. For purposes of this EDGAR filing, the prospectus of Growth Fund dated February 1, 2009, is incorporated by reference to the electronic filing on Form N-1A made by Franklin Custodian Funds on January 27, 2009, under Accession No. 0000038721-09-000004.


                                    PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                                      FOR
                             FRANKLIN GROWTH FUND
                            DATED FEBRUARY 9, 2009


               Acquisition of Substantially All of the Assets of


                         FRANKLIN CAPITAL GROWTH FUND,
                   a series of Franklin Capital Growth Fund

                       By and in exchange for shares of
                             FRANKLIN GROWTH FUND,
                     a series of Franklin Custodian Funds

      This Statement of Additional Information (SAI) relates specifically to the proposed acquisition of substantially all of the assets of Franklin Capital Growth Fund in exchange for Class A, B, C, R and Advisor shares of Franklin Growth Fund.

      This SAI consists of this Cover Page and the following documents. Each of these documents is attached to and is legally considered to be a part of this SAI:

        1. The Statement of Additional Information of Franklin Growth Fund dated February 1, 2009.

        2. Annual Report of Franklin Growth Fund for the fiscal year ended September 30, 2008.

        3. Annual Report of Franklin Capital Growth Fund for the fiscal year ended June 30, 2008.

        4. Semi-Annual Report of Franklin Capital Growth Fund for the period ended December 31, 2007.

        5. Pro Forma Financial Statements for the reorganization of Franklin Capital Growth Fund with and into Franklin Growth Fund.

This SAI is not a Prospectus; you should read this SAI in conjunction with the Prospectus/Proxy Statement dated February 9, 2009, relating to the above-referenced transaction. You can request a copy of the Prospectus/Proxy Statement by calling 1-800/DIAL BEN or by writing to Franklin Growth Fund, P.O. Box 997151, Sacramento, CA 95899-7151.

---------------------------------------------------------------------------

The Statement of Additional Information of Franklin Growth Fund dated February 1, 2009, is part of this SAI and will be provided to all shareholders of Franklin Capital Growth Fund requesting this SAI. For purposes of this EDGAR filing, the Statement of Additional Information for Franklin Growth Fund dated February 1, 2009, is incorporated by reference to the electronic filing made on January 27, 2009, under Accession No. 0000038721-09-000004.

The Annual Report to shareholders of Franklin Growth Fund for the fiscal year ended September 30, 2008, is part of this SAI and will be provided to all shareholders of Franklin Capital Growth Fund requesting this SAI. For purposes of this EDGAR filing, the Annual Report to shareholders of Franklin Growth Fund for the fiscal year ended September 30, 2008, is incorporated by reference to the electronic filing on form N-CSR made on [], 2008, under Accession No. 0000038721-09-000004.

The Annual Report to shareholders of Franklin Capital Growth Fund for the fiscal year ended June 30, 2008, is part of this SAI and will be provided to all shareholders requesting this SAI. For purposes of this EDGAR filing, the Annual Report to shareholders of Franklin Capital Growth Fund for the fiscal year ended June 30, 2008, is incorporated by reference to the electronic filing on form N-CSR made on August 29, 2008, under Accession No. 0000083297-08-000012.

The Semi-Annual Report to shareholders of Franklin Capital Growth Fund for the period ended on December 31, 2008, is part of this SAI and will be provided to all shareholders of Franklin Capital Growth Fund requesting this SAI. For purposes of this EDGAR filing, the Semi-Annual Report to shareholders of Franklin Capital Growth Fund ended on December 31, 2007, is incorporated by reference to the electronic filing on form N-CSRS made on May 28, 2008, under Accession No. 0000038721-08-000018.

FRANKLIN CAPITAL GROWTH FUND
FRANKLIN GROWTH FUND

PRO FORMA COMBINING STATEMENTS OF INVESTMENTS, SEPTEMBER 30, 2008
(UNAUDITED)


The following unaudited Pro Forma Combining Statements give effect to the proposed reorganization, accounted as if the reorganization had occurred as of October 1, 2007. Each Pro Forma Combining Statement has been prepared based upon the proposed fee and expense structure after the combination, as discussed in the combined proxy statement/prospectus.

The unaudited Pro Forma Combining Statements should be read in conjunction with the historical financial statements and notes thereto of the Franklin Capital Growth Fund and the Franklin Growth Fund which are incorporated by reference in this Statement of Additional Information. The reorganization will be accounted for as a tax-free reorganization.

FRANKLIN GROWTH FUND
FRANKLIN CAPITAL GROWTH FUND
PRO FORMA COMBINING STATEMENTS OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED)

                                                                          FRANKLIN CAPITAL          FRANKLIN GROWTH FUND
                                                                             GROWTH FUND             PRO FORMA COMBINED
                                             FRANKLIN GROWTH FUND            (UNAUDITED)                 (UNAUDITED)
                                          -------------------------  --------------------------  --------------------------
    COMMON STOCKS 99.0%                     SHARES        VALUE        SHARES         VALUE        SHARES         VALUE
- ----------------------------------------  ---------  --------------  ----------  --------------  ----------  --------------
    AUTOMOBILES & COMPONENTS 2.4%
(a) Ford Motor Co                         1,100,000  $    5,720,000              $                1,100,000  $    5,720,000
    General Motors Corp                     400,000       3,780,000                                 400,000       3,780,000
    Harley-Davidson Inc.                    500,000      18,650,000     555,200      20,708,960   1,055,200      39,358,960
    Johnson Controls Inc.                 1,200,000      36,396,000                               1,200,000      36,396,000
                                                     --------------              --------------              --------------
                                                         64,546,000                  20,708,960                  85,254,960
                                                     --------------              --------------              --------------
    BANKS 0.2%
(a) Tree. Com Inc.                           10,003          48,214                                  10,003          48,214
    Wells Fargo & Co.                                                   225,000       8,444,250     225,000       8,444,250
                                                     --------------              --------------              --------------
                                                             48,214                   8,444,250                   8,492,464
                                                     --------------              --------------              --------------
    CAPITAL GOODS 22.5%
    3M Co                                   855,000      58,405,050     221,500      15,130,665   1,076,500      73,535,715
    ABB Ltd., ADR (Switzerland)                                         689,600      13,378,240     689,600      13,378,240
    The Boeing Co                         1,045,000      59,930,750     198,200      11,366,770   1,243,200      71,297,520
    Danaher Corp.                                                       364,700      25,310,180     364,700      25,310,180
    Emerson Electric Co                   1,000,000      40,790,000                               1,000,000      40,790,000
    General Dynamics Corp                 1,000,000      73,620,000                               1,000,000      73,620,000
    General Electric Co                      70,000       1,785,000                                  70,000       1,785,000
    Illinois Tool Works Inc               1,000,000      44,450,000                               1,000,000      44,450,000
    Ingersoll-Rand Co. Ltd., A            1,002,000      31,232,340                               1,002,000      31,232,340
    Lockheed Martin Corp                    500,000      54,835,000                                 500,000      54,835,000
    Northrop Grumman Corp                 1,000,000      60,540,000                               1,000,000      60,540,000
    Pall Corp                               500,000      17,195,000                                 500,000      17,195,000
    Precision Castparts Corp.                                           257,300      20,270,094     257,300      20,270,094
    Raytheon Co                             600,000      32,106,000                                 600,000      32,106,000
    Rockwell Collins Inc.                   100,000       4,809,000                                 100,000       4,809,000
(a) SunPower Corp., A                         2,000         141,860      37,300       2,645,689      39,300       2,787,549
    Teleflex Inc.                           500,000      31,745,000                                 500,000      31,745,000
    Textron Inc.                          1,050,000      30,744,000                               1,050,000      30,744,000
(a) Thomas & Betts Corp.                    500,000      19,535,000                                 500,000      19,535,000
    Tyco International Ltd.                 387,513      13,570,705                                 387,513      13,570,705
    United Technologies Corp.               850,000      51,051,000     391,300      23,501,478   1,241,300      74,552,478
    W.W. Grainger Inc.                      550,000      47,833,500                                 550,000      47,833,500
                                                     --------------              --------------              --------------
                                                        674,319,205                 111,603,116                 785,922,321
                                                     --------------              --------------              --------------
    COMMERCIAL & PROFESSIONAL
       SERVICES 1.5%
    Avery Dennison Corp.                    462,000      20,549,760                                 462,000      20,549,760
    Dun & Bradstreet Corp.                  122,000      11,511,920                                 122,000      11,511,920
    Equifax Inc.                            400,000      13,780,000                                 400,000      13,780,000
    Robert Half International Inc.          300,000       7,425,000                                 300,000       7,425,000
                                                     --------------                                          --------------
                                                         53,266,680                                              53,266,680
                                                     --------------                                          --------------
    CONSUMER DURABLES & APPAREL 1.1%
    VF Corp.                                500,000      38,655,000                                 500,000      38,655,000
                                                     --------------                                          --------------
    CONSUMER SERVICES 1.4%
    Carnival Corp.                          565,000      19,972,750     564,600      19,958,610   1,129,600      39,931,360
(a) Interval Leisure Group Inc.              60,020         624,208                                  60,020         624,208
    International Game Technology                                       221,029       3,797,278     221,029       3,797,278
    Starwood Hotels & Resorts Worldwide
       Inc.                                                             204,600       5,757,444     204,600       5,757,444
                                                     --------------              --------------              --------------
                                                         20,596,958                  29,513,332                  50,110,290
                                                     --------------              --------------              --------------
    DIVERSIFIED FINANCIALS 1.3%
    American Express Co.                                                242,300       8,584,689     242,300       8,584,689
    BlackRock Inc.                                                       92,500      17,991,250      92,500      17,991,250
    Moody's Corp.                           538,000      18,292,000                                 538,000      18,292,000
                                                     --------------              --------------              --------------
                                                         18,292,000                  26,575,939                  44,867,939
                                                     --------------              --------------              --------------
    ENERGY 3.7%
    BP PLC, ADR (United Kingdom)            350,200      17,569,534                                 350,200      17,569,534
    ConocoPhillips                           35,000       2,563,750                                  35,000       2,563,750
    Devon Energy Corp.                       50,000       4,560,000     150,000      13,680,000     200,000      18,240,000
    Exxon Mobil Corp.                        70,000       5,436,200                                  70,000       5,436,200
(a) FMC Technologies                                                    121,000       5,632,550     121,000       5,632,550
    Halliburton Co.                                                     381,600      12,360,024     381,600      12,360,024
    National Oilwell Varco Inc.                                         195,100       9,799,873     195,100       9,799,873
    Occidental Petroleum Corp.                                          136,500       9,616,425     136,500       9,616,425
    Peabody Energy Corp.                                                189,300       8,518,500     189,300       8,518,500
(b) Petroplus Holdings AG, 144A
       (Switzerland)                                                    188,400       7,087,620     188,400       7,087,620
    Royal Dutch Shell PLC, A, ADR
       (Netherlands)                        280,000      16,522,800                                 280,000      16,522,800

    Schlumberger Ltd.                        40,000       3,123,600     153,000      11,947,770     193,000      15,071,370
(a) Transocean Inc.                          15,222       1,671,985                                  15,222       1,671,985
                                                     --------------              --------------              --------------
                                                         51,447,869                  78,642,762                 130,090,631
                                                     --------------              --------------              --------------
    FOOD, BEVERAGE & TOBACCO 1.5%
    Bungel Ltd.                                                         142,300       8,990,514     142,300       8,990,514
(a) Hansen Natural Corp.                                                641,400      19,402,350     641,400      19,402,350
    PepsiCo Inc.                                                        309,200      22,036,684     309,200      22,036,684
                                                                                 --------------              --------------
                                                                                     50,429,548                  50,429,548
                                                                                 --------------              --------------
    FOOD & STAPLES RETAILING 0.5%
    CVS Caremark Corp.                                                  514,700      17,324,802     514,700      17,324,802
                                                                                 --------------              --------------
    HEALTH CARE EQUIPMENT & SERVICES
       3.6%
(a) Advanced Medical Optics Inc.             88,888       1,580,429                                  88,888       1,580,429
    Baxter International Inc.               400,000      26,252,000                                 400,000      26,252,000
    Cardinal Health Inc.                    300,000      14,784,000                                 300,000      14,784,000
    Covidien Ldt.                                                       345,900      18,595,584     345,900      18,595,584
(a) Edwards Lifesciences Corp.               50,000       2,888,000                                  50,000       2,888,000
(a) Hospira Inc.                             40,000       1,528,000                                  40,000       1,528,000
    IMS Health Inc.                         500,000       9,455,000                                 500,000       9,455,000
(a) Intuitive Surgical Inc.                   1,000         240,980                                   1,000         240,980
(a) Medco Health Solutions Inc.              96,480       4,341,600                                  96,480       4,341,600
    Medtronic Inc.                           60,000       3,006,000                                  60,000       3,006,000
    Quest Diagnostics Inc.                  500,000      25,835,000                                 500,000      25,835,000
(a) Varian Medical Systems Inc.                                         223,300      12,757,129     223,300      12,757,129
(a) Zimmer Holdings Inc.                     64,000       4,131,840                                  64,000       4,131,840
                                                     --------------              --------------              --------------
                                                         94,042,849                  31,352,713                 125,395,562
                                                     --------------              --------------              --------------
    HOUSEHOLD & PERSONAL PRODUCTS 0.8%
    The Procter & Gamble Co.                 35,000       2,439,150     353,200      24,614,508     388,200      27,053,658
                                                     --------------              --------------              --------------
    INSURANCE 1.2%
    AFLAC Inc.                                                          305,700      17,959,875     305,700      17,959,875
(a) Berkshire Hathaway Inc., A                                              184      24,030,400         184      24,030,400
                                                                                 --------------              --------------
                                                                                     41,990,275                  41,990,275
                                                                                 --------------              --------------
    MATERIALS 2.3%
    Air Products and Chemicals Inc.         500,000      34,245,000                                 500,000      34,245,000
    Cemex SAB de CV, CPO, ADR (Mexico)                                  880,121      15,155,683     880,121      15,155,683
    Goldcorp Inc. (Canada)                                              280,800       8,881,704     280,800       8,881,704
    Sigma-Aldrich Corp.                     400,000      20,968,000                                 400,000      20,968,000
                                                     --------------              --------------              --------------
                                                         55,213,000                  24,037,387                  79,250,387
                                                     --------------              --------------              --------------
    MEDIA 2.0%
    Time Warner Inc.                      1,350,000      17,698,500                               1,350,000      17,698,500
    The Walt Disney Co.                   1,130,000      34,679,700     557,290      17,103,230   1,687,290      51,782,930
                                                     --------------              --------------              --------------
                                                         52,378,200                  17,103,230                  69,481,430
                                                     --------------              --------------              --------------
    PHARMACEUTICALS, BIOTECHNOLOGY &
       LIFE SCIENCES 18.0%
    Abbott Laboratories                     400,000      23,032,000                                 400,000      23,032,000
    Allergan Inc.                           800,000      41,200,000                                 800,000      41,200,000
(a) Amgen Inc.                              932,000      55,239,640                                 932,000      55,239,640
(a) Biogen Idec Inc.                        400,000      20,116,000                                 400,000      20,116,000
(a) Celgene Corp.                            25,000       1,582,000     294,100      18,610,648     319,100      20,192,648
(a) Dionex Corp.                            250,000      15,887,500                                 250,000      15,887,500
    Eli Lilly and Co.                       400,000      17,612,000                                 400,000      17,612,000
(a) Genentech Inc.                        1,000,000      88,680,000     205,600      18,232,608   1,205,600     106,912,608
(a) Gilead Sciences Inc.                                                342,700      15,620,266     342,700      15,620,266
    Johnson & Johnson                     1,081,000      74,891,680     442,010      30,622,453   1,523,010     105,514,133
    Merck & Co. Inc.                        500,000      15,780,000                                 500,000      15,780,000
(a) Millipore Corp.                         400,000      27,520,000                                 400,000      27,520,000
    Pfizer Inc.                           2,170,000      40,014,800                               2,170,000      40,014,800
    Roche Holding AG, ADR (Switzerland)      40,000       3,102,000     342,300      26,545,365     382,300      29,647,365
    Schering-Plough Corp.                   500,000       9,235,000   1,021,600      18,868,952   1,521,600      28,103,952
    Teva Pharmaceutical Industries Ltd.,
       ADR (Israel)                                                     332,500      15,225,175     332,500      15,225,175
(a) Waters Corp.                            500,000      29,090,000                                 500,000      29,090,000
    Wyeth                                   600,000      22,164,000                                 600,000      22,164,000
                                                     --------------              --------------              --------------
                                                        485,146,620                 143,725,467                 628,872,087
                                                     --------------              --------------              --------------
    REAL ESTATE 0.1%
    iStar Financial Inc.                                                763,600       1,985,360     763,600       1,985,360
                                                                                 --------------              --------------
    RETAILING 1.6%
    Best Buy Co. Inc.                                                   220,900       8,283,750     220,900       8,283,750
(a) Expedia Inc.                            300,100       4,534,511                                 300,100       4,534,511
    Genuine Parts Co.                       300,400      12,079,084                                 300,400      12,079,084
(a) HSN Inc.                                 60,020         660,820                                  60,020         660,820
    Lowe's Cos. Inc.                                                    577,900      13,690,451     577,900      13,690,451
    Target Corp.                                                        328,700      16,122,735     328,700      16,122,735
(a) Ticketmaster                             60,020         644,015                                  60,020         644,015

                                                     --------------              --------------              --------------
                                                         17,918,430                  38,096,936                  56,015,366
                                                     --------------              --------------              --------------
    SEMICONDUCTORS & SEMICONDUCTOR
       EQUIPMENT 1.5%
    Intel Corp.                             900,000      16,857,000     848,800      15,898,024   1,748,800      32,755,024
    KLA-Tencor Corp.                                                    188,700       5,972,355     188,700       5,972,355
    Texas Instruments Inc.                  515,000      11,072,500                                 515,000      11,072,500
(a) Verigy Ltd. (Singapore)                  48,974         797,297                                  48,974         797,297
                                                     --------------              --------------              --------------
                                                         28,726,797                  21,870,379                  50,597,176
                                                     --------------              --------------              --------------
    SOFTWARE & SERVICES 8.1%
(a) Activision Blizzard Inc.                                          1,129,300      17,425,099   1,129,300      17,425,099
(a) Adobe Systems Inc.                                                  491,700      19,407,399     491,700      19,407,399
(a) Autodesk Inc.                                                       485,900      16,301,945     485,900      16,301,945
    Automatic Data Processing Inc.          700,000      29,925,000                                 700,000      29,925,000
(a) Computer Sciences Corp.               1,000,000      40,190,000                               1,000,000      40,190,000
(a) Google Inc., A                           27,000      10,814,040      36,300      14,538,876      63,300      25,352,916
(a) IAC/InterActiveCorp .                   150,050       2,595,865                                 150,050       2,595,865
    MasterCard Inc., A                                                   59,600      10,568,868      59,600      10,568,868
    Microsoft Corp.                         975,000      26,022,750     764,400      20,401,836   1,739,400      46,424,586
(a) Oracle Corp.                            500,000      10,155,000                                 500,000      10,155,000
    Paychex Inc.                                                        539,900      17,832,897     539,900      17,832,897
    Visa Inc., A                                                        291,900      17,919,741     291,900      17,919,741
(a) Yahoo! Inc.                           1,600,000      27,680,000                               1,600,000      27,680,000
                                                     --------------              --------------              --------------
                                                        147,382,655                 134,396,661                 281,779,316
                                                     --------------              --------------              --------------
    TECHNOLOGY HARDWARE & EQUIPMENT
       13.0%
(a) Agilent Technologies Inc.               400,000      11,864,000     861,500      25,552,090   1,261,500      37,416,090
(a) Apple Inc.                              700,000      79,562,000      79,400       9,024,604     779,400      88,586,604
(a) Cisco Systems Inc.                    1,545,000      34,855,200   1,423,600      32,116,416   2,968,600      66,971,616
(a) Dell Inc.                               500,000       8,240,000     820,200      13,516,896   1,320,200      21,756,896
(a) EMC Corp.                             1,000,000      11,960,000                               1,000,000      11,960,000
(a) FLIR Systems Inc.                                                   327,800      12,594,076     327,800      12,594,076
    Harris Corp.                                                        287,400      13,277,880     287,400      13,277,880
    Hewlett-Packard Co.                   1,156,250      53,465,000                               1,156,250      53,465,000
    International Business Machines
       Corp.                                580,000      67,836,800                                 580,000      67,836,800
(a) Logitech International SA
       (Switzerland)                        150,000       3,498,000                                 150,000       3,498,000
(a) Mettler-Toledo International Inc.        50,000       4,900,000                                  50,000       4,900,000
    Molex Inc.                              146,483       3,288,543                                 146,483       3,288,543
    Molex Inc., A                           146,483       3,048,311                                 146,483       3,048,311
    Nokia Corp., ADR (Finland)                                          521,900       9,733,435     521,900       9,733,435
    QUALCOMM Inc.                           110,000       4,726,700     647,500      27,823,075     757,500      32,549,775
(a) Research In Motion Ltd. (Canada)                                    127,400       8,701,420     127,400       8,701,420
(a) Sun Microsystems Inc.                   400,000       3,040,000                                 400,000       3,040,000
    Tyco Electronics Ltd.                   387,513      10,718,610                                 387,513      10,718,610
                                                     --------------              --------------              --------------
                                                        301,003,164                 152,339,892                 453,343,056
                                                     --------------              --------------              --------------
    TELECOMMUNICATIONS SERVICES 1.7%
    America Movil SAB de CV, L, ADR
       (Mexico)                                                         259,300      12,021,148     259,300      12,021,148
(a) American Tower Corp., A                 115,000       4,136,550     737,900      26,542,263     852,900      30,678,813
(a) MetroPCS Communications Inc.                                        331,400       4,636,286     331,400       4,636,286
    Rogers Communications Inc., B
       (Canada)                                                         415,100      13,460,384     415,100      13,460,384
                                                     --------------              --------------              --------------
                                                          4,136,550                  56,660,081                  60,796,631
                                                     --------------              --------------              --------------
    TRANSPORTATION 7.8%
    Air France-KLM, ADR (France)            550,000      12,600,500                                 550,000      12,600,500
(a) Alaska Air Group Inc.                   500,000      10,195,000                                 500,000      10,195,000
(a) AMR Corp.                             2,000,000      19,640,000                               2,000,000      19,640,000
    Arkansas Best Corp.                     500,000      16,845,000                                 500,000      16,845,000
    British Airways PLC, ADR
       (United Kingdom)                     500,000      15,062,500                                 500,000      15,062,500
    Canadian National Railway Co.
       (Canada)                             500,000      23,915,000                                 500,000      23,915,000
    Canadian Pacific Railway Ltd.
       (Canada)                             500,000      26,930,000                                 500,000      26,930,000
    C.H Robinson Worldwide Inc.                                         267,300      13,621,608     267,300      13,621,608
(a) Continental Airlines Inc., B          1,000,000      16,680,000                               1,000,000      16,680,000
    Expeditors International of
       Washington Inc.                       80,000       2,787,200     324,200      11,295,128     404,200      14,082,328
    FedEx Corp.                                                         168,000      13,278,720     168,000      13,278,720
    Forward Air Corp.                       500,000      13,615,000                                 500,000      13,615,000
    Heartland Express Inc.                  500,000       7,760,000                                 500,000       7,760,000
(a) Ryanair Holdings PLC, ADR (Ireland)                                 217,700       4,883,011     217,700       4,883,011
    Southwest Airlines Co.                   65,200         946,052                                  65,200         946,052
    Union Pacific Corp.                     600,000      42,696,000                                 600,000      42,696,000
    Werner Enterprises Inc.                 500,000      10,855,000                                 500,000      10,855,000
(a) YRC Worldwide Inc.                      700,000       8,372,000                                 700,000       8,372,000
                                                     --------------              --------------              --------------
                                                        228,899,252                  43,078,467                 271,977,719
                                                     --------------              --------------              --------------
    UTILITIES 1.2%
    International Power PLC
       (United Kingdom)                                               3,588,400      23,216,781   3,588,400      23,216,781
    Public Service Enterprise Group Inc.    100,000       3,279,000     496,400      16,276,956     596,400      19,555,956
                                                     --------------              --------------              --------------
                                                          3,279,000                  39,493,737                  42,772,737
                                                     --------------              --------------              --------------
    TOTAL COMMON STOCKS
       (COST $2,135,566,328)                          2,341,737,593               1,113,987,802               3,455,725,395
                                                     --------------              --------------              --------------

    SHORT TERM INVESTMENTS
       (COST $40,134,777) 1.1%
    MONEY MARKET FUNDS 1.1%
(c) Franklin Institutional Fiduciary
       Trust Money Market Portfolio,
       1.98%                              1,560,596       1,560,596  38,574,181      38,574,181  40,134,777      40,134,777
                                                     --------------              --------------              --------------
    TOTAL INVESTMENTS
       (COST $2,175,701,105) 100.1%                   2,343,298,189               1,152,561,983               3,495,860,172
    OTHER ASSETS, LESS LIABILITES (0.1)%                 (2,318,965)                 (2,137,566)                 (4,599,675)(d)
                                                     --------------              --------------              --------------
    NET ASSETS 100%                                  $2,340,979,224              $1,150,424,417              $3,491,260,497(d)
                                                     --------------              --------------              --------------

FOOTNOTE LEGEND

(a)  Non-income producing for the twelve months ended September 30, 2008.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933.This security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. At September 30, 2008, the value of this security was $7,087,620, representing 0.20% of net assets

(c) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Franklin Growth Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

(d) Includes the estimated expenses of the Transactions borne by the Franklin Capital Growth Fund and the Franklin Growth Fund.

ABBREVIATION LEGEND

ADR - American Depository Receipt
CPO - Certificates of Ordinary Participation

See Notes to Pro Forma Combining Statements

FRANKLIN GROWTH FUND
FRANKLIN CAPITAL GROWTH FUND

FINANCIAL STATEMENTS

PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES SEPTEMBER 30, 2008 (UNAUDITED)

                                                                                                      FRANKLIN GROWTH
                                                                  FRANKLIN CAPITAL     PRO FORMA       FUND PRO FORMA
                                                FRANKLIN GROWTH      GROWTH FUND      ADJUSTMENTS         COMBINED
                                                      FUND           (UNAUDITED)      (UNAUDITED)        (UNAUDITED)
                                                ---------------   ----------------   ------------     ---------------
Assets:
   Investments in securities:
      Cost - Unaffiliated issuers                $1,077,802,405    $1,057,763,923    $         --      $2,135,566,328
      Cost - Sweep Money Fund                         1,560,596        38,574,181              --          40,134,777
                                                 --------------    --------------    ------------      --------------
      Total cost of investments                   1,079,363,001     1,096,338,104              --       2,175,701,105
                                                 ==============    ==============    ============      ==============
      Value - Unaffiliated issuers                2,341,737,593     1,113,987,802              --       3,455,725,395
      Value - Sweep Money Fund                        1,560,596        38,574,181              --          40,134,777
                                                 --------------    --------------    ------------      --------------
      Total value of Investments                  2,343,298,189     1,152,561,983              --       3,495,860,172
   Cash                                                  92,078                --                              92,078
   Receivables:                                                                                --                  --
      Investment securities sold                      1,358,440         1,905,841              --           3,264,281
      Capital shares sold                             2,109,578           117,556              --           2,227,134
      Dividends                                       2,279,253           770,536              --           3,049,789
      Other Assets                                        7,305                --              --               7,305
                                                 --------------    --------------    ------------      --------------
         Total assets                             2,349,144,843     1,155,355,916              --       3,504,500,759
                                                 --------------    --------------    ------------      --------------
Liabilities:
   Payables:
      Investment securities purchased                        --         3,008,367              --           3,008,367
      Capital shares redeemed                         4,952,662           383,097              --           5,335,759
      Affiliates                                      2,547,815         1,167,766              --           3,715,581
      Unaffiliated transfer agent fees                  432,365           200,086              --             632,451
   Funds advanced by custodian                               --           117,162                             117,162
   Other liabilities                                    232,777            55,021         143,144(a)          430,942
                                                 --------------    --------------    ------------      --------------
         Total liabilities                            8,165,619         4,931,499         143,144          13,240,262
                                                 --------------    --------------    ------------      --------------
            Net assets, at value                 $2,340,979,224    $1,150,424,417    $   (143,144)     $3,491,260,497
                                                 ==============    ==============    ============      ==============
Net assets consist of:
   Undistributed net investment income           $1,083,490,921    $    5,852,163    $   (143,144)     $1,089,199,940
   Net unrealized appreciation (depreciation)        10,241,399        56,224,627              --          66,466,026
   Accumulated net realized gain (loss)           1,263,935,188       (14,269,628)             --       1,249,665,560
   Capital shares                                   (16,688,284)    1,102,617,255              --       1,085,928,971
                                                 --------------    --------------    ------------      --------------
            Net assets, at value                 $2,340,979,224    $1,150,424,417    $   (143,144)     $3,491,260,497
                                                 ==============    ==============    ============      ==============
CLASS A:
   Net assets, at value                          $1,708,612,045    $  614,326,241    $    (89,691)     $2,322,848,595
                                                 ==============    ==============    ============      ==============
   Shares outstanding(b)                             45,967,776        60,996,186     (44,469,752)         62,494,210
                                                 ==============    ==============    ============      ==============
   Net asset value per share(c)                  $        37.17    $        10.07                      $        37.17
                                                 ==============    ==============                      ==============
   Maximum offering price per share
      (net asset value / 94.25%)                 $        39.44    $        10.69                      $        39.44
                                                 ==============    ==============                      ==============
CLASS B:
   Net assets, at value                          $   89,778,767    $   39,610,266    $     (5,676)     $  129,383,367
                                                 ==============    ==============    ============      ==============
   Shares outstanding(b)                              2,532,916         4,175,045      (3,057,449)          3,650,512
                                                 ==============    ==============    ============      ==============
   Net asset value and maximum
      offering price per share(c)                $        35.44    $         9.49                      $        35.44
                                                 ==============    ==============                      ==============
CLASS C:
   Net assets, at value                          $  255,425,099    $   93,127,209    $    (13,818)     $  348,538,490
                                                 ==============    ==============    ============      ==============
   Shares outstanding(b)                              7,268,101         9,924,197      (7,274,189)          9,918,109
                                                 ==============    ==============    ============      ==============
   Net asset value and maximum
      offering price per share(c)                $        35.14    $         9.38                      $        35.14
                                                 ==============    ==============                      ==============
CLASS R:
   Net assets, at value                          $   30,175,455    $   14,903,600    $     (2,678)     $   45,076,377
                                                 ==============    ==============    ============      ==============
   Shares outstanding(b)                                818,448         1,496,989      (1,092,800)          1,222,637
                                                 ==============    ==============    ============      ==============
   Net asset value and maximum
      offering price per share                   $        36.87    $         9.96                      $        36.87
                                                 ==============    ==============                      ==============
ADVISOR CLASS:
   Net assets, at value                          $  256,987,858    $  388,457,101    $    (31,281)     $  645,413,678
                                                 ==============    ==============    ============      ==============
   Shares outstanding(b)                              6,898,141        38,188,903     (27,761,145)         17,325,899
                                                 ==============    ==============    ============      ==============
   Net asset value and maximum
      offering price per share                   $        37.25    $        10.17                      $        37.25
                                                 ==============    ==============                      ==============

(a)  Estimated reorganization costs.

(b)  See note 2 in the accompanying notes to Pro Forma Combining Statements.

(c) Redemption price is equal to the net asset value less contingent sales charges, if applicable.

See notes to Pro Forma Combining Statements

FRANKLIN GROWTH FUND
FRANKLIN CAPITAL GROWTH FUND

FINANCIAL STATEMENTS

PRO FORMA COMBINING STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2008 (UNAUDITED)

                                                                  FRANKLIN                     FRANKLIN GROWTH
                                                   FRANKLIN        CAPITAL       PRO FORMA      FUND PRO FORMA
                                                    GROWTH       GROWTH FUND     ADJUSTMENTS       COMBINED
                                                     FUND        (UNAUDITED)    (UNAUDITED)*     (UNAUDITED)
                                                -------------   -------------   ------------   ---------------
Investment Income:
   Dividends:
      Unaffiliated issuers                      $  39,462,563   $  19,807,444    $      --     $    59,447,386
      Sweep Money Fund                                828,060         177,379           --             828,060
                                                -------------   -------------    ---------     ---------------
         Total investment income                   40,290,623      19,984,823           --          60,275,446
                                                -------------   -------------    ---------     ---------------
Expenses:
   Management fees                                 12,544,223       6,384,810     (154,750)         18,774,283(a)
   Distribution fees:
      Class A                                       4,865,049       1,812,664           --           6,677,713
      Class B                                       1,160,677         523,657           --           1,684,334
      Class C                                       3,053,322       1,158,044           --           4,211,366
      Class R                                         294,059         113,888           --             407,947
   Transfer agent fees                              4,528,767       2,866,701     (258,841)          7,136,627(b)
   Custodian fees                                      53,202          35,292           --              88,494
   Reports to shareholders                            396,386         145,397      (27,089)            514,694(c)
   Registration and filing fees                       161,600         116,654      (55,651)            222,603(d)
   Professional fees                                   56,575          40,242       (4,841)             91,976(e)
   Trustee's fees and expenses                         16,704          95,808      (95,808)             16,704(f)
   Other                                               41,683          31,161      (31,161)             41,683(g)
                                                -------------   -------------    ---------     ---------------
         Total expense                             27,172,247      13,324,318     (628,141)         39,868,424
            Expense reductions                           (195)         (1,152)          --              (1,347)
                                                -------------   -------------    ---------     ---------------
               Net expenses                        27,172,052      13,323,166     (628,141)         39,867,077
                                                -------------   -------------    ---------     ---------------
               Net investment income               13,118,571       6,661,657      628,141          20,408,369
                                                -------------   -------------    ---------     ---------------
Realized and unrealized gains (losses):
   Net realized gain (loss) from:
      Investments                                  93,114,666        (726,203)          --          92,388,463
      Foreign currency transactions                     3,793         262,285           --             266,078
                                                -------------   -------------    ---------     ---------------
               Net realized gain (loss)            93,118,459        (463,918)          --          92,654,541
                                                -------------   -------------    ---------     ---------------
   Net change in unrealized appreciation
      (depreciation) from:
      Investments                                (703,968,727)   (322,746,316)          --      (1,026,715,043)
      Translation of assets and liabilities
         denominated in foreign currencies                 --          (2,474)          --              (2,474)
                                                -------------   -------------    ---------     ---------------
               Net change in unrealized
                  appreciation (depreciation)    (703,968,727)   (322,748,790)          --      (1,026,717,517)
                                                -------------   -------------    ---------     ---------------
Net realized and unrealized gain (loss)          (610,850,268)   (323,212,708)          --        (934,062,976)
                                                -------------   -------------    ---------     ---------------
Net increase (decrease) in net assets
   resulting from operations                    $(597,731,697)  $(316,551,051)   $ 628,141     $  (913,654,607)
                                                -------------   -------------    ---------     ---------------

* Projected Expenses are based on current and anticipated expenses and do not include the estimated costs of the transaction of approximately $143,144 to be borne by the Funds.

(a)  Pro Forma adjustment for increase in average net assets.

(b)  Pro Forma adjustment for removal of duplicative transfer agent fees.

(c) Pro Forma adjustment for removal of duplicative reports to shareholders fees.

(d) Pro Forma adjustment for removal of duplicative registration and filing fees.

(e)  Pro Forma adjustment for removal of duplicative professional fees.

(f) Pro Forma adjustment for removal of duplicative trustee's fees and expenses.

(g)  Pro Forma adjustment for removal of duplicative other fees.

See notes to Pro Forma Combining Statements







FRANKLIN CAPITAL GROWTH FUND
FRANKLIN GROWTH FUND


NOTES TO PRO FORMA COMBINING STATEMENTS (UNAUDITED)

1.  BASIS OF COMBINATION

Subject to approval of the proposed Agreement and
Plan of Reorganization (the "Agreement and Plan") by
the shareholders of the Franklin Capital Growth Fund,
the Franklin Growth Fund will acquire substantially
all of the assets of the Franklin Capital Growth Fund
in exchange for the Class A, B, C, R and Advisor
Class shares of the Franklin Growth Fund. The
reorganization will be accounted for by the method of
accounting for tax-free business combinations of
investment companies.  The accompanying Pro Forma
Combining Statements are presented to show the effect
of the proposed reorganization as if such
reorganization had occurred on October 1, 2007.  The
Pro Forma Combining Statement of Assets and
Liabilities and The Pro Forma Combining Statement of
Investments for the Franklin Growth Fund and Franklin
Capital Growth Fund have been combined to reflect
balances as of September 30, 2008.   The Pro Forma
Combining Statement of Operations for the Franklin
Growth Fund and the Franklin Capital Growth Fund has been combined to reflect the twelve months ended
September 30, 2008.  The Pro Forma Combining
Statements are presented for the information of the reader, and should be read in conjunction with the historical financial statements of the Franklin
Growth Fund and the Franklin Capital Growth Fund.

2.  SHARES OF BENEFICIAL INTEREST

The number of Class A shares issued was calculated by dividing the Class A net assets of the Franklin
Capital Growth Fund at September 30, 2008 by the
Class A net asset value per share of the Franklin
Growth Fund at September 30, 2008.

The number of Class B shares issued was calculated by dividing the Class B net assets of the Franklin
Capital Growth Fund at September 30, 2008 by the
Class B net asset value per share of the Franklin
Growth Fund at September 30, 2008.

The number of Class C shares issued was calculated by dividing the Class C net assets of the Franklin
Capital Growth Fund at September 30, 2008 by the
Class C net asset value per share of the Franklin
Growth Fund at September 30, 2008.

The number of Class R shares issued was calculated by dividing the Class R net assets of the Franklin
Capital Growth Fund at September 30, 2008 by the
Class R net asset value per share of the Franklin
Growth Fund at September 30, 2008.

The number of Advisor Class shares issued was calculated by dividing the Advisor Class net assets of the Franklin Capital Growth Fund at September 30,
2008 by the Advisor Class net asset value per share of the Franklin Growth Fund at September 30, 2008.


3.  INVESTMENT RESTRICTIONS

None of the securities held by the Franklin Capital
Growth Fund as of the closing date will violate the investment restrictions of the Franklin Growth Fund.

4.  ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United
States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.

5.  SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual Funds are valued at the closing net asset value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

Each fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by each Fund's Board of Trustees.

6. Reorganization Costs

The Franklin Growth Fund and the Franklin Capital Growth Fund will each pay 25% of the expenses, including the costs of proxy solicitation, resulting from their participation in the reorganization. Franklin Advisers, Inc. will pay the remaining 50% of such expenses for the reorganization. The total amount of such expenses for the reorganization is estimated to be $286,288.







                              PART C

                         OTHER INFORMATION

Item 15. Indemnification. The Agreement and Declaration of Trust (the "Declaration") provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to such Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as "Disqualifying Conduct") and for nothing else. Except in these instances, these persons shall not be responsible or liable for any act or omission of any other agent of such Trust or its investment adviser or principal underwriter to the fullest extent that limitations of liability are permitted by the Delaware Statutory Trust Act (the "Delaware Act"). Moreover, except in these instances, none of these persons, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of such Trust or any trustee thereof.

           The Trust shall indemnify, out of its assets, to the fullest extent permitted under applicable law, any of these persons who was or is a party, or is threatened to be made a party, to any Proceeding (as defined in the Declaration) because the person is or was an agent of such Trust. These persons shall be indemnified against any expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any proceeding by judgment, settlement or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct.

           Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act" or "Securities Act"), may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits. The following exhibits are incorporated by reference to the Registrant's previously filed registration statements on Form N-1A indicated below, except as noted:

           (1) Copies of the charter of the Registrant as now in effect;

                (a)  Agreement and Declaration of Trust of
                     Franklin Custodian Funds, a Delaware
                     statutory trust dated October 18, 2006
                     Filing: Post-Effective Amendment No. 91 to
                     Registration Statement on Form N-1A
                     File No. 002-11346
                     Filing Date: January 25, 2008

                (b)  Certificate of Amendment dated December 4,
                     2006 of Agreement and Declaration of Trust dated October 18, 2006
                     Filing: Post-Effective Amendment No. 91 to
                     Registration Statement on Form N-1A
                     File No. 002-11346
                     Filing Date: January 25, 2008

                (c)  Certificate of Amendment dated October 21,
                     2008 of Agreement and Declaration of Trust dated October 18, 2006
                     Filing: Form N-14
                     File No. 333-156353
                     Filing Date: December 19, 2008

                (d)  Certificate of Trust of Franklin Custodian
                     Funds dated October 18, 2006
                     Filing: Post-Effective Amendment No. 91 to
                     Registration Statement on Form N-1A
                     File No. 002-11346
                     Filing Date: January 25, 2008

                (e)  Certificate of Amendment dated December 4,
                     2006 to the Certificate of Trust dated
                     October 18, 2006
                     Filing: Post-Effective Amendment No. 91 to
                     Registration Statement on Form N-1A
                     File No. 002-11346
                     Filing Date: January 25, 2008

           (2) Copies of the existing bylaws or corresponding instrument of the Registrant;

                (a)  By-Laws of Franklin Custodian Funds, a
                     Delaware statutory trust, dated October 18,
                     2006
                     Filing: Post-Effective Amendment No. 91 to
                     Registration Statement on Form N-1A
                     File No. 002-11346
                     Filing Date: January 25, 2008

                (b)  Certificate of Amendment dated December 4,
                     2006 of By-Laws dated October 18, 2006
                     Filing: Post-Effective Amendment No. 91 to
                     Registration Statement on Form N-1A
                     File No. 002-11346
                     Filing Date: January 25, 2008

           (3) Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant;

                Not applicable.

           (4)  Copies of the agreement of acquisition,
                reorganization, merger, liquidation and any amendments to it;

                (a) Form of Agreement and Plan of Reorganization between the Registrant, on behalf of Franklin Growth Fund, and Franklin Capital Growth Fund, is filed herewith as Exhibit A to the Prospectus/Proxy Statement.

           (5) Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

                (a)  Articles III, V, VI, VII, VIII and IX of the
                     Agreement and Declaration of Trust of
                     Franklin Custodian Funds, a Delaware
                     statutory trust dated October 18, 2006
                     Filing: Post-Effective Amendment No. 91 to
                     Registration Statement on Form N-1A
                     File No. 002-11346
                     Filing Date: January 25, 2008

                (b) Article VII of the Agreement and Declaration of Trust as amended by the Certificate of Amendment of Agreement and Declaration of Trust dated October 21, 2008

                (c) Articles II, VI and VII of the By-Laws of Franklin Custodian Funds, a Delaware statutory trust, dated October 18, 2006
                     Filing: Post-Effective Amendment No. 91 to
                     Registration Statement on Form N-1A
                     File No. 002-11346
                     Filing Date: January 25, 2008

           (6) Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

                (a)  Investment Management Agreement between the
                     Registrant on behalf of the Franklin DynaTech Fund and Franklin Advisers, Inc. dated
                     February 1, 2008
                     Filing: Post-Effective Amendment No. 92 to
                     Registration Statement on Form N-1A
                     File No. 002-11346
                     Filing Date: May 12, 2008

                (b)  Investment Management Agreement between the
                     Registrant on behalf of the Franklin Growth
                     Fund and Franklin Advisers, Inc. dated
                     November 1, 2008
                     Filing: Form N-14
                     File No. 333-156353
                     Filing Date: December 19, 2008

                (c)  Sub-Advisory Agreement between the Franklin
                     Advisers, Inc., on behalf of the Franklin
                     Growth Fund, and Franklin Investment Advisory Services, LLC dated November 1, 2008
                     Filing: Form N-14
                     File No. 333-156353
                     Filing Date: December 19, 2008

                (d) Investment Management Agreement between the Registrant on behalf of the Franklin Income Fund and Franklin Advisers, Inc. dated February 1, 2008
                     Filing: Post-Effective Amendment No. 92 to
                     Registration Statement on Form N-1A
                     File No. 002-11346
                     Filing Date: May 12, 2008

                (e) Investment Management Agreement between the Registrant on behalf of the Franklin U.S. Government Securities Fund and Franklin Advisers, Inc. dated February 1, 2008
                     Filing: Post-Effective Amendment No. 92 to
                     Registration Statement on Form N-1A
                     File No. 002-11346
                     Filing Date: May 12, 2008

                (f)  Investment Management Agreement between the
                     Registrant on behalf of the Franklin
                     Utilities Fund and Franklin Advisers, Inc.
                     dated February 1, 2008
                     Filing: Post-Effective Amendment No. 92 to
                     Registration Statement on Form N-1A
                     File No. 002-11346
                     Filing Date: May 12, 2008

           (7) Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

                (a) Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc. dated
                     February 1, 2008
                     Filing: Post-Effective Amendment No. 92 to
                     Registration Statement on Form N-1A
                     File No. 002-11346
                     Filing Date: May 12, 2008

                (b)  Form of Selling Agreements between
                     Franklin/Templeton Distributors, Inc. and
                     Securities Dealers dated November 1, 2003
                     Filing: Post-Effective Amendment No. 88 to
                     Registration Statement on Form N-1A
                     File No. 002-11346
                     Filing Date: November 29, 2004

                (c)  Amendment dated May 15, 2006 to form of
                     Selling Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated November 1, 2003
                     Filing: Post-Effective Amendment No. 91 to
                     Registration Statement on Form N-1A
                     File No. 002-11346
                     Filing Date: January 25, 2008

           (8) Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

                Not applicable.

           (9) Copies of all custodian agreements and depository contracts under Section 17(f) of the Investment Company Act of 1940, as amended (the "1940 Act") for securities and similar investments of the Registrant, including the schedule of remuneration;

                (a) Master Custody Agreement between Registrant and The Bank of New York Mellon dated
                     February 16, 1996
                     Filing: Post-Effective Amendment No. 74 to
                     Registration Statement on Form N-1A
                     File No. 002-11346
                     Filing Date: August 19, 1996

                (b) Amendment dated May 7, 1997 to the Master Custody Agreement dated February 16, 1996 between the Registrant and The Bank of New York Mellon
                     Filing: Post-Effective Amendment No. 77 to
                     Registration Statement on Form N-1A
                     File No. 002-11346
                     Filing Date: January 29, 1998

                (c) Amendment dated February 27, 1998 to Master Custody Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996
                     Filing: Post-Effective Amendment No. 78 to
                     Registration Statement on Form N-1A
                     File No. 002-11346
                     Filing Date: November 27, 1998

                (d) Amendment dated December 5, 2008 to Exhibit A of the Master Custody Agreement between Registrant and The Bank of New York Mellon made as of February 16, 1996
                     Filing: Post-Effective Amendment No. 94 to
                     Registration Statement on Form N-1A
                     File No. 002-11346
                     Filing Date: January 27, 2009

                (e) Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon made as of May 16, 2001
                     Filing: Post-Effective Amendment No. 83 to
                     Registration Statement on Form N-1A
                     File No. 002-11346
                     Filing Date: October 29, 2001

                (f) Amendment dated December 1, 2008 to Schedule 1 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon
                     Filing: Post-Effective Amendment No. 94 to
                     Registration Statement on Form N-1A
                     File No. 002-11346
                     Filing Date: January 27, 2009

                (g) Amendment dated November 14, 2008 to Schedule 2 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon made as May 16, 2001
                     Filing: Post-Effective Amendment No. 94 to
                     Registration Statement on Form N-1A
                     File No. 002-11346
                     Filing Date: January 27, 2009

                (h) Terminal Link Agreement between Registrant and The Bank of New York Mellon dated
                     February 16, 1996
                     Filing: Post-Effective Amendment No. 74 to
                     Registration Statement on Form N-1A
                     File No. 002-11346
                     Filing Date: August 19, 1996

           (10) Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

                (a) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin DynaTech Fund - Class A and
                     Franklin/Templeton Distributors, Inc. dated
                     February 1, 2008
                     Filing: Post-Effective Amendment No. 92 to
                     Registration Statement on Form N-1A
                     File No. 002-11346
                     Filing Date: May 12, 2008

                (b) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Growth Fund - Class A, and Franklin/Templeton Distributors, Inc. dated February 1, 2008
                     Filing: Post-Effective Amendment No. 92 to
                     Registration Statement on Form N-1A
                     File No. 002-11346
                     Filing Date: May 12, 2008

                (c) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Income Fund - Class A, and Franklin/Templeton Distributors, Inc. dated February 1, 2008
                     Filing: Post-Effective Amendment No. 92 to
                     Registration Statement on Form N-1A
                     File No. 002-11346
                     Filing Date: May 12, 2008

                (d) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin U.S. Government Securities Fund - Class A and Franklin/Templeton Distributors, Inc. dated February 1, 2008
                     Filing: Post-Effective Amendment No. 92 to
                     Registration Statement on Form N-1A
                     File No. 002-11346
                     Filing Date: May 12, 2008

                (e) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Utilities Fund - Class A, and
                     Franklin/Templeton Distributors, Inc. dated
                     February 1, 2008
                     Filing: Post-Effective Amendment No. 92 to
                     Registration Statement on Form N-1A
                     File No. 002-11346
                     Filing Date: May 12, 2008

                (f) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin DynaTech Fund, Franklin Growth Fund, Franklin Income Fund, Franklin U.S. Government Securities Fund and Franklin Utilities Fund - Class C, and Franklin/Templeton Distributors, Inc. dated February 1, 2008
                     Filing: Post-Effective Amendment No. 92 to
                     Registration Statement on Form N-1A
                     File No. 002-11346
                     Filing Date: May 12, 2008

                (g) Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin DynaTech Fund, Franklin Growth Fund and Franklin Income Fund - Class B, and Franklin/Templeton Distributors, Inc. dated February 1, 2008
                     Filing: Post-Effective Amendment No. 92 to
                     Registration Statement on Form N-1A
                     File No. 002-11346
                     Filing Date: May 12, 2008

                (h) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Income Fund - Class B1, Franklin U.S. Government Securities Fund and Franklin Utilities Fund - Class B, and
                     Franklin/Templeton Distributors, Inc. dated
                     February 1, 2008
                     Filing: Post-Effective Amendment No. 92 to
                     Registration Statement on Form N-1A
                     File No. 002-11346
                     Filing Date: May 12, 2008

                (i) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Growth Fund, Franklin Income Fund, Franklin U.S. Government Securities Fund and Franklin Utilities Fund - Class R, and
                     Franklin/Templeton Distributors, Inc. dated
                     February 1, 2008
                     Filing: Post-Effective Amendment No. 92 to
                     Registration Statement on Form N-1A
                     File No. 002-11346
                     Filing Date: May 12, 2008

                (j) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin DynaTech Fund - Class R, and
                     Franklin/Templeton Distributors, Inc. dated
                     December 1, 2008
                     Filing: Form N-14
                     File No. 333-156353
                     Filing Date: December 19, 2008

                (k)  Multiple Class Plan on behalf of Franklin
                     DynaTech Fund dated July 10, 2008
                     Filing: Form N-14
                     File No. 333-156353
                     Filing Date: December 19, 2008

                (l)  Multiple Class Plan on behalf of Franklin
                     Growth Fund dated October 17, 2006
                     Filing: Post-Effective Amendment No. 91 to
                     Registration Statement on Form N-1A
                     File No. 002-11346
                     Filing Date: January 25, 2008

                (m)  Multiple Class Plan on behalf of Franklin
                     Income Fund dated October 17, 2006
                     Filing: Post-Effective Amendment No. 91 to
                     Registration Statement on Form N-1A
                     File No. 002-11346
                     Filing Date: January 25, 2008

                (n)  Multiple Class Plan on behalf of Franklin
                     U.S. Government Securities Fund dated October
                     17, 2006
                     Filing: Post-Effective Amendment No. 91 to
                     Registration Statement on Form N-1A
                     File No. 002-11346
                     Filing Date: January 25, 2008

                (o)  Multiple Class Plan on behalf of Franklin
                     Utilities Fund dated October 17, 2006
                     Filing: Post-Effective Amendment No. 91 to
                     Registration Statement on Form N-1A
                     File No. 002-11346
                     Filing Date: January 25, 2008

           (11) An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

                (a)  Opinion and Consent of Counsel dated December
                     17, 2008
                     Filing: Form N-14
                     File No. 333-156353
                     Filing Date: December 19, 2008

           (12) An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

           (13) Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

                (a) Subcontract for Fund Administrative Services dated March 1, 2008 between Franklin
                     Advisers, Inc. and Franklin Templeton
                     Services, LLC as amended November 1, 2008
                     Filing: Post-Effective Amendment No. 94 to
                     Registration Statement on Form N-1A
                     File No. 002-11346
                     Filing Date: January 27, 2009

           (14) Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

                (a)  Consent of Independent Registered Public
                     Accounting Firm

           (15) All financial statements omitted pursuant to Item
                14(a)(1);

                Not applicable.

           (16) Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

                (a)  Power of Attorney dated December 1, 2008
                     Filing: Form N-14
                     File No. 333-156353
                     Filing Date: December 19, 2008

                (b)  Powers of Attorney dated December 1, 2008
                     Filing: Form N-14
                     File No. 333-156353
                     Filing Date: December 19, 2008

           (17) Any additional exhibits which the Registrant may wish to file.

                (a)  Code of Ethics dated May, 2008
                     Filing: Post-Effective Amendment No. 93 to
                     Registration Statement on Form N-1A
                     File No. 002-11346
                     Filing Date: July 14, 2008

Item 17.   UNDERTAKINGS.

           (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

           (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

           (3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinions and consents of counsel regarding the tax consequences of the proposed reorganizations required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinions.



                            SIGNATURES

    As required by the Securities Act of 1933, as amended, (the "1933 Act"), this Registration Statement has been signed on behalf of the Registrant in the City of San Mateo and the State of California on the 5th day of February, 2009.


                                    FRANKLIN CUSTODIAN FUNDS
                                    a Delaware statutory trust
                                    (Registrant)

                                    By: /s/ DAVID P. GOSS
                                        David P. Goss
                                        Vice President

      As required by the 1933 Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:


CHARLES B. JOHNSON*                 Chief Executive Officer-
Charles B. Johnson                  Investment Management and
                                    Trustee
                                    Dated: February 5, 2009

JENNIFER J. BOLT*                   Chief Executive Officer-
Jennifer J. Bolt                    Finance and Administration
                                    Dated: February 5, 2009

LAURA F. FERGERSON*                 Chief Financial Officer and
Laura F. Fergerson                  Chief Accounting Officer
                                    Dated: February 5, 2009

HARRIS J. ASHTON*                   Trustee
Harris J. Ashton                    Dated: February 5, 2009

ROBERT F. CARLSON*                  Trustee
Robert F. Carlson                   Dated: February 5, 2009

SAM GINN*                           Trustee
Sam Ginn                            Dated: February 5, 2009

EDITH E. HOLIDAY*                   Trustee
Edith E. Holiday                    Dated: February 5, 2009

RUPERT H. JOHNSON, JR.*             Trustee
Rupert H. Johnson, Jr.              Dated: February 5, 2009

FRANK W.T. LAHAYE*                  Trustee
Frank W.T. LaHaye                   Dated: February 5, 2009

FRANK A. OLSON*                     Trustee
Frank A. Olson                      Dated: February 5, 2009

LARRY D. THOMPSON*                  Trustee
Larry D. Thompson                   Dated: February 5, 2009

JOHN B WILSON*                      Trustee
John B. Wilson                      Dated: February 5, 2009


*By   /s/ DAVID P. GOSS
      David P. Goss, Attorney-in-Fact
      (Pursuant to Powers of Attorney filed herewith)



                     FRANKLIN CUSTODIAN FUNDS
                      REGISTRATION STATEMENT
                          EXHIBITS INDEX

EXHIBIT NO.             DESCRIPTION                        LOCATION

EX-99.(1)(a)            Agreement and Declaration of           *
                        Trust of Franklin Custodian
                        Funds, a Delaware statutory
                        trust, dated October 18, 2006

EX-99.(1)(b)            Certificate of Amendment dated         *
                        December 4, 2006 of Agreement
                        and Declaration of Trust dated
                        October 18, 2006

EX-99.(1)(c)            Certificate of Amendment dated         *
                        October 21, 2008 of Agreement
                        and Declaration of Trust dated
                        October 18, 2006

EX-99.(1)(d)            Certificate of Trust of Franklin       *
                        Custodian Funds dated October
                        18, 2006

EX-99.(1)(e)            Certificate of Amendment dated         *
                        December 4, 2006 to the
                        Certificate of Trust dated
                        October 18, 2006

EX-99.(2)(a)            By-Laws of Franklin Custodian          *
                        Funds, a Delaware statutory
                        trust, dated October 18, 2006

EX-99.(2)(b)            Certificate of Amendment dated         *
                        December 4, 2006 of By-Laws
                        dated October 18, 2006

EX-99.(5)(a)             Articles III, V, VI, VII, VIII        *
                         and IX of the Agreement and
                         Declaration of Trust of
                         Franklin Custodian Funds, a
                         Delaware statutory trust dated
                         October 18, 2006

EX-99.(5)(b)            Article VII of the Agreement and       *
                        Declaration of Trust as amended
                        by the Certificate of Amendment
                        of Agreement and Declaration of
                        Trust dated October 21, 2008

EX-99.(5)(c)            Articles II, VI and VII of the         *
                        By-Laws of Franklin Custodian
                        Funds, a Delaware statutory
                        trust, dated October 18, 2006

EX-99.(6)(a)            Investment Management Agreement        *
                        between the Registrant on behalf
                        of the Franklin DynaTech Fund
                        and Franklin Advisers, Inc.
                        dated February 1, 2008

EX-99.(6)(b)            Investment Management Agreement        *
                        between the Registrant on behalf
                        of the Franklin Growth Fund and
                        Franklin Advisers, Inc. dated
                        November 1, 2008

EX-99.(6)(c)            Sub-Advisory Agreement between         *
                        the Franklin Advisers, Inc., on
                        behalf of the Franklin Growth
                        Fund, and Franklin Investment
                        Advisory Services, LLC dated
                        November 1, 2008

EX-99.(6)(d)            Investment Management Agreement        *
                        between the Registrant on behalf
                        of the Franklin Income Fund and
                        Franklin Advisers, Inc. dated
                        February 1, 2008

EX-99.(6)(e)            Investment Management Agreement        *
                        between the Registrant on behalf
                        of the Franklin U.S. Government
                        Securities Fund and Franklin
                        Advisers, Inc. dated February 1,
                        2008

EX-99.(6)(f)            Investment Management Agreement        *
                        between the Registrant on behalf
                        of the Franklin Utilities Fund
                        and Franklin Advisers, Inc.
                        dated February 1, 2008

EX-99.(7)(a)            Distribution Agreement between         *
                        Registrant and
                        Franklin/Templeton Distributors,
                        Inc. dated February 1, 2008

EX-99.(7)(b)            Form of Selling Agreements             *
                        between Franklin/Templeton
                        Distributors, Inc. and
                        Securities Dealers dated
                        November 1, 2003

EX-99.(7)(c)            Amendment dated May 15, 2006 to        *
                        form of Selling Agreements
                        between Franklin/Templeton
                        Distributors, Inc. and
                        Securities Dealers dated
                        November 1, 2003

EX-99.(8)(a)            Master Custody Agreement between       *
                        Registrant and The Bank of New
                        York Mellon dated February 16,
                        1996

EX-99.(8)(b)            Amendment dated May 7, 1997 to         *
                        the Master Custody Agreement
                        dated February 16, 1996 between
                        the Registrant and The Bank of
                        New York Mellon

EX-99.(8)(c)            Amendment dated February 27,           *
                        1998 to the Master Custody
                        Agreement dated February 16,
                        1996 between the Registrant and
                        The Bank of New York Mellon

EX-99.(8)(d)            Amendment dated December 5, 2008       *
                        to Exhibit A of the Master
                        Custody Agreement between
                        Registrant and The Bank of New
                        York Mellon made as of February
                        16, 1996

EX-99.(8)(e)            Amended and Restated Foreign           *
                        Custody Manager Agreement
                        between the Registrant and The
                        Bank of New York Mellon made as
                        of May 16, 2001

EX-99.(8)(f)            Amendment dated December 1,            *
                        2008, to Schedule 1 of the
                        Amended and Restated Foreign
                        Custody Manager Agreement
                        between the Registrant and The
                        Bank of New York Mellon as of
                        May 16, 2003

EX-99.(8)(g)            Amendment dated November 14,           *
                        2008, to Schedule 2 of the
                        Amended and Restated Foreign
                        Custody Manager Agreement
                        between the Registrant and The
                        Bank of New York Mellon as of
                        May 16, 2001

EX-99.(8)(h)            Terminal Link Agreement between        *
                        Registrant and The Bank of New
                        York Mellon dated February 16,
                        1996

EX-99.(10)(a)           Distribution Plan pursuant to          *
                        Rule 12b-1 between the
                        Registrant, on behalf of
                        Franklin DynaTech Fund - Class
                        A, and Franklin/Templeton
                        Distributors, Inc. dated
                        February 1, 2008

EX-99.(10)(b)           Distribution Plan pursuant to          *
                        Rule 12b-1 between the
                        Registrant, on behalf of
                        Franklin Growth Fund - Class A,
                        and Franklin/Templeton
                        Distributors, Inc. dated
                        February 1, 2008

EX-99.(10)(c)           Distribution Plan pursuant to          *
                        Rule 12b-1 between the
                        Registrant, on behalf of
                        Franklin Income Fund - Class A,
                        and Franklin/Templeton
                        Distributors, Inc. dated
                        February 1, 2008

EX-99.(10)(d)           Distribution Plan pursuant to          *
                        Rule 12b-1 between the
                        Registrant, on behalf of
                        Franklin U.S. Government
                        Securities Fund - Class A, and
                        Franklin/Templeton Distributors,
                        Inc. dated February 1, 2008

EX-99.(10)(e)           Distribution Plan pursuant to          *
                        Rule 12b-1 between the
                        Registrant, on behalf of the
                        Franklin Utilities Fund - Class
                        A, and Franklin/Templeton
                        Distributors, Inc. dated
                        February 1, 2008

EX-99.(10)(f)           Distribution Plan pursuant to          *
                        Rule 12b-1 between the
                        Registrant, on behalf of
                        Franklin DynaTech Fund, Franklin
                        Growth Fund, Franklin Income
                        Fund, Franklin U.S. Government
                        Securities Fund and Franklin
                        Utilities Fund - Class C, and
                        Franklin/Templeton Distributors,
                        Inc. dated February 1, 2008

EX-99.(10)(g)           Distribution Plan pursuant to          *
                        Rule 12b-1 between the
                        Registrant, on behalf of
                        Franklin DynaTech Fund, Franklin
                        Growth Fund and Franklin Income
                        Fund - Class B, and
                        Franklin/Templeton Distributors,
                        Inc. dated February 1, 2008

EX-99.(10)(h)           Distribution Plan pursuant to          *
                        Rule 12b-1 between the
                        Registrant, on behalf of
                        Franklin Income Fund - Class B1,
                        Franklin U.S. Government
                        Securities Fund and Franklin
                        Utilities Fund - Class B, and
                        Franklin/Templeton Distributors,
                        Inc. dated February 1, 2008

EX-99.(10)(i)           Distribution Plan pursuant to          *
                        Rule 12b-1 between the
                        Registrant, on behalf of
                        Franklin Growth Fund, Franklin
                        Income Fund, Franklin U.S.
                        Government Securities Fund and
                        Franklin Utilities Fund - Class
                        R, and Franklin/Templeton
                        Distributors, Inc. dated
                        February 1, 2008

EX-99.(10)(j)           Distribution Plan pursuant to          *
                        Rule 12b-1 between the
                        Registrant, on behalf of
                        Franklin DynaTech Fund - Class
                        R, and Franklin/Templeton
                        Distributors, Inc. dated
                        December 1, 2008

EX-99.(10)(k)           Multiple Class Plan on behalf of       *
                        Franklin DynaTech Fund dated
                        July 10, 2008

EX-99.(10)(l)           Multiple Class Plan on behalf of       *
                        Franklin Growth Fund dated
                        October 17, 2006

EX-99.(10)(m)           Multiple Class Plan on behalf of       *
                        Franklin Income Fund dated
                        October 17, 2006

EX-99.(10)(n)           Multiple Class Plan on behalf of       *
                        U.S. Government Securities Fund
                        dated October 17, 2006

EX-99.(10)(o)           Multiple Class Plan on behalf of       *
                        Franklin Utilities Fund dated
                        October 17, 2006

EX-99.(11)(a)           Opinion and Consent of Counsel         *
                        dated December 17, 2008

EX-99.(13)(a)           Subcontract for Fund                   *
                        Administrative Services dated
                        March 1, 2008 between Franklin
                        Advisers, Inc. and Franklin
                        Templeton Services, LLC as
                        amended November 1, 2008

EX-99.(14)(a)           Consent of Independent                 Attached
                        Registered Public Accounting Firm

EX-99.(16)(a)           Powers of Attorney dated               *
                        December 1, 2008

EX-99.(16)(b)           Power of Attorney dated December       *
                        1, 2008

EX-99.(17)(a)           Code of Ethics dated May, 2008         *



*Incorporated By Reference